UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
12/31/06 (Unaudited)

COMMON STOCKS(a)	Growth 83.2%		Balanced 67.1%		Conservative 36.1%
	Shares	Value	Shares	Value	Shares	Value

Banking		8.4%		6.2%		3.4%
Allied Irish Banks PLC (Ireland)	74,905	$2,235,209	63,073	$1,882,135	15,906	$474,644
Australia & New Zealand Banking Group, Ltd. (Australia)	99,074	2,198,577	83,423	1,851,262	21,157	469,501
Banca Popolare di Verona e Novara Scrl (Italy)	6,937	198,799	--	--	--	--
Banco Bilbao Vizcaya Argentaria SA (Spain)	50,511	1,211,637	--	--	--	--
Bank Hapoalim BM (Israel)	299,788	1,404,853	--	--	--	--
Bank of America Corp. (SEG)	173,627	9,269,946	163,893	8,750,247	51,414	2,744,993
Bank of Communications Co., Ltd. Class H (China)	1,490,500	1,810,492	--	--	--	--
Bank of Fukuoka, Ltd. (The) (Japan)	233,000	1,701,313	195,000	1,423,846	48,000	350,485
Bank of Hawaii Corp.	18,800	1,014,260	17,800	960,310	5,500	296,725
Bank of Ireland (Ireland)	26,018	599,335	25,450	586,251	6,050	139,364
Bank of Montreal (Canada)	4,900	290,314	--	--	--	--
Bank Rakyat Indonesia (Indonesia)	2,852,000	1,633,975	--	--	--	--
Bankunited Financial Corp. Class A	24,100	673,836	22,200	620,712	--	--
Barclays PLC (United Kingdom)	540,332	7,695,421	451,869	6,435,529	115,305	1,642,176
Bayerische Hypo-Und Vereinsbank AG (Germany)	20,300	879,568	18,600	805,910	5,100	220,975
BNP Paribas SA (France)	77,349	8,398,836	58,526	6,354,966	14,822	1,609,427
Canadian Imperial Bank of Commerce (Canada)	4,000	337,627	--	--	--	--
Center Financial Corp.	22,900	548,913	21,100	505,767	--	--
Chiba Bank, Ltd. (The) (Japan)	187,000	1,582,455	158,000	1,337,047	40,000	338,493
China Merchants Bank Co., Ltd. Class H (China) (NON)	1,047,000	2,211,603	--	--	--	--
China Merchants Bank Co., Ltd. 144A Class H (China)
(NON)	24,500	51,752	--	--	--	--
Citizens Banking Corp. (SG) (SB) (SC)	43,600	1,155,400	41,100	1,089,150	12,900	341,850
City Holding Co.	21,700	887,313	19,900	813,711	--	--
Commerzbank AG (Germany)	56,685	2,143,023	48,034	1,815,965	12,010	454,048
Corus Bankshares, Inc. (SG) (SB) (SC)	138,600	3,197,502	130,100	3,001,407	33,400	770,538
Daegu Bank (South Korea)	167,280	2,852,542	--	--	--	--
DBS Group Holdings, Ltd. (Singapore)	156,000	2,299,188	131,000	1,930,728	33,000	486,367
Depfa Bank PLC (Ireland)	85,550	1,535,065	70,827	1,270,883	18,270	327,827
Downey Financial Corp.	19,400	1,408,052	18,100	1,313,698	3,300	239,514
First Regional Bancorp (NON)	12,300	419,307	11,300	385,217	--	--
FirstFed Financial Corp. (NON) (SG) (SB) (SC)	37,320	2,499,320	34,800	2,330,556	6,200	415,214
Frontier Financial Corp. (SG) (SB) (SC)	30,100	879,823	28,250	825,748	8,850	258,686
HBOS PLC (United Kingdom)	289,198	6,399,158	243,506	5,388,119	61,177	1,353,679
Intervest Bancshares Corp. (NON)	35,700	1,228,437	33,300	1,145,853	5,700	196,137
ITLA Capital Corp.	9,300	538,563	8,600	498,026	--	--
Julius Baer Holding, Ltd. Class B (Switzerland)	3,019	330,885	--	--	--	--
Kazkommertsbank GDR (Kazakhstan) (NON)	9,707	224,232	--	--	--	--
Kazkommertsbank GDR 144A (Kazakhstan) (NON)	76,930	1,777,083	--	--	--	--
KBC Groupe SA (Belgium)	43,643	5,340,452	36,891	4,514,232	9,344	1,143,395
KeyCorp (SEG)	50,880	1,934,966	48,000	1,825,440	15,100	574,253
Kookmin Bank (South Korea)	27,355	2,206,007	--	--	--	--
Korea Exchange Bank (South Korea)	24,300	334,425	--	--	--	--
Krung Thai Bank PCL (Thailand)	5,968,278	1,958,584	--	--	--	--
Krung Thai Bank PCL NVDR (Non Voting Depository
Receipt) (Thailand)	1,762,200	578,167	--	--	--	--
Mitsubishi UFJ Financial Group, Inc. (Japan)	395	4,913,817	244	3,035,371	62	771,283
Mizuho Financial Group, Inc. (Japan)	578	4,133,479	364	2,603,090	93	665,075
Nara Bancorp, Inc.	50,200	1,050,184	46,200	966,504	--	--
Nedbank Group, Ltd. (South Africa)	73,465	1,396,405	--	--	--	--
Nordea AB (Sweden)	716,026	11,009,785	602,500	9,264,182	152,550	2,345,645
Pacific Capital Bancorp.	18,300	614,514	16,800	564,144	--	--
Park National Corp. (SG) (SB)	3,900	386,100	3,500	346,500	--	--
PFF Bancorp, Inc.	13,900	479,689	12,800	441,728	--	--
PNC Financial Services Group	33,400	2,472,936	31,500	2,332,260	9,900	732,996
Public Bank Berhad (Local) (Malaysia)	1,243,500	2,733,675	--	--	--	--
Public Bank Berhad (Foreign Market) (Malaysia)	320,300	712,395	--	--	--	--
Republic Bancorp, Inc.	50,830	684,172	16,580	223,167	--	--
Royal Bank of Scotland Group PLC (United Kingdom)	130,279	5,064,233	99,327	3,861,060	25,157	977,908
Siam Commercial Bank PCL (Thailand)	650,900	1,039,124	--	--	--	--
Societe Generale (France)	74,355	12,576,054	53,795	9,098,633	13,631	2,305,483
Southwest Bancorp, Inc.	23,100	643,566	21,200	590,632	--	--
Sterling Financial Corp.	26,900	909,489	25,500	862,155	8,000	270,480
Sumitomo Mitsui Financial Group, Inc. (Japan)	201	2,050,126	137	1,397,350	35	356,987
Swedbank AB (Sweden)	27,200	985,189	--	--	--	--
Taylor Capital Group, Inc.	17,000	622,370	15,600	571,116	--	--
Trustmark Corp.	31,700	1,036,907	30,000	981,300	9,400	307,474
U.S. Bancorp (SG) (SB)	147,587	5,341,174	139,254	5,039,602	43,600	1,577,884
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	22,418	2,083,977	--	--	--	--
UniCredito Italiano SpA (Italy)	45,869	400,801	--	--	--	--
UnionBanCal Corp.	77,000	4,716,250	72,585	4,445,831	22,700	1,390,375
Vineyard National Bancorp (SB)	22,200	511,044	20,400	469,608	--	--
W Holding Co., Inc. (Puerto Rico) (SG) (SB) (SC)	111,600	665,136	105,500	628,780	33,000	196,680
Wachovia Corp.	111,013	6,322,190	104,915	5,974,909	32,796	1,867,732
Washington Mutual, Inc.	87,200	3,966,728	82,300	3,743,827	25,700	1,169,093
Wells Fargo & Co.	244,660	8,700,110	231,052	8,216,209	72,400	2,574,544
West Coast Bancorp	12,100	419,144	11,200	387,968	--	--
Westpac Banking Corp. (Australia)	256,615	4,894,465	216,910	4,137,164	54,937	1,047,823
		181,611,443		129,845,805		33,405,753

Basic Materials		5.4%		3.5%		1.9%
AK Steel Holding Corp. (NON)	78,600	1,328,340	74,200	1,253,980	23,200	392,080
Algoma Steel, Inc. (Canada) (NON)	10,200	288,150	--	--	--	--
Balfour Beatty PLC (United Kingdom)	94,676	818,017	92,609	800,158	24,077	208,030
BASF AG (Germany)	27,831	2,716,616	23,435	2,287,518	5,865	572,490
BlueScope Steel, Ltd. (Australia)	90,031	611,245	88,066	597,904	22,896	155,447
Builders FirstSource, Inc. (NON) (SG) (SC)	26,900	479,627	25,500	454,665	8,000	142,640
Carpenter Technology Corp.	24,700	2,532,244	22,900	2,347,708	3,900	399,828
Cemex SA de CV ADR (Mexico) (NON)	77,700	2,632,476	--	--	--	--
Chaparral Steel Co.	30,900	1,367,943	29,100	1,288,257	9,100	402,857
China Oriental Group Co., Ltd. (Hong Kong)	52,000	12,091	--	--	--	--
China Steel Corp. (Taiwan)	1,930,110	2,049,908	--	--	--	--
Clariant AG (Switzerland) (NON)	103,955	1,551,315	86,691	1,293,685	22,200	331,289
Cleveland-Cliffs, Inc.	17,000	823,480	15,700	760,508	--	--
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	116,672	3,469,825	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	79,500	2,086,875	--	--	--	--
CRH PLC (Ireland)	18,420	763,869	--	--	--	--
Dow Chemical Co. (The) (SEG)	67,000	2,675,980	63,300	2,528,202	19,800	790,812
Eagle Materials, Inc.	30,000	1,296,900	27,700	1,197,471	--	--
Fletcher Building, Ltd. (New Zealand)	835,488	6,521,514	703,481	5,491,116	178,253	1,391,378
FMC Corp.	24,800	1,898,440	23,200	1,775,960	7,300	558,815
Gold Fields, Ltd. (South Africa)	15,402	291,191	--	--	--	--
Gold Fields, Ltd. ADR (South Africa) (SG)	82,797	1,563,207	--	--	--	--
Granite Construction, Inc.	34,300	1,725,976	31,100	1,564,952	9,600	483,072
Grief, Inc. Class A	19,099	2,261,322	17,500	2,072,000	2,200	260,480
Grupo Mexico SAB de CV SA Ser. B (Mexico)	377,400	1,384,313	--	--	--	--
H.B. Fuller Co.	123,300	3,183,606	115,700	2,987,374	27,800	717,796
Hecla Mining Co. (NON)	80,700	618,162	74,800	572,968	--	--
Imperial Chemical Industries PLC (United Kingdom)	58,656	518,933	57,376	507,609	14,163	125,301
Italcementi SpA (Italy)	25,813	726,406	25,250	710,562	6,564	184,718
Italian-Thai Development PCL NVDR (Thailand)	7,586,000	1,126,714	--	--	--	--
IVRCL Infrastructures & Projects, Ltd. (India)	70,300	609,083	--	--	--	--
James Hardie Industries NV (Netherlands)	64,099	483,145	62,700	472,600	14,911	112,391
JFE Holdings, Inc. (Japan)	20,400	1,045,472	18,700	958,349	4,900	251,118
Kingspan Group PLC (Ireland)	9,267	245,414	--	--	--	--
Kobe Steel, Ltd. (Japan)	984,000	3,377,997	831,000	2,852,760	211,000	724,347
Koninklijke DSM NV (Netherlands)	27,201	1,342,454	23,545	1,162,019	6,315	311,665
Koppers Holdings, Inc.	41,600	1,084,512	38,200	995,874	--	--

LG Engineering & Construction, Ltd. (South Korea)	26,710	2,377,504	--	--	--	--
Linde AG (Germany)	7,871	813,757	7,700	796,078	2,000	206,773
Lupatech SA (Brazil) (NON)	84,863	1,272,547	--	--	--	--
Mittal Steel Co. NV (Netherlands)	164,240	6,893,993	138,294	5,804,907	35,025	1,470,179
Monsanto Co.	25,900	1,360,527	24,500	1,286,985	7,700	404,481
Novolipetsk Steel GDR (Russia)	87,538	2,030,643	--	--	--	--
Nucor Corp.	69,600	3,804,336	65,700	3,591,162	20,600	1,125,996
Orascom Construction Industries (OCI) (Egypt)	26,316	1,272,663	--	--	--	--
Oregon Steel Mills, Inc. (NON)	13,700	855,017	12,900	805,089	4,100	255,881
PAN American Silver Corp. (Canada) (NON)	29,100	732,447	27,000	679,590	--	--
Phelps Dodge Corp.	26,000	3,112,720	24,400	2,921,168	7,600	909,872
Pioneer Cos., Inc. (NON)	17,200	492,952	15,800	452,828	--	--
POSCO (South Korea)	10,229	3,390,318	--	--	--	--
PPG Industries, Inc.	43,340	2,782,861	40,850	2,622,979	12,800	821,888
PW Eagle, Inc. (SG) (SB) (SC)	42,700	1,473,150	39,800	1,373,100	4,100	141,450
Quanex Corp.	22,550	780,005	21,350	738,497	6,700	231,753
Rautaruukki OYJ (Finland)	49,150	1,946,298	41,250	1,633,465	10,350	409,851
Rayonier, Inc.	79,525	3,264,501	75,050	3,080,803	23,500	964,675
Rinker Group, Ltd. (Australia)	133,270	1,896,296	110,090	1,566,468	28,300	402,680
Shin-Etsu Chemical Co. (Japan)	25,300	1,683,988	17,600	1,171,470	4,500	299,524
Sika AG (Switzerland) (NON)	339	525,530	--	--	--	--
Silgan Holdings, Inc.	25,400	1,115,568	23,400	1,027,728	--	--
Skanska AB Class B (Sweden)	103,400	2,028,299	87,200	1,710,519	22,000	431,553
Southern Copper Corp. (SG) (SB) (SC)	31,486	1,696,781	29,700	1,600,533	9,300	501,177
Steel Dynamics, Inc.	13,200	428,340	12,300	399,135	--	--
Steel Technologies, Inc.	20,700	363,285	19,500	342,225	6,100	107,055
Sterling Chemicals, Inc. (NON)	125	1,594	--	--	34	434
Tenaris SA ADR (Luxembourg)	31,500	1,571,535	--	--	--	--
ThyssenKrupp AG (Germany)	1	47	--	--	--	--
TMK OAO 144A GDR (Russia) (NON)	8,997	314,895	--	--	--	--
Toray Industries, Inc. (Japan)	52,000	390,169	--	--	--	--
Tostem Inax Holding Corp. (Japan)	240	5,058	--	--	--	--
Universal Forest Products, Inc.	6,500	303,030	6,000	279,720	--	--
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference) (Brazil)	28,378	1,070,492	--	--	--	--
Vallourec SA (France)	1,973	569,626	--	--	--	--
Voest-Alpine AG (Austria)	84,322	4,758,284	71,009	4,007,032	17,843	1,006,879
WHX Corp. (NON)	14,371	121,435	--	--	5,946	50,244
Zinifex, Ltd. (Australia)	38,007	562,592	--	--	--	--
		115,575,845		74,825,680		18,258,899

Capital Goods		5.9%		4.9%		2.6%
ABB, Ltd. (Switzerland)	27,681	496,053	27,076	485,211	7,040	126,159
Actividades de Construccion y Servicios SA (Spain)	66,594	3,746,955	56,075	3,155,097	14,142	795,709
AEP Industries, Inc. (NON) (SEG)	15,500	826,305	14,600	778,326	4,600	245,226
AGCO Corp. (NON) (SB)	27,800	860,132	25,500	788,970	--	--
Alstom (France) (NON)	5,082	688,283	--	--	--	--
American Science & Engineering, Inc. (NON) (SG) (SB)	13,000	773,630	12,000	714,120	--	--
Andritz AG (Austria)	22,096	4,790,295	18,607	4,033,898	4,714	1,021,970
Applied Industrial Technologies, Inc.	62,390	1,641,481	57,625	1,516,114	7,000	184,170
Autoliv, Inc. (Sweden)	29,800	1,796,940	28,000	1,688,400	8,800	530,640
BAE Systems PLC (United Kingdom)	161,089	1,336,241	138,485	1,148,740	36,796	305,225
Bharat Heavy Electricals, Ltd. (India)	16,573	860,718	--	--	--	--
Boeing Co. (The)	83,150	7,387,046	78,500	6,973,940	24,600	2,185,464
Bouygues SA (France)	28,204	1,809,296	23,911	1,533,899	6,192	397,219
CAE, Inc. (Canada)	44,900	414,456	--	--	--	--
Canon, Inc. (Japan)	77,950	4,413,979	65,900	3,731,639	16,600	939,988
Cascade Corp.	14,600	772,340	13,400	708,860	--	--
Clean Harbors, Inc. (NON)	18,000	871,380	16,700	808,447	--	--
Cookson Group PLC (United Kingdom)	99,676	1,225,659	87,761	1,079,147	23,448	288,327
Cummins, Inc. (SG) (SB) (SC)	43,630	5,156,193	41,190	4,867,834	12,900	1,524,522
Daelim Industrial Co. (South Korea)	24,480	1,994,156	--	--	--	--
Daito Trust Construction Co., Ltd. (Japan)	35,500	1,623,886	11,400	521,473	3,000	137,230
Eaton Corp.	8,900	668,746	8,300	623,662	2,600	195,364
Emerson Electric Co.	84,580	3,729,132	79,800	3,518,382	25,000	1,102,250
EnPro Industries, Inc. (NON)	15,190	504,460	14,500	481,545	4,600	152,766
European Aeronautic Defense and Space Co. (Netherlands)	24,004	825,918	22,761	783,149	5,918	203,624
Flow International Corp. (NON) (SG) (SB) (SC)	79,900	880,498	75,500	832,010	23,700	261,174
Franklin Electric Co., Inc.	10,400	534,456	9,700	498,483	--	--
Freightcar America, Inc. (SG)	31,900	1,768,855	29,900	1,657,955	4,600	255,070
Fujikura, Ltd. (Japan)	42,000	370,159	41,000	361,346	10,000	88,133
Global Imaging Systems, Inc. (NON)	20,900	458,755	19,400	425,830	--	--
Heico Corp. (SG) (SB)	17,000	660,110	15,700	609,631	--	--
Herman Miller, Inc.	78,500	2,854,260	74,100	2,694,276	23,200	843,552
Hyundai Mipo Dockyard (South Korea)	9,910	1,271,015	--	--	--	--
Hyundai Mobis (South Korea)	9,580	885,335	--	--	--	--
II-VI, Inc. (NON)	18,400	514,096	17,000	474,980	--	--
Illinois Tool Works, Inc.	49,000	2,263,310	46,400	2,143,216	14,500	669,755
Imation Corp.	15,500	719,665	14,300	663,949	--	--
IMI PLC (United Kingdom)	95,341	939,578	86,832	855,722	23,485	231,443
Insteel Industries, Inc. (SG)	31,600	562,164	29,200	519,468	9,000	160,110
John H. Harland Co.	31,440	1,578,288	29,700	1,490,940	9,300	466,860
Keller Group PLC (United Kingdom)	23,892	420,084	--	--	--	--
Lancaster Colony Corp.	12,500	553,875	11,700	518,427	3,700	163,947
Leighton Holdings, Ltd. (Australia)	96,036	1,535,020	69,677	1,113,703	18,845	301,215
Lockheed Martin Corp.	68,500	6,306,795	64,600	5,947,722	20,300	1,869,021
Makita Corp. (Japan)	8,700	267,278	--	--	--	--
MAN AG (Germany)	17,864	1,619,309	14,759	1,337,852	3,904	353,884
Manitowoc Co., Inc. (The)	13,600	808,248	12,900	766,647	4,100	243,663
Moog, Inc. (NON)	48,500	1,852,215	44,850	1,712,822	--	--
MTU Aero Engines Holding AG (Germany)	4,870	228,750	--	--	--	--
Mueller Industries, Inc.	15,100	478,670	13,900	440,630	--	--
NACCO Industries, Inc. Class A	3,600	491,760	3,600	491,760	1,100	150,260
Nordson Corp.	27,800	1,385,274	26,400	1,315,512	8,300	413,589
Orbital Sciences Corp. (NON)	33,400	615,896	30,900	569,796	--	--
Parker-Hannifin Corp.	42,900	3,298,152	40,500	3,113,640	12,700	976,376
Raytheon Co.	17,400	918,720	16,400	865,920	5,100	269,280
Rieter Holding AG (Switzerland)	20,160	10,539,452	16,977	8,875,411	4,302	2,249,044
Road Builder Holdings Berhad (Malaysia)	1,430,000	1,378,850	--	--	--	--
Rockwell Automation, Inc.	12,608	770,097	11,895	726,547	3,717	227,034
Rofin-Sinar Technologies, Inc. (NON)	20,900	1,263,614	19,500	1,178,970	2,700	163,242
Schneider Electric SA (France)	2,752	304,279	--	--	--	--
Shanghai Prime Machinery Co., Ltd. Class H (China)
(NON)	3,308,000	1,147,062	--	--	--	--
Shanghai Prime Machinery Co., Ltd. Class H1 (China)
(NON)	624,000	216,374	--	--	--	--
Siemens AG (Germany)	15	1,496	--	--	24	2,393
Sumitomo Heavy Industries, Ltd. (Japan)	61,000	641,648	--	--	--	--
Teledyne Technologies, Inc. (NON)	22,500	902,925	20,900	838,717	--	--
Terex Corp. (NON)	72,580	4,687,216	68,534	4,425,926	21,500	1,388,470
Thomas & Betts Corp. (NON)	55,500	2,624,040	52,400	2,477,472	16,400	775,392
Timken Co.	22,200	647,796	21,000	612,780	6,600	192,588
United Industrial Corp. (SG) (SB)	40,960	2,078,720	37,900	1,923,425	2,600	131,950
United Stationers, Inc. (NON)	19,200	896,448	18,200	849,758	5,700	266,133
United Technologies Corp.	19,700	1,231,644	18,700	1,169,124	5,800	362,616
URS Corp. (NON)	9,300	398,505	8,600	368,510	--	--
USEC, Inc. (NON)	97,500	1,240,200	92,200	1,172,784	28,900	367,608
Valmont Industries, Inc.	17,800	987,722	16,800	932,232	5,200	288,548
Vinci SA (France)	26,482	3,372,726	22,307	2,841,001	5,669	721,999
Volvo AB Class A (Sweden)	27,500	1,948,487	22,800	1,615,473	6,000	425,125
Wabtec Corp.	20,200	613,676	18,600	565,068	--	--
Wartsila OYJ Class B (Finland)	29,200	1,571,886	24,600	1,324,260	6,700	360,672
WESCO International, Inc. (NON) (SG) (SB)	16,500	970,365	15,200	893,912	--	--
Zumtobel AG (Austria) (NON)	10,141	322,566	--	--	--	--
		127,012,064		104,154,460		25,975,999

Communication Services		3.8%		2.6%		1.5%
America Movil SA de CV ADR Ser. L (Mexico)	30,174	1,364,468	--	--	--	--

AT&T, Inc. (SG) (SB) (SEG)	164,821	5,892,351	155,632	5,563,844	48,837	1,745,923
Axtel SA de CV (Mexico) (NON)	1,041,955	3,184,931	--	--	--	--
Belgacom SA (Belgium)	17,083	750,564	16,733	735,187	4,571	200,833
BellSouth Corp.	85,810	4,042,509	81,064	3,818,925	25,500	1,201,305
Brightpoint, Inc. (NON)	42,610	573,105	39,180	526,971	--	--
C-COR.net Corp. (NON)	71,200	793,168	65,800	733,012	--	--
China Mobile, Ltd. (Hong Kong)	191,500	1,655,293	--	--	--	--
China Netcom Group Corp., Ltd. (Hong Kong)	1,310,000	3,509,517	--	--	--	--
Commonwealth Telephone Enterprises, Inc.	18,800	786,968	17,700	740,922	5,500	230,230
Comstar United Telesystems GDR 144A (Russia)	21,095	176,621	--	--	--	--
CT Communications, Inc. (SG) (SB)	70,900	1,625,028	67,000	1,535,640	21,000	481,320
Deutsche Telekom AG (Germany)	32,202	589,999	31,499	577,119	8,189	150,037
Deutsche Telekom AG ADR (Germany)	57,266	1,042,241	50,432	917,862	13,464	245,045
DirecTV Group, Inc. (The) (NON) (SB)	92,200	2,299,468	87,000	2,169,780	27,300	680,862
Earthlink, Inc. (NON) (SG) (SC)	79,447	564,074	75,023	532,663	23,512	166,935
Echostar Communications Corp. Class A (NON)	35,000	1,331,050	31,800	1,209,354	9,800	372,694
Embarq Corp.	16,419	862,983	15,446	811,842	4,875	256,230
France Telecom SA (France)	45,363	1,248,847	39,074	1,075,711	10,342	284,716
Globe Telecom, Inc. (Philippines)	47,280	1,191,701	--	--	--	--
Golden Telecom, Inc. (Russia)	17,000	796,280	16,100	754,124	5,100	238,884
InterDigital Communications Corp. (NON)	85,800	2,878,590	80,500	2,700,775	18,800	630,740
j2 Global Communications, Inc. (NON) (SG) (SB)	44,500	1,212,625	41,700	1,136,325	6,700	182,575
Koninklijke (Royal) KPN NV (Netherlands)	200,761	2,845,136	137,276	1,945,442	34,365	487,012
Liberty Global, Inc. Class A (NON)	58,200	1,696,530	55,000	1,603,250	17,200	501,380
Lightbridge, Inc. (NON)	40,896	553,732	36,900	499,626	--	--
Mobile Telesystems ADR (Russia)	59,350	2,978,777	--	--	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	18,800	578,664	17,400	535,572	--	--
NII Holdings, Inc. (NON)	16,461	1,060,747	--	--	--	--
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	653	3,226,344	552	2,727,323	139	686,772
NTT DoCoMo, Inc. (Japan)	638	1,008,859	564	891,844	158	249,843
Premiere Global Services, Inc. (NON)	167,410	1,580,350	156,800	1,480,192	27,400	258,656
PT Telekomunikasi (Indonesia)	1,293,000	1,452,809	--	--	--	--
Rogers Communications Class B (Canada)	7,200	214,529	--	--	--	--
SAVVIS, Inc. (NON)	21,500	767,765	20,000	714,200	--	--
Sprint Nextel Corp. (SG) (SB)	318,180	6,010,420	297,320	5,616,375	92,900	1,754,881
Syniverse Holdings, Inc. (NON)	36,800	551,632	34,100	511,159	--	--
Telecom Egypt (Egypt)	719,128	1,794,739	--	--	--	--
Telecom Italia SpA (Italy)	166	500	--	--	--	--
Telefonica SA (Spain)	112,986	2,396,903	64,710	1,372,768	17,355	368,172
Telekom Austria AG (Austria)	15,127	404,779	14,797	395,949	3,519	94,164
Telkom SA, Ltd. (South Africa)	73,598	1,486,555	--	--	--	--
Turkcell Iletisim Hizmet AS (Turkey)	205,682	1,034,142	--	--	--	--
USA Mobility, Inc.	46,600	1,042,442	43,900	982,043	13,800	308,706
Verizon Communications, Inc.	213,176	7,938,674	201,153	7,490,938	63,000	2,346,120
Vodafone Group PLC (United Kingdom)	1,056,902	2,916,058	889,911	2,455,320	225,493	622,149
Windstream Corp.	62,000	881,640	58,600	833,292	18,400	261,648
		82,795,107		55,595,349		15,007,832

Conglomerates		1.1%		0.9%		0.6%
3M Co.	51,520	4,014,954	48,710	3,795,970	15,300	1,192,329
AMETEK, Inc.	13,050	415,512	12,000	382,080	--	--
Ansell, Ltd. (Australia)	123,539	1,098,394	108,919	968,407	28,319	251,786
General Electric Co. (SEG)	135,280	5,033,769	127,678	4,750,898	40,000	1,488,400
Honeywell International, Inc.	20,900	945,516	19,600	886,704	6,100	275,964
Itochu Corp. (Japan)	355,000	2,919,364	300,000	2,467,068	76,000	624,991
Sime Darby Berhad (Malaysia)	659,000	1,346,556	--	--	--	--
Swire Pacific, Ltd. (Hong Kong)	320,000	3,426,033	270,500	2,896,069	68,500	733,385
Vivendi SA (France)	89,440	3,482,434	75,602	2,943,638	19,148	745,546
		22,682,532		19,090,834		5,312,401

Consumer Cyclicals		9.0%		7.6%		3.6%
Adidas-Salomon AG (Germany)	11,448	571,320	11,200	558,943	2,800	139,736
Advance America Cash Advance Centers, Inc.	31,000	454,150	28,800	421,920	--	--
Aegis Group PLC (United Kingdom)	391,382	1,066,074	345,060	939,899	92,192	251,119
Aeropostale, Inc. (NON)	29,800	919,926	27,600	852,012	--	--
Aisin Seiki Co., Ltd. (Japan)	45,700	1,534,696	37,800	1,269,398	9,700	325,745
American Eagle Outfitters, Inc.	100,290	3,130,051	94,710	2,955,899	29,700	926,937
American Woodmark Corp. (SG) (SB) (SC)	29,000	1,213,650	27,200	1,138,320	8,500	355,725
AnnTaylor Stores Corp. (NON)	19,100	627,244	18,000	591,120	5,600	183,904
aQuantive, Inc. (NON)	21,400	527,724	19,900	490,734	--	--
Aristocrat Leisure, Ltd. (Australia)	30,075	376,981	--	--	--	--
Assa Abloy AB Class B (Sweden)	600	13,024	--	--	200	4,341
Autobacs Seven Co., Ltd. (Japan)	12,800	468,164	12,500	457,191	3,300	120,699
Avatar Holdings, Inc. (NON) (SG) (SB)	4,200	339,570	3,993	322,834	--	--
Barloworld, Ltd. (South Africa)	114,339	2,676,708	--	--	--	--
Barratt Developments PLC (United Kingdom)	16,706	403,805	--	--	--	--
Bayerische Motoren Werke (BMW) AG (Germany)	4,850	278,090	--	--	--	--
Berkeley Group Holdings PLC (United Kingdom) (NON)	137,416	4,575,198	105,762	3,521,294	26,656	887,498
BJ's Wholesale Club, Inc. (NON)	20,400	634,644	18,700	581,757	--	--
British Sky Broadcasting PLC (United Kingdom)	138,381	1,414,204	117,316	1,198,927	30,868	315,460
Brown Shoe Co., Inc.	16,300	778,162	15,400	735,196	4,900	233,926
Buckle, Inc. (The)	24,950	1,268,708	22,900	1,164,465	--	--
Burberry Group PLC (United Kingdom)	65,479	823,144	64,050	805,180	16,652	209,334
Cato Corp. (The) Class A	28,150	644,917	25,900	593,369	--	--
Charlotte Russe Holding, Inc. (NON)	52,100	1,602,075	48,900	1,503,675	9,700	298,275
Cie Financier Richemont AG (Switzerland)	5,842	339,293	--	--	--	--
Citadel Broadcasting Corp.	54,300	540,828	51,400	511,944	16,100	160,356
Claire's Stores, Inc.	20,900	692,626	19,200	636,288	--	--
Compass Group PLC (United Kingdom)	56,774	321,632	--	--	--	--
Consolidated Graphics, Inc. (NON)	22,700	1,340,889	21,000	1,240,470	2,500	147,675
Continental AG (Germany)	21,759	2,531,883	18,323	2,132,069	4,652	541,308
CTC Media, Inc. (Russia) (NON)	39,000	936,390	35,400	849,954	10,900	261,709
Cumulus Media, Inc. Class A (NON) (SG) (SB) (SC)	46,200	480,018	43,500	451,965	13,700	142,343
Daily Mail and General Trust Class A (United Kingdom)	82,020	1,146,201	72,313	1,010,549	19,667	274,839
Davis Service Group PLC (United Kingdom)	90,155	886,674	85,373	839,643	22,197	218,308
Deckers Outdoor Corp. (NON)	41,500	2,487,925	38,400	2,302,080	3,400	203,830
Dentsu, Inc. (Japan)	92	270,030	--	--	--	--
Dillards, Inc. Class A (SB)	15,100	528,047	13,900	486,083	--	--
Dollar Tree Stores, Inc. (NON)	61,400	1,848,140	58,000	1,745,800	18,200	547,820
Dongfeng Motor Group Co., Ltd. Class H (China) (NON)	3,020,000	1,465,032	--	--	--	--
Dress Barn, Inc. (NON)	85,000	1,983,050	79,700	1,859,401	15,600	363,948
DSW, Inc. Class A (NON) (SG) (SB)	25,300	975,821	23,200	894,824	--	--
Dun & Bradstreet Corp. (The) (NON)	16,400	1,357,756	15,400	1,274,966	4,900	405,671
EMAP PLC (United Kingdom)	50,696	798,496	46,902	738,738	12,195	192,079
Experian Group, Ltd. (Ireland)	82,524	966,903	71,878	842,167	18,126	212,375
Fiat SpA (Italy) (NON) (SG) (SB) (SC)	183,956	3,497,723	154,893	2,945,122	38,881	739,280
First Choice Holidays PLC (United Kingdom)	195,435	1,089,745	179,154	998,962	48,946	272,923
General Motors Corp.	78,400	2,408,448	74,000	2,273,280	23,200	712,704
Genesco, Inc. (NON)	22,000	820,600	20,300	757,190	--	--
Genlyte Group, Inc. (The) (NON)	24,100	1,882,451	22,000	1,718,420	3,700	289,007
Genting Berhad (Malaysia)	169,600	1,583,879	--	--	--	--
Gildan Activewear, Inc. (Canada) (NON)	5,700	266,695	--	--	--	--
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2	77	--	--	--	--
Group 1 Automotive, Inc.	9,600	496,512	8,900	460,308	--	--
Gymboree Corp. (The) (NON) (SG) (SB) (SC)	33,500	1,278,360	31,300	1,194,408	5,200	198,432
Hasbro, Inc.	39,600	1,079,100	37,400	1,019,150	11,800	321,550
Hennes & Mauritz AB Class B (Sweden)	6,850	345,140	--	--	--	--
Home Depot, Inc. (The)	16,200	650,592	15,300	614,448	4,800	192,768
Home Retail Group (United Kingdom)	79,369	635,595	71,878	575,606	18,126	145,155
Honda Motor Co., Ltd. (Japan)	27,500	1,087,727	24,200	957,200	6,400	253,144
Hyundai Motor Co. (South Korea)	11,030	801,447	--	--	--	--
ICT Group, Inc. (NON)	19,900	628,641	18,400	581,256	--	--
Idearc, Inc. (NON) (SG) (SB) (SC)	10,618	304,206	10,102	289,422	3,145	90,104
Industria de Diseno Textil (Inditex) SA (Spain)	47,675	2,560,951	40,145	2,156,463	10,125	543,883
inVentiv Health, Inc. (NON)	26,900	950,915	25,000	883,750	--	--
Jakks Pacific, Inc. (NON) (SG)	65,400	1,428,336	60,400	1,319,136	8,200	179,088
K-Swiss, Inc. Class A	18,700	574,838	17,300	531,802	--	--

Kellwood Co. (SEG)	33,100	1,076,412	30,700	998,364	3,900	126,828
Kimball International, Inc. Class B	18,900	459,270	17,800	432,540	5,600	136,080
Knology, Inc. (NON)	149	1,585	--	--	66	702
Kuoni Reisen Holding AG (Switzerland) (NON)	3,993	2,130,703	3,365	1,795,596	852	454,635
Laidlaw International, Inc.	75,100	2,285,293	70,300	2,139,229	15,400	468,622
Lamson & Sessions Co. (The) (NON) (SG) (SB)	22,300	540,998	20,700	502,182	--	--
Landauer, Inc.	12,000	629,640	11,000	577,170	--	--
Live Nation, Inc. (NON)	28,400	636,160	26,900	602,560	8,500	190,400
Lodgenet Entertainment Corp. (NON)	22,200	555,666	20,600	515,618	--	--
Lotte Shopping Co., Ltd. (South Korea)	3,418	1,421,139	--	--	--	--
Lowe's Cos., Inc.	77,800	2,423,470	73,300	2,283,295	23,000	716,450
Macrovision Corp. (NON)	64,700	1,828,422	60,400	1,706,904	8,200	231,732
Maidenform Brands, Inc. (NON)	54,600	989,352	50,500	915,060	--	--
Manpower, Inc.	11,300	846,709	10,500	786,765	3,300	247,269
Marks & Spencer Group PLC (United Kingdom)	263,223	3,686,821	190,323	2,665,751	48,226	675,475
Marvel Entertainment, Inc. (NON) (SG) (SB)	27,900	750,789	25,800	694,278	--	--
Matsushita Electric Industrial Co., Ltd. (Japan)	147,000	2,955,936	124,000	2,493,442	32,000	643,469
Mattel, Inc.	67,300	1,525,018	63,700	1,443,442	19,900	450,934
McGraw-Hill Cos., Inc. (The)	94,200	6,407,484	89,100	6,060,582	27,900	1,897,758
Mediaset SpA (Italy)	59,635	707,209	58,359	692,077	15,900	188,557
Melco PBL Entertainment Macau, Ltd. ADR (Hong Kong)
(NON) (SG)	48,200	1,024,732	--	--	--	--
Men's Wearhouse, Inc. (The)	22,950	878,067	21,150	809,199	--	--
Modern Times Group AB Class B (Sweden)	7,600	499,589	--	--	--	--
Monarch Casino & Resort, Inc. (NON)	29,000	692,520	26,900	642,372	--	--
Morningstar, Inc. (NON)	17,900	806,395	16,600	747,830	--	--
Multimedia Games, Inc. (NON) (SG) (SB) (SC)	88,500	849,600	83,300	799,680	20,000	192,000
NCI Building Systems, Inc. (NON)	16,200	838,350	14,700	760,725	4,600	238,050
Next PLC (United Kingdom)	59,624	2,095,743	50,205	1,764,672	12,662	445,061
NIKE, Inc. Class B	9,200	911,076	8,700	861,561	2,700	267,381
Nobia AB (Sweden)	8,700	334,946	--	--	--	--
Nordstrom, Inc.	152,300	7,514,482	143,780	7,094,105	45,100	2,225,234
Office Depot, Inc. (NON)	44,900	1,713,833	42,400	1,618,408	13,300	507,661
Omnicom Group, Inc.	8,600	899,044	8,000	836,320	2,500	261,350
Owens Corning, Inc. (NON) (SG) (SB)	6,560	196,144	7,567	226,253	3,880	116,012
Pantry, Inc. (The) (NON)	58,440	2,737,330	54,600	2,557,464	9,300	435,612
Payless ShoeSource, Inc. (NON)	83,700	2,747,034	78,200	2,566,524	13,400	439,788
Perry Ellis International, Inc. (NON)	16,800	688,800	15,500	635,500	--	--
Phillips-Van Heusen Corp.	68,600	3,441,662	63,600	3,190,812	5,200	260,884
Piaggio & C. SpA (Italy) (NON)	106,234	440,641	--	--	--	--
Piaggio & C. SpA 144A (Italy) (NON)	9,900	41,064	--	--	--	--
Plexus Corp. (NON)	20,200	482,376	18,500	441,780	--	--
Polo Ralph Lauren Corp.	13,300	1,032,878	12,600	978,516	4,000	310,640
Positivo Infomatica SA 144A (Brazil) (NON)	100,800	1,086,411	--	--	--	--
Puma AG Rudolf Dassier Sport (Germany)	1,490	581,835	1,458	569,340	379	147,997
Punch Taverns PLC (United Kingdom)	16,789	419,104	--	--	--	--
Rent-A-Center, Inc. (NON)	33,600	991,536	31,700	935,467	9,900	292,149
S.A. D'Ieteren NV (Belgium)	2,147	762,203	2,034	722,087	528	187,444
SC2 Corp. (NON)	12,800	563,200	11,700	514,800	--	--
Schibsted ASA (Norway)	7,500	268,532	--	--	--	--
Scholastic Corp. (NON)	18,100	648,704	16,600	594,944	--	--
Select Comfort Corp. (NON) (SG) (SB) (SC)	31,300	544,307	29,550	513,875	9,250	160,858
SGS SA (Switzerland)	275	305,626	--	--	--	--
Sherwin-Williams Co. (The)	51,800	3,293,444	48,800	3,102,704	15,300	972,774
Skechers U.S.A., Inc. Class A (NON)	45,040	1,500,282	42,600	1,419,006	13,300	443,023
Snap-On, Inc.	11,700	557,388	11,000	524,040	3,500	166,740
Societe Television Francaise I (France)	21,926	812,896	20,764	769,815	5,398	200,128
Sodexho Alliance SA (France)	11,467	719,128	--	--	--	--
Sony Corp. (Japan)	51,900	2,224,526	43,800	1,877,345	11,100	475,766
Sotheby's Holdings, Inc. Class A (SG)	16,200	502,524	15,000	465,300	--	--
Standard Parking Corp. (NON)	19,600	752,836	18,100	695,221	--	--
Steven Madden, Ltd.	48,400	1,698,356	45,250	1,587,823	7,100	249,139
Suzuki Motor Corp. (Japan)	47,800	1,351,120	--	--	--	--
Tech Data Corp. (NON)	15,500	586,985	14,600	552,902	4,600	174,202
Tempur-Pedic International, Inc. (NON) (SG) (SB)	57,000	1,166,220	52,800	1,080,288	--	--
Tenneco Automotive, Inc. (NON)	34,700	857,784	32,700	808,344	10,300	254,616
TJX Cos., Inc. (The)	28,200	804,264	26,800	764,336	8,400	239,568
Tomkins PLC (United Kingdom)	156,045	745,341	147,767	705,801	38,892	185,766
Toro Co. (The)	34,200	1,594,746	31,600	1,473,508	--	--
Toyota Motor Corp. (Japan)	25,465	1,670,014	9,900	649,249	2,600	170,510
True Religion Apparel, Inc. (NON) (SG) (SB)	24,900	381,219	23,100	353,661	--	--
Tupperware Brands Corp.	35,000	791,350	32,500	734,825	--	--
Tween Brands, Inc. (NON)	25,700	1,026,201	24,300	970,299	7,600	303,468
United Business Media PLC (United Kingdom)	39,972	538,972	39,100	527,214	9,298	125,372
Vestel Elektronik Sanayi ve Ticaret AS (Turkey) (NON)	342,618	890,997	--	--	--	--
Volkswagon AG (Germany) (SG) (SB)	40,245	4,561,972	33,889	3,841,488	8,587	973,379
Volt Information Sciences, Inc. (NON)	29,600	1,486,216	27,900	1,400,859	8,700	436,827
Wal-Mart Stores, Inc.	93,050	4,297,049	87,932	4,060,700	27,600	1,274,568
Walt Disney Co. (The)	99,727	3,417,644	94,089	3,224,430	29,400	1,007,538
Warner Music Group Corp.	97,400	2,235,330	92,100	2,113,695	28,900	663,255
Watson Wyatt Worldwide, Inc. Class A (SG) (SB)	21,600	975,240	19,800	893,970	--	--
Westwood One, Inc. (SG)	115,300	814,018	109,000	769,540	34,100	240,746
Wiley (John) & Sons, Inc. Class A	22,800	877,116	21,600	830,952	6,800	261,596
William Hill PLC (United Kingdom)	376,046	4,642,439	316,632	3,908,950	80,230	990,472
Winnebago Industries, Inc. (SG) (SB) (SC)	31,400	1,033,374	28,500	937,935	8,700	286,317
Wolverine World Wide, Inc.	21,300	607,476	19,550	557,566	--	--
Yamaha Motor Co., Ltd. (Japan)	108,400	3,411,761	91,200	2,870,412	23,100	727,045
		194,333,909		159,354,264		35,602,845

Consumer Finance		0.5%		0.4%		0.2%
Accredited Home Lenders Holding Co. (NON) (SG) (SB)
(SC)	31,980	872,414	30,200	823,856	9,450	257,796
Asta Funding, Inc. (SG) (SB) (SC)	56,800	1,728,992	52,700	1,604,188	5,500	167,420
Capital Trust, Inc. Class A (R)	11,005	549,590	10,100	504,394	--	--
CompuCredit Corp. (NON) (SG) (SB)	16,000	636,960	14,700	585,207	--	--
Countrywide Financial Corp.	81,800	3,472,410	77,220	3,277,989	24,200	1,027,290
Provident Financial PLC (United Kingdom)	71,641	980,769	67,841	928,747	17,639	241,479
World Acceptance Corp. (NON)	36,599	1,718,323	33,800	1,586,910	--	--
		9,959,458		9,311,291		1,693,985

Consumer Staples		7.4%		6.6%		3.7%
Aderans Co., Ltd. (Japan)	42,100	1,044,331	35,700	885,573	9,600	238,137
Administaff, Inc.	17,800	761,306	16,800	718,536	5,200	222,404
Alberto-Culver Co.	65,400	1,402,830	60,100	1,289,145	--	--
Altria Group, Inc.	121,730	10,446,869	114,934	9,863,636	36,000	3,089,520
Anheuser-Busch Cos., Inc.	24,800	1,220,160	23,400	1,151,280	7,300	359,160
Autogrill SpA (Italy)	105,198	1,928,713	88,578	1,624,000	22,348	409,731
Avon Products, Inc. (SG)	48,400	1,599,136	45,700	1,509,928	14,300	472,472
BAT Industries PLC (United Kingdom)	154,727	4,328,559	130,786	3,658,799	33,124	926,659
Blyth Industries, Inc. (SG) (SB) (SC)	21,600	448,200	20,400	423,300	6,400	132,800
Brinker International, Inc.	40,800	1,230,528	38,550	1,162,668	12,150	366,444
CBRL Group, Inc.	38,400	1,718,784	35,800	1,602,408	6,400	286,464
CEC Entertainment, Inc. (NON)	17,500	704,375	16,100	648,025	--	--
Chattem, Inc. (NON) (SG) (SB)	17,900	896,432	16,600	831,328	--	--
CKE Restaurants, Inc.	82,400	1,516,160	76,700	1,411,280	10,500	193,200
Coca-Cola Co. (The)	22,200	1,071,150	20,900	1,008,425	6,500	313,625
Colgate-Palmolive Co.	24,200	1,578,808	22,800	1,487,472	7,200	469,728
Colruyt SA (Belgium)	3,510	749,437	3,540	755,842	967	206,469
Comcast Corp. Class A (NON) (SC)	46,400	1,964,112	43,700	1,849,821	13,700	579,921
Companhia de Bebidas das Americas (AmBev) ADR (Brazil)	20,400	995,520	--	--	--	--
Costco Wholesale Corp.	22,550	1,192,219	21,277	1,124,915	6,700	354,229
Darden Restaurants, Inc.	62,870	2,525,488	59,510	2,390,517	18,700	751,179
Domino's Pizza, Inc.	58,800	1,646,400	54,200	1,517,600	--	--
Estee Lauder Cos., Inc. (The) Class A	66,400	2,710,448	62,700	2,559,414	19,600	800,072
Flowers Foods, Inc. (SG) (SB) (SC)	44,900	1,211,851	42,200	1,138,978	8,500	229,415
General Mills, Inc.	49,700	2,862,720	47,000	2,707,200	14,800	852,480
Heidrick & Struggles International, Inc. (NON)	14,100	597,276	13,400	567,624	4,200	177,912
Heineken NV (Netherlands)	223,765	10,628,693	188,412	8,949,448	47,741	2,267,667

Henkel KGaA (Preference) (Germany)	4,866	716,421	--	--	--	--
Ihop Corp.	10,700	563,890	9,900	521,730	--	--
Imperial Tobacco Group PLC (United Kingdom)	28,159	1,109,693	24,795	977,124	6,706	264,271
InBev NV (Belgium)	18,853	1,242,211	--	--	--	--
Inchcape PLC (United Kingdom)	452,212	4,456,133	382,240	3,766,624	96,814	954,013
Jack in the Box, Inc. (NON)	37,979	2,318,238	35,400	2,160,816	6,500	396,760
Japan Tobacco, Inc. (Japan)	1,291	6,226,849	1,088	5,247,724	278	1,340,871
Jeronimo Martins, SGPS, SA (Portugal)	17,992	403,542	--	--	--	--
Kellogg Co. (SB)	38,570	1,930,814	36,400	1,822,184	11,500	575,690
Kimberly-Clark Corp.	22,130	1,503,734	20,870	1,418,117	6,500	441,675
Koninklijke Ahold NV (Netherlands) (NON)	44,792	476,292	43,815	465,903	10,420	110,800
Korn/Ferry International (NON)	40,700	934,472	38,400	881,664	12,000	275,520
Kroger Co.	101,000	2,330,070	94,900	2,189,343	29,700	685,179
Labor Ready, Inc. (NON)	68,400	1,253,772	64,500	1,182,285	20,200	370,266
Loews Corp. - Carolina Group	11,300	731,336	10,500	679,560	3,300	213,576
Longs Drug Stores, Inc.	66,300	2,809,794	61,600	2,610,608	6,400	271,232
Marubeni Corp. (Japan)	187,000	945,293	166,000	839,137	43,000	217,367
McDonald's Corp.	103,000	4,565,990	97,300	4,313,309	30,500	1,352,065
Meiji Dairies Corp. (Japan)	461,000	3,632,830	389,000	3,065,446	98,000	772,272
MGP Ingredients, Inc. (SG) (SB) (SC)	18,800	425,068	17,800	402,458	5,500	124,355
Move, Inc. (NON)	161,500	889,865	152,500	840,275	47,800	263,378
Nash Finch Co. (SG) (SB) (SC)	67,830	1,851,759	63,200	1,725,360	9,300	253,890
Nestle SA (Switzerland)	1,763	625,164	--	--	--	--
New Oriental Education & Technology Group ADR (China)
(NON) (SG)	9,167	307,461	1,733	58,125	--	--
Nutri/System, Inc. (NON) (SG) (SB)	9,200	583,188	8,500	538,815	--	--
Papa John's International, Inc. (NON)	39,600	1,148,796	37,200	1,079,172	7,000	203,070
Parmalat SpA (Italy) (NON)	53,244	228,748	--	--	--	--
Pepsi Bottling Group, Inc. (The)	85,800	2,652,078	81,000	2,503,710	25,400	785,114
PepsiCo, Inc.	39,200	2,451,960	37,100	2,320,605	11,700	731,835
Perdigao SA (Brazil)	87,300	1,226,455	--	--	--	--
Prestige Brands Holdings, Inc. (NON)	84,608	1,101,596	76,925	1,001,564	--	--
Procter & Gamble Co. (The)	38,480	2,473,110	36,290	2,332,358	11,400	732,678
Ralcorp Holdings, Inc. (NON)	13,600	692,104	12,900	656,481	4,000	203,560
Reckitt Benckiser PLC (United Kingdom)	30,261	1,382,915	--	--	--	--
Reynolds American, Inc. (SB)	105,000	6,874,350	99,200	6,494,624	31,100	2,036,117
Robert Half International, Inc.	38,400	1,425,408	36,200	1,343,744	11,400	423,168
Ruby Tuesday, Inc.	35,700	979,608	33,700	924,728	10,600	290,864
Safeway, Inc. (SG) (SB)	95,300	3,293,568	89,900	3,106,944	28,200	974,592
Seaboard Corp.	375	661,875	355	626,575	--	--
Spartan Stores, Inc.	28,500	596,505	26,200	548,366	--	--
Starbucks Corp. (NON)	34,900	1,236,158	32,600	1,154,692	10,200	361,284
Swedish Match AB (Sweden)	120,500	2,253,029	102,400	1,914,607	25,700	480,522
Thai Beverage PCL (Thailand)	276,000	48,452	--	--	--	--
Thai Beverage PCL 144A (Thailand)	1,990,000	349,344	--	--	--	--
Time Warner, Inc.	478,020	10,411,276	451,323	9,829,815	141,400	3,079,692
Toyo Suisan Kaisha, Ltd. (Japan)	155,000	2,485,991	130,000	2,085,025	33,000	529,275
Unilever NV (Netherlands)	26,076	711,961	25,509	696,480	6,630	181,021
Universal Robina Corp. (Philippines)	3,381,390	1,329,605	--	--	--	--
Universal Robina Corp. 144A (Philippines)	332,000	130,547	--	--	--	--
Universal Technical Institute, Inc. (NON)	28,400	630,764	26,700	593,007	8,300	184,343
USANA Health Sciences, Inc. (NON) (SG) (SB) (SC)	33,400	1,725,444	31,500	1,627,290	9,900	511,434
UST, Inc. (SG) (SB) (SC)	36,410	2,119,062	34,400	2,002,080	10,800	628,560
Vector Group, Ltd. (SG) (SB) (SC)	28,900	512,975	27,200	482,800	8,500	150,875
VFB, LLC (F)(RES)(NON)	--	--	--	--	254,213	5,259
Viacom, Inc. Class B (NON)	12,300	504,669	11,600	475,948	3,600	147,708
Woolworths, Ltd. (Australia)	298,346	5,614,088	238,597	4,489,769	60,429	1,137,115
Yum! Brands, Inc.	25,160	1,479,408	23,760	1,397,088	7,500	441,000
		160,546,233		138,231,241		36,801,954

Energy		6.8%		4.6%		2.5%
Alon USA Energy, Inc.	46,600	1,226,046	43,300	1,139,223	4,900	128,919
BP PLC (United Kingdom)	412,345	4,607,819	291,760	3,260,321	73,930	826,143
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (Brazil) (NON)	86,180	476,534	--	--	--	--
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA 144A (Brazil) (NON)	169,980	939,908	--	--	--	--
Chevron Corp. (SEG)	137,002	10,073,757	129,384	9,513,606	40,500	2,977,965
China Coal Energy Co. 144A Class H (China) (NON)	1,554,000	1,008,974	--	--	--	--
China Petroleum & Chemical Corp. (China)	4,190,000	3,880,939	--	--	--	--
China Shenhua Energy Co., Ltd. (China)	755,000	1,809,380	--	--	--	--
ConocoPhillips (SEG)	73,629	5,297,607	69,531	5,002,755	21,799	1,568,438
Core Laboratories NV (Netherlands) (NON) (SG)	17,600	1,425,600	16,300	1,320,300	--	--
ENI SpA (Italy)	202,765	6,827,759	168,912	5,687,818	42,863	1,443,337
Exxon Mobil Corp. (SEG)	373,930	28,654,256	353,057	27,054,758	110,600	8,475,278
Frontier Oil Corp.	117,520	3,377,525	109,000	3,132,660	9,000	258,660
Gazprom (Russia)	861,678	9,880,501	--	--	--	--
Harvest Natural Resources, Inc. (NON)	63,000	669,690	59,600	633,548	18,700	198,781
Helmerich & Payne, Inc.	26,800	655,796	24,600	601,962	--	--
Holly Corp.	48,800	2,508,320	45,800	2,354,120	9,200	472,880
Houston Exploration Co. (NON)	10,100	522,978	9,400	486,732	--	--
Input/Output, Inc. (NON) (SG) (SB)	129,300	1,762,359	119,500	1,628,785	--	--
Lone Star Technologies, Inc. (NON)	24,100	1,166,681	22,200	1,074,702	--	--
Lufkin Industries, Inc.	9,700	563,376	9,200	534,336	2,900	168,432
Lukoil (Russia)	41,258	3,617,233	--	--	--	--
Lukoil ADR (Russia)	36,664	3,245,131	--	--	--	--
Marathon Oil Corp.	60,110	5,560,175	56,760	5,250,300	17,800	1,646,500
Matrix Service Co. (NON) (SB)	54,800	882,280	50,700	816,270	--	--
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	3,249	366,504	--	--	--	--
Norsk Hydro ASA (Norway)	100,115	3,078,536	84,295	2,592,071	21,275	654,206
Occidental Petroleum Corp.	40,800	1,992,264	38,600	1,884,838	12,000	585,960
Oil States International, Inc. (NON)	12,800	412,544	11,800	380,314	--	--
Patterson-UTI Energy, Inc.	31,000	720,130	29,200	678,316	9,100	211,393
Petroleo Brasileiro SA ADR (Brazil)	36,943	3,804,760	--	--	--	--
Petroleo Brasileiro SA ADR (Preference) (Brazil)	50,630	4,696,439	--	--	--	--
Questar Corp.	30,100	2,499,805	28,300	2,350,315	8,800	730,840
Renewable Energy Corp. AS (Norway) (NON)	29,827	545,683	--	--	--	--
Renewable Energy Corp. AS 144A (Norway) (NON)	7,784	142,408	--	--	--	--
Repsol YPF SA (Spain)	38,532	1,329,327	33,785	1,165,559	9,027	311,425
Royal Dutch Shell PLC Class B (Netherlands)	211,450	7,464,973	178,042	6,285,546	45,113	1,592,657
Saipem SpA (Italy)	31,495	819,664	--	--	--	--
Sasol, Ltd. (South Africa)	93,752	3,461,896	--	--	--	--
Statoil ASA (Norway)	180,665	4,767,318	148,800	3,926,476	37,700	994,813
Sunoco, Inc.	77,440	4,829,158	73,000	4,552,280	22,900	1,428,044
Technicas Reunidas SA (Spain)	5,280	201,946	--	--	--	--
Technicas Reunidas SA 144A (Spain) (NON)	8,614	329,463	--	--	--	--
Total SA (France)	19,444	1,401,615	--	--	--	--
Trico Marine Services, Inc. (NON) (SG) (SB)	27,800	1,065,018	26,300	1,007,553	8,300	317,973
Unit Corp. (NON)	13,300	644,385	12,200	591,090	--	--
Vaalco Energy, Inc. (NON)	82,100	554,175	76,100	513,675	--	--
Western Refining, Inc.	34,001	865,665	31,215	794,734	--	--
		146,634,300		96,214,963		24,992,644

Financial		3.5%		3.1%		1.9%
Acta Holding ASA (Norway)	161,870	854,292	--	--	--	--
Advanta Corp. Class B	8,700	379,581	8,300	362,129	2,600	113,438
Ameriprise Financial, Inc.	59,000	3,215,500	55,800	3,041,100	17,500	953,750
AMP, Ltd. (Australia)	42,810	340,598	--	--	--	--
Assurant, Inc.	18,800	1,038,700	17,800	983,450	5,500	303,875
CapitalSource, Inc.	125,115	3,416,891	118,010	3,222,853	36,985	1,010,060
Citigroup, Inc. (SEG)	287,353	16,005,562	271,237	15,107,901	85,000	4,734,500
Contifinancial Corp. Liquidating Trust Units (F)	1,878,703	188	--	--	500,683	50
Credit Acceptance Corp. (NON) (SB)	19,600	653,268	18,100	603,273	--	--
Deutsche Boerse AG (Germany)	2,714	500,081	2,655	489,210	631	116,268
Equity One, Inc. (R)	16,100	429,226	15,100	402,566	4,700	125,302
First American Corp.	19,010	773,327	17,800	724,104	5,600	227,808
Grupo Financiero Banorte SA de CV (Mexico)	96,100	375,997	--	--	--	--
Hitachi Capital Corp. (Japan)	349,900	6,680,608	294,700	5,626,680	74,600	1,424,331

Independent Bank Corp.	24,105	609,615	24,075	608,857	7,570	191,445
International Securities Exchange, Inc.	17,800	832,862	16,500	772,035	--	--
JPMorgan Chase & Co.	109,802	5,303,437	103,681	5,007,792	32,500	1,569,750
Lehman Brothers Holdings, Inc.	77,400	6,046,488	73,000	5,702,760	22,900	1,788,948
Loews Corp.	10,400	431,288	9,900	410,553	3,100	128,557
London Stock Exchange Group PLC (United Kingdom)	112,643	2,889,846	94,847	2,433,291	23,918	613,614
Man Group PLC (United Kingdom)	810,767	8,295,152	669,135	6,846,081	169,471	1,733,898
MGIC Investment Corp.	34,100	2,132,614	32,100	2,007,534	10,100	631,654
Nationwide Financial Services, Inc. Class A	21,200	1,149,040	19,900	1,078,580	6,200	336,040
New Century Financial Corp. (R) (SG) (SC)	22,600	713,934	21,300	672,867	6,700	211,653
ORIX Corp. (Japan)	19,250	5,584,655	14,460	4,195,019	3,660	1,061,810
PMI Group, Inc. (The)	22,500	1,061,325	21,200	1,000,004	6,600	311,322
Radian Group, Inc. (SB)	38,200	2,059,362	36,000	1,940,760	11,300	609,183
Sampo OYJ Class A (Finland)	34,900	930,653	34,100	909,320	9,000	239,996
Shinhan Financial Group Co., Ltd. (South Korea)	49,980	2,562,465	--	--	--	--
Tower Australia Group, Ltd. (Australia) (NON)	159,831	384,918	156,342	376,515	37,180	89,540
Tower, Ltd. (New Zealand) (NON)	128,631	200,314	125,823	195,941	29,922	46,597
		75,851,787		64,721,175		18,573,389

Health Care		7.9%		7.0%		3.7%
Abbott Laboratories	25,920	1,262,563	24,475	1,192,177	7,700	375,067
Aetna, Inc.	99,000	4,274,820	93,400	4,033,012	29,200	1,260,856
Albany Molecular Research, Inc. (NON)	31,041	327,793	28,787	303,991	--	--
Alfresa Holdings Corp. (Japan)	9,500	574,306	9,300	562,215	2,500	151,133
Alpharma, Inc. Class A	38,300	923,030	36,100	870,010	11,400	274,740
AMERIGROUP Corp. (NON)	32,100	1,152,069	29,500	1,058,755	--	--
Amgen, Inc. (NON) (SG) (SB) (SEG)	72,600	4,959,306	68,500	4,679,235	21,500	1,468,665
AMN Healthcare Services, Inc. (NON)	38,500	1,060,290	35,700	983,178	--	--
Applera Corp. - Applied Biosystems Group	139,400	5,114,586	131,600	4,828,404	41,300	1,515,297
Apria Healthcare Group, Inc. (NON)	26,500	706,225	24,300	647,595	--	--
Astellas Pharma, Inc. (Japan)	25,700	1,170,277	--	--	--	--
AstraZeneca PLC (United Kingdom)	133,761	7,176,305	105,560	5,663,316	26,769	1,436,162
Bayer AG (Germany)	6,485	349,250	--	--	--	--
Becton, Dickinson and Co.	99,600	6,986,940	93,900	6,587,085	29,400	2,062,410
Bio-Rad Laboratories, Inc. Class A (NON)	14,300	1,180,036	13,600	1,122,272	4,300	354,836
Bristol-Myers Squibb Co.	38,360	1,009,635	36,225	953,442	11,400	300,048
Candela Corp. (NON)	55,700	689,009	52,500	649,425	16,400	202,868
Caremark Rx, Inc.	--	--	1	57	--	--
Celesio AG (Germany)	10,648	566,223	10,416	553,886	2,708	144,002
China Medical Technologies, Inc. ADR (China) (NON)
(SG) (SB)	26,900	728,183	24,900	674,043	--	--
CIGNA Corp.	11,530	1,517,002	10,828	1,424,640	3,400	447,338
Coventry Health Care, Inc. (NON)	65,780	3,292,289	62,095	3,107,855	19,400	970,970
Dade Behring Holdings, Inc. (SG)	35,390	1,408,876	32,800	1,305,768	--	--
Daiichi Sankyo Co., Ltd. (Japan)	30,000	937,605	--	--	--	--
Digene Corp. (NON)	17,700	848,184	16,400	785,888	--	--
Eli Lilly Co.	45,000	2,344,500	42,500	2,214,250	13,300	692,930
Enzon, Inc. (NON) (SG)	24,800	211,048	23,000	195,730	--	--
Forest Laboratories, Inc. (NON)	32,400	1,639,440	30,700	1,553,420	9,600	485,760
Fresenius Medical Care AG (Germany)	2,914	387,444	--	--	--	--
Genesis HealthCare Corp. (NON)	24,900	1,176,027	22,900	1,081,567	--	--
Gilead Sciences, Inc. (NON)	40,600	2,636,158	38,300	2,486,819	12,000	779,160
GlaxoSmithKline PLC (United Kingdom)	217,745	5,740,270	144,236	3,802,400	36,532	963,069
Haemonetics Corp. (NON)	30,400	1,368,608	28,500	1,283,070	6,142	276,513
Healthspring, Inc. (NON)	47,500	966,625	43,600	887,260	--	--
Hologic, Inc. (NON) (SG) (SB)	10,600	501,168	9,800	463,344	--	--
Humana, Inc. (NON)	79,020	4,370,596	74,400	4,115,064	23,250	1,285,958
IDEXX Laboratories, Inc. (NON)	11,800	935,740	10,900	864,370	--	--
Illumina, Inc. (NON) (SG)	17,000	668,270	15,700	617,167	--	--
Imclone Systems, Inc. (NON) (SG) (SB) (SC)	24,600	658,296	23,100	618,156	7,300	195,348
Intuitive Surgical, Inc. (NON)	4,000	383,600	3,700	354,830	--	--
Johnson & Johnson (SEG)	139,012	9,177,572	131,204	8,662,088	41,100	2,713,422
Kaken Pharmaceutical Co., Ltd. (Japan)	137,000	1,068,101	117,000	912,174	31,000	241,687
Kinetic Concepts, Inc. (NON)	12,500	494,375	11,500	454,825	--	--
King Pharmaceuticals, Inc. (NON)	153,800	2,448,496	145,300	2,313,176	45,600	725,952
Labopharm, Inc. (Canada) (NON) (SG)	40,700	238,909	37,700	221,299	--	--
LCA-Vision, Inc. (SG) (SB)	11,900	408,884	11,000	377,960	--	--
LifeCell Corp. (NON) (SG) (SB)	30,000	724,200	27,800	671,092	--	--
Ligand Pharmaceuticals, Inc. Class B (NON)	31,100	340,545	28,900	316,455	--	--
Luminex Corp. (NON)	25,800	327,660	23,900	303,530	--	--
Magellan Health Services, Inc. (NON)	49,800	2,152,356	46,300	2,001,086	4,900	211,778
Mayne Pharma, Ltd. (Australia)	254,006	816,661	248,461	798,833	61,334	197,196
McKesson Corp.	131,700	6,677,190	124,400	6,307,080	39,000	1,977,300
Mediceo Paltac Holdings Co., Ltd. (Japan)	36,500	691,853	36,400	689,958	9,600	181,967
Mentor Corp. (SG) (SB)	18,600	908,982	17,200	840,564	--	--
Merck & Co., Inc.	171,560	7,480,016	162,013	7,063,767	50,750	2,212,700
Millennium Pharmaceuticals, Inc. (NON)	122,200	1,331,980	115,300	1,256,770	36,100	393,490
Mindray Medical International, Ltd. ADR Class A
(China) (NON)	4,612	110,319	--	--	--	--
Molina Healthcare, Inc. (NON)	28,000	910,280	26,100	848,511	4,000	130,040
Neurocrine Biosciences, Inc. (NON) (SG) (SB) (SC)	33,800	352,196	32,200	335,524	10,000	104,200
New River Pharmaceuticals, Inc. (NON) (SG) (SB)	7,600	415,796	7,000	382,970	--	--
Nobel Biocare Holding AG (Switzerland)	2,500	738,833	--	--	--	--
Novartis AG (Switzerland)	15,643	898,883	--	--	--	--
Noven Pharmaceuticals, Inc. (NON)	20,700	526,815	19,500	496,275	6,100	155,245
Ono Pharmaceutical Co., Ltd. (Japan)	6,900	363,698	--	--	--	--
OraSure Technologies, Inc. (NON)	60,700	501,382	56,300	465,038	--	--
Pain Therapeutics, Inc. (NON) (SG) (SB)	60,400	537,560	56,000	498,400	--	--
Palomar Medical Technologies, Inc. (NON) (SG) (SB) (SC)	13,300	673,911	12,600	638,442	4,000	202,680
Parexel International Corp. (NON)	48,600	1,407,942	45,900	1,329,723	14,400	417,168
PerkinElmer, Inc.	33,900	753,597	32,000	711,360	10,000	222,300
Pfizer, Inc.	161,549	4,184,119	152,497	3,949,672	47,800	1,238,020
Quidel Corp. (NON)	37,700	513,474	35,500	483,510	11,200	152,544
Regeneron Pharmaceuticals, Inc. (NON) (SG)	26,300	527,841	24,400	489,708	--	--
Roche Holding AG (Switzerland)	34,697	6,207,516	26,731	4,782,348	6,771	1,211,375
Salix Pharmaceuticals, Ltd. (NON)	54,171	659,261	50,194	610,861	--	--
Sanofi-Synthelabo SA (France)	6,802	626,138	--	--	--	--
Savient Pharmaceuticals, Inc. (NON) (SG)	109,400	1,226,374	100,500	1,126,605	--	--
Schering AG (Germany)	10,717	1,430,203	8,855	1,181,716	2,363	315,347
Schering-Plough Corp.	265,500	6,276,420	250,600	5,924,184	78,600	1,858,104
Sciele Pharma, Inc. (NON) (SG) (SB)	63,500	1,524,000	59,700	1,432,800	13,400	321,600
Sierra Health Services, Inc. (NON)	124,260	4,478,330	117,376	4,230,231	23,400	843,336
Symbion Health, Ltd. (Australia)	229,199	684,406	224,499	670,371	61,334	183,148
Taisho Pharmaceutical Co., Ltd. (Japan)	92,000	1,674,104	76,000	1,382,956	20,000	363,936
Techne Corp. (NON)	13,900	770,755	12,900	715,305	--	--
Terumo Corp. (Japan)	15,600	614,033	--	--	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	99,797	3,101,691	--	--	--	--
United Therapeutics Corp. (NON)	11,300	614,381	10,400	565,448	--	--
UnitedHealth Group, Inc.	94,338	5,068,781	89,012	4,782,615	27,960	1,502,291
Viropharma, Inc. (NON)	43,100	630,984	39,900	584,136	--	--
Vital Images, Inc. (NON)	16,700	581,160	15,800	549,840	5,000	174,000
Vital Signs, Inc.	8,700	434,304	8,000	399,360	--	--
Waters Corp. (NON)	38,600	1,890,242	36,400	1,782,508	11,500	563,155
WellCare Health Plans, Inc. (NON)	33,500	2,308,150	31,200	2,149,680	5,100	351,390
West Pharmaceutical Services, Inc.	14,300	732,589	13,600	696,728	4,300	220,289
Wyeth	105,000	5,346,600	99,200	5,051,264	31,100	1,583,612
Zoll Medical Corp. (NON)	31,000	1,805,440	28,500	1,659,840	3,800	221,312
		169,592,880		146,622,282		36,833,714

Insurance		3.2%		2.8%		1.5%
Admiral Group PLC (United Kingdom)	16,700	358,297	--	--	--	--
Aegon NV (Netherlands)	69,726	1,327,865	59,064	1,124,818	15,841	301,677
Allianz SE (Germany)	26,653	5,447,231	16,298	3,330,918	4,146	847,342
American Financial Group, Inc.	81,825	2,938,336	77,310	2,776,202	24,150	867,227
American International Group, Inc.	57,200	4,098,952	54,000	3,869,640	16,900	1,211,054
American Physicians Capital, Inc. (NON)	11,600	464,464	10,600	424,424	--	--
Argonaut Group, Inc. (NON)	40,100	1,397,886	37,100	1,293,306	5,300	184,758
China Life Insurance Co. (Taiwan) (NON)	2,735,000	1,474,560	--	--	--	--

Chubb Corp. (The)	62,000	3,280,420	58,600	3,100,526	18,400	973,544
Commerce Group, Inc.	61,920	1,842,120	58,000	1,725,500	12,178	362,296
Corporacion Mapfre SA (Spain)	634,082	2,852,203	535,975	2,410,902	135,810	610,895
EMC Insurance Group, Inc.	11,400	388,968	10,400	354,848	--	--
FBD Holdings PLC (Ireland)	6,152	334,653	--	--	--	--
Fremont General Corp. (SB) (SC)	123,100	1,995,451	116,200	1,883,602	36,388	589,849
ING Groep NV (Netherlands)	101,173	4,482,117	85,189	3,774,002	21,587	956,337
Landamerica Financial Group, Inc.	20,840	1,315,212	19,600	1,236,956	6,100	384,971
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	5,009	864,378	4,400	759,286	1,200	207,078
Navigators Group, Inc. (NON)	16,440	792,079	15,150	729,927	--	--
Ohio Casualty Corp.	49,000	1,460,690	46,200	1,377,222	11,800	351,758
Philadelphia Consolidated Holding Corp. (NON)	62,200	2,771,632	58,300	2,597,848	13,100	583,736
QBE Insurance Group, Ltd. (Australia)	107,491	2,452,742	90,509	2,065,245	22,933	523,288
Safeco Corp.	88,300	5,523,165	83,400	5,216,670	26,100	1,632,555
Safety Insurance Group, Inc.	26,300	1,333,673	24,600	1,247,466	4,200	212,982
SeaBright Insurance Holdings, Inc. (NON)	44,600	803,246	41,000	738,410	--	--
Selective Insurance Group	18,800	1,077,052	17,400	996,846	--	--
Triad Guaranty, Inc. (NON)	16,800	921,816	15,900	872,433	5,000	274,350
W.R. Berkley Corp.	172,445	5,951,077	162,952	5,623,474	51,075	1,762,598
Zenith National Insurance Corp.	90,947	4,266,324	84,958	3,985,380	15,357	720,397
Zurich Financial Services AG (Switzerland)	21,921	5,880,585	18,457	4,951,323	4,678	1,254,932
		68,097,194		58,467,174		14,813,624

Investment Banking/Brokerage		1.8%		1.6%		0.9%
Affiliated Managers Group (NON)	10,300	1,082,839	9,500	998,735	--	--
Ashmore Group PLC (United Kingdom) (NON)	6,062	30,777	--	--	--	--
Ashmore Group PLC 144A (United Kingdom) (NON)	80,300	407,681	--	--	--	--
Calamos Asset Management, Inc. Class A	69,000	1,851,270	64,600	1,733,218	14,300	383,669
Challenger Financial Services Group, Ltd. (Australia)	161,562	523,694	158,035	512,262	39,012	126,455
Credit Suisse Group (Switzerland)	4,812	335,709	--	--	--	--
Deutsche Bank AG (Germany)	10,743	1,438,967	8,957	1,199,742	2,363	316,511
Goldman Sachs Group, Inc. (The)	45,300	9,030,555	42,800	8,532,180	13,400	2,671,290
Greenhill & Co., Inc. (SG) (SB) (SC)	9,900	730,620	9,400	693,720	2,900	214,020
Harris & Harris Group, Inc. (NON) (SG) (SB) (SC)	56,600	684,294	53,400	645,606	16,700	201,903
IndyMac Bancorp, Inc. (SG) (SC)	65,080	2,939,013	61,400	2,772,824	19,200	867,072
Investment Technology Group, Inc. (NON)	22,700	973,376	21,100	904,768	--	--
Knight Capital Group, Inc. Class A (NON)	39,600	759,132	37,400	716,958	11,800	226,206
Macquarie Bank, Ltd. (Australia)	18,536	1,150,598	12,410	770,335	3,226	200,250
MCG Capital Corp.	41,900	851,408	38,500	782,320	--	--
Merrill Lynch & Co., Inc.	32,000	2,979,200	30,300	2,820,930	9,500	884,450
Morgan Stanley	83,200	6,774,976	78,600	6,400,398	24,600	2,003,178
Raymond James Financial, Inc.	98,903	2,997,750	93,300	2,827,923	29,201	885,082
Schroders PLC (United Kingdom)	29,056	634,332	28,421	620,470	7,390	161,334
SWS Group, Inc.	27,200	971,040	25,000	892,500	--	--
UBS AG (Switzerland)	14,882	900,958	--	--	--	--
		38,048,189		33,824,889		9,141,420

Other		0.9%		1.3%		0.6%
iShares MSCI EAFE Index Fund (NON)	25,349	1,856,054	86,431	6,328,478	3,293	241,113
iShares MSCI Emerging Markets Index Fund (NON)	44,284	5,055,904	--	--	--	--
iShares Russell 1000 Growth Index Fund	139,800	7,693,257	195,800	10,774,771	93,100	5,123,261
iShares Russell 2000 Growth Index Fund	21,200	1,665,896	23,000	1,807,340	--	--
iShares Russell 2000 Value Index Fund	35,077	2,807,563	13,846	1,108,234	--	--
S&P 500 Index Depository Receipts (SPDR Trust Series
1) (SB)	--	--	51,689	7,323,814	--	--
		19,078,674		27,342,637		5,364,374

Real Estate		2.5%		1.7%		0.8%
American Home Mortgage Investment Corp. (R) (SG) (SB)
(SC)	66,300	2,328,456	62,100	2,180,952	14,100	495,192
Anthracite Capital, Inc. (R) (SG) (SB)	90,400	1,150,792	84,100	1,070,593	11,500	146,395
AvalonBay Communities, Inc. (R)	7,600	988,380	7,100	923,355	2,200	286,110
Ayala Land, Inc. (Philippines)	4,198,600	1,307,998	--	--	--	--
Baoye Group Co., Ltd. Class H (China)	708,000	1,178,702	--	--	--	--
Boston Properties, Inc. (R)	5,300	592,964	5,300	592,964	1,700	190,196
CB Richard Ellis Group, Inc. Class A	264,400	8,778,080	249,800	8,293,360	78,300	2,599,560
CBL & Associates Properties (R)	13,500	585,225	12,400	537,540	--	--
DiamondRock Hospitality Co. (R)	32,000	576,320	30,300	545,703	9,500	171,095
Digital Realty Trust, Inc. (R)	28,500	975,555	27,000	924,210	8,500	290,955
Emaar Properties (United Arab Emirates)	720,836	2,394,543	--	--	--	--
Entertainment Properties Trust (R) (SB)	27,697	1,618,613	26,090	1,524,700	6,700	391,548
GAGFAH SA (Luxembourg)	406	12,638	--	--	--	--
GAGFAH SA 144A (Luxembourg) (NON)	4,700	146,303	--	--	--	--
Globe Trade Centre SA (Poland) (NON)	149,981	2,074,494	--	--	--	--
Growthpoint Properties, Ltd. (South Africa)	852,500	1,503,576	--	--	--	--
Home Properties of NY, Inc. (R)	24,900	1,475,823	23,500	1,392,845	7,400	438,598
Hopson Development Holdings, Ltd. (Hong Kong)	436,000	1,229,558	--	--	--	--
Jones Lang LaSalle, Inc.	53,400	4,921,878	50,400	4,645,368	14,600	1,345,682
Kier Group PLC (United Kingdom)	8,575	363,370	--	--	--	--
Lexington Corporate Properties Trust (R) (SG) (SB)	26,600	596,372	24,400	547,048	--	--
LPN Development PCL NVDR	6,059,400	931,746	--	--	--	--
LPS Brasil - Consultoria de de Imoveis SA 144A
(Brazil) (NON)	93,100	1,025,234	--	--	--	--
LTC Properties, Inc. (R)	41,000	1,119,710	37,600	1,026,856	--	--
Medical Properties Trust, Inc. (R) (SG) (SB) (SC)	62,800	960,840	59,400	908,820	18,600	284,580
Metrovacesa SA (Spain)	15,579	2,642,290	13,119	2,225,060	3,377	572,759
Mirland Development Corp. PLC (Cyprus) (NON)	55,428	537,323	--	--	--	--
Mirland Development Corp. PLC 144A (Cyprus) (NON)	48,336	468,573	--	--	--	--
Mitsui Fudosan Co., Ltd. (Japan)	15,000	366,805	--	--	--	--
National Health Investors, Inc. (R)	23,200	765,600	21,300	702,900	--	--
Newcastle Investment Corp. (R)	28,100	880,092	25,500	798,660	--	--
Newkirk Realty Trust, Inc. (R) (SG)	35,900	647,636	33,000	595,320	--	--
NorthStar Realty Finance Corp. (R)	116,500	1,930,405	108,800	1,802,816	19,300	319,801
Omega Healthcare Investors, Inc. (R)	38,700	685,764	35,600	630,832	--	--
Post Properties, Inc. (R) (SG) (SB)	15,200	694,640	14,500	662,650	4,600	210,220
PS Business Parks, Inc. (R)	9,643	681,857	8,859	626,420	--	--
RAIT Investment Trust (R)	42,739	1,473,641	40,000	1,379,200	9,208	317,492
Redwood Trust, Inc. (R)	11,600	673,728	10,800	627,264	3,400	197,472
Saul Centers, Inc. (R) (SG)	11,800	651,242	10,700	590,533	--	--
SP Setia Berhad (Malaysia)	1,430,200	2,066,537	--	--	--	--
Winthrop Realty Trust (R)	121,400	831,590	111,500	763,775	--	--
		54,834,893		36,519,744		8,257,655

Technology		10.2%		8.1%		4.2%
Acme Packet, Inc. (NON) (SG) (SB)	54,900	1,133,136	51,800	1,069,152	--	--
Acxiom Corp.	22,300	571,995	20,500	525,825	--	--
Advanced Energy Industries, Inc. (NON)	32,800	618,936	30,400	573,648	--	--
Advanced Micro Devices, Inc. (NON) (SG) (SB) (SC)	176,400	3,589,740	166,700	3,392,345	52,300	1,064,305
Advantest Corp. (Japan)	20,900	1,200,061	18,400	1,056,513	4,800	275,612
ALPS Electric Co., Ltd. (Japan)	115,700	1,256,052	102,000	1,107,324	26,100	283,345
Altiris, Inc. (NON)	23,400	593,892	21,700	550,746	--	--
Anixter International, Inc. (NON)	11,900	646,170	11,000	597,300	--	--
Ansoft Corp. (NON)	57,300	1,592,940	53,300	1,481,740	8,600	239,080
ANSYS, Inc. (NON)	21,900	952,431	20,200	878,498	--	--
Arris Group, Inc. (NON)	85,000	1,063,350	80,400	1,005,804	25,200	315,252
Aspen Technology, Inc. (NON)	41,500	457,330	38,400	423,168	--	--
Asyst Technologies, Inc. (NON)	67,500	493,425	63,800	466,378	20,000	146,200
Atmel Corp. (NON)	671,330	4,061,547	634,000	3,835,700	198,715	1,202,226
Automatic Data Processing, Inc.	62,200	3,063,350	58,800	2,895,900	18,500	911,125
Avocent Corp. (NON)	26,200	886,870	24,000	812,400	--	--
AVX Corp.	106,300	1,572,177	100,400	1,484,916	31,500	465,885
BEA Systems, Inc. (NON)	182,370	2,294,215	172,200	2,166,276	54,000	679,320
Blackbaud, Inc.	42,000	1,092,000	38,900	1,011,400	--	--
Blue Coat Systems, Inc. (NON)	27,600	661,020	25,300	605,935	--	--
BMC Software, Inc. (NON)	44,300	1,426,460	41,800	1,345,960	13,100	421,820
Brocade Communications Systems, Inc. (NON)	321,800	2,641,978	301,900	2,478,599	71,800	589,478
Cisco Systems, Inc. (NON) (SEG)	383,290	10,475,316	362,076	9,895,537	113,500	3,101,955

Citrix Systems, Inc. (NON)	51,800	1,401,190	48,800	1,320,040	15,300	413,865
Coinstar, Inc. (NON)	18,500	565,545	17,500	534,975	5,400	165,078
CommScope, Inc. (NON) (SG)	22,900	697,992	21,100	643,128	--	--
Convergys Corp. (NON)	28,900	687,242	27,100	644,438	8,500	202,130
Covansys Corp. (NON)	17,870	410,117	16,417	376,770	--	--
CSG Systems International, Inc. (NON)	43,600	1,165,428	40,700	1,087,911	6,800	181,764
D-Link Corp. (Taiwan)	1,188,000	1,557,843	--	--	--	--
Dell, Inc. (NON)	49,600	1,244,464	46,900	1,176,721	14,700	368,823
Diodes, Inc. (NON) (SG) (SB)	15,800	560,584	14,550	516,234	--	--
Eagle Test Systems, Inc. (NON)	45,800	667,764	42,400	618,192	--	--
eCollege.com, Inc. (NON) (SG) (SB)	37,300	583,745	34,500	539,925	--	--
Emulex Corp. (NON)	29,500	575,545	27,100	528,721	--	--
F5 Networks, Inc. (NON)	8,200	608,522	7,600	563,996	--	--
Factset Research Systems, Inc.	26,700	1,508,016	24,800	1,400,704	--	--
FEI Co. (NON)	50,200	1,323,774	47,500	1,252,575	14,900	392,913
Fujitsu, Ltd. (Japan)	105,000	825,269	99,000	778,111	28,000	220,072
General Cable Corp. (NON) (SG) (SB)	46,600	2,036,886	43,100	1,883,901	--	--
Google, Inc. Class A (NON)	1,600	736,768	1,600	736,768	500	230,240
Greatek Electronics, Inc. (Taiwan)	1,346,875	1,774,879	--	--	--	--
Hewlett-Packard Co.	270,200	11,129,538	255,000	10,503,450	79,900	3,291,081
Himax Technologies, Inc. ADR (Taiwan) (NON)	163,316	779,017	--	--	--	--
Hon Hai Precision Industry Co., Ltd. (Taiwan)	237,520	1,696,431	--	--	--	--
Hoya Corp. (Japan)	16,900	659,666	--	--	--	--
Hyperion Solutions Corp. (NON)	22,520	809,369	21,285	764,983	6,700	240,798
IBM Corp.	112,440	10,923,546	106,100	10,307,615	33,200	3,225,380
Infineon Technologies AG (Germany) (NON)	56,436	790,506	55,204	773,249	14,352	201,030
Infospace, Inc. (NON)	33,600	689,136	31,600	648,116	9,900	203,049
Intel Corp. (SG) (SEG)	277,530	5,619,983	262,126	5,308,052	82,200	1,664,550
Intuit, Inc. (NON)	79,800	2,434,698	75,400	2,300,454	23,600	720,036
Itron, Inc. (NON) (SG) (SB)	14,500	751,680	13,400	694,656	--	--
Komag, Inc. (NON)	43,400	1,643,992	40,700	1,541,716	8,600	325,768
Konica Corp. (Japan)	22,000	310,761	--	--	--	--
Lexmark International, Inc. Class A (NON) (SG)	11,700	856,440	11,000	805,200	3,500	256,200
Lite-On Technology Corp. (Taiwan)	676,921	917,837	--	--	--	--
Littelfuse, Inc. (NON)	41,000	1,307,080	38,400	1,224,192	4,400	140,272
LSI Logic Corp. (NON) (SG)	100,300	902,700	94,700	852,300	29,600	266,400
Manhattan Associates, Inc. (NON)	52,900	1,591,232	49,100	1,476,928	6,400	192,512
Media Tek, Inc. (Taiwan)	143,000	1,480,833	--	--	--	--
Micrel, Inc. (NON) (SG)	57,200	616,616	52,760	568,753	--	--
Microsoft Corp.	373,400	11,149,724	352,631	10,529,562	110,500	3,299,530
MicroStrategy, Inc. (NON) (SB)	14,500	1,653,145	13,384	1,525,910	2,200	250,822
Minebea Co., Ltd. (Japan)	39,000	273,044	--	--	--	--
Mitac International (Taiwan)	1,436,000	1,738,268	--	--	--	--
Mitsubishi Electric Corp. (Japan)	139,000	1,270,034	119,000	1,087,295	32,000	292,382
Mitsumi Electric Co., Ltd. (Japan)	17,500	385,745	--	--	--	--
Motorola, Inc.	154,140	3,169,118	145,616	2,993,865	45,700	939,592
MTS Systems Corp.	39,600	1,529,352	36,850	1,423,147	4,900	189,238
National Semiconductor Corp. (SG) (SB) (SC)	31,700	719,590	29,900	678,730	9,300	211,110
NEC Corp. (Japan)	47,000	225,284	46,000	220,490	11,000	52,726
NEC Electronics Corp. (Japan) (NON) (SG) (SB) (SC)	11,700	341,543	11,400	332,786	2,800	81,737
NET One Systems Co., Ltd. (Japan)	316	415,690	310	407,797	85	111,815
NHN Corp. (South Korea)	8,389	1,024,837	--	--	--	--
Nokia OYJ (Finland)	288,010	5,855,470	241,664	4,913,219	61,212	1,244,488
Novatek Microelectronics Corp., Ltd. (Taiwan)	348,000	1,576,940	--	--	--	--
NTT Data Corp. (Japan)	613	3,074,052	518	2,597,649	131	656,934
Oce NV (Netherlands) (SG)	47,487	775,792	44,969	734,655	11,836	193,364
Omnivision Technologies, Inc. (NON) (SG) (SB) (SC)	41,500	566,475	39,200	535,080	12,200	166,530
Omron Corp. (Japan)	56,200	1,598,487	37,600	1,069,450	9,700	275,895
ON Semiconductor Corp. (NON) (SG) (SB)	111,200	841,784	103,100	780,467	--	--
Oracle Corp. (NON)	457,360	7,839,150	431,893	7,402,646	135,300	2,319,042
Packeteer, Inc. (NON)	45,800	622,880	43,400	590,240	13,600	184,960
Park Electrochemical Corp.	12,300	315,495	11,300	289,845	--	--
Perot Systems Corp. Class A (NON)	68,000	1,114,520	61,900	1,014,541	--	--
Polycom, Inc. (NON)	53,100	1,641,321	49,700	1,536,227	8,600	265,826
Qualcomm, Inc.	56,270	2,126,443	53,100	2,006,649	16,600	627,314
RadiSys Corp. (NON)	26,920	448,756	25,500	425,085	8,000	133,360
RealNetworks, Inc. (NON)	211,900	2,318,186	198,900	2,175,966	47,200	516,368
Red Hat, Inc. (NON) (SG) (SB) (SC)	40,000	920,000	37,600	864,800	11,800	271,400
Reunert, Ltd. (South Africa)	210,689	2,455,734	--	--	--	--
RF Micro Devices, Inc. (NON) (SG) (SB)	143,400	973,686	132,400	898,996	--	--
Samsung Electronics Co., Ltd. (South Korea)	11,323	7,419,738	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South
Korea)	2,003	1,033,828	--	--	--	--
Satyam Computer Services, Ltd. (India)	200,718	2,186,454	--	--	--	--
Shinko Electric Industries (Japan)	12,700	332,440	--	--	--	--
Silicon Image, Inc. (NON)	92,800	1,180,416	85,700	1,090,104	--	--
Silicon Storage Technology, Inc. (NON)	118,300	533,533	108,600	489,786	--	--
Siliconware Precision Industries Co. (Taiwan)	588,388	925,679	--	--	--	--
Smith Micro Software, Inc. (NON) (SG) (SB) (SC)	42,100	597,399	39,700	563,343	12,400	175,956
SonicWall, Inc. (NON)	213,900	1,801,038	200,100	1,684,842	40,700	342,694
SPSS, Inc. (NON)	33,200	998,324	31,200	938,184	9,800	294,686
Supertex, Inc. (NON)	12,500	490,625	11,500	451,375	--	--
Sybase, Inc. (NON)	121,600	3,003,520	111,500	2,754,050	14,400	355,680
Sykes Enterprises, Inc. (NON)	83,500	1,472,940	77,500	1,367,100	8,400	148,176
SYNNEX Corp. (NON)	25,300	555,082	23,200	509,008	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	569,570	1,181,324	--	--	--	--
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	287,692	1,159,940	255,027	1,028,239	65,939	265,858
Texas Instruments, Inc.	136,300	3,925,440	128,700	3,706,560	40,300	1,160,640
The9, Ltd. ADR (China) (NON)	34,800	1,121,256	--	--	--	--
TheStreet.com, Inc.	74,200	660,380	70,100	623,890	22,000	195,800
Toshiba Corp. (Japan)	431,000	2,808,953	362,000	2,359,260	91,000	593,074
Transaction Systems Architects, Inc. (NON)	18,800	612,316	17,700	576,489	5,500	179,135
Trident Microsystems, Inc. (NON) (SG)	15,100	274,518	13,900	252,702	--	--
Trizetto Group (NON) (SG)	125,800	2,310,946	118,300	2,173,171	29,900	549,263
TTM Technologies, Inc. (NON)	120,400	1,364,132	112,000	1,268,960	10,700	121,231
Tyler Technologies, Inc. (NON)	43,200	607,392	40,000	562,400	--	--
Uniden (Japan)	39,000	266,829	38,000	259,987	10,000	68,418
United Internet AG (Germany)	22,500	371,297	--	--	--	--
United Microelectronics Corp. (Taiwan)	1,599,054	994,652	--	--	--	--
United Online, Inc.	209,600	2,783,488	196,500	2,609,520	44,500	590,960
Varian Semiconductor Equipment (NON)	12,600	573,552	11,600	528,032	--	--
Varian, Inc. (NON)	30,400	1,361,616	28,700	1,285,473	9,000	403,110
VASCO Data Security International, Inc. (NON)	73,900	875,715	68,500	811,725	--	--
Veeco Instruments, Inc. (NON)	62,600	1,172,498	59,200	1,108,816	18,600	348,378
WebEx Communications, Inc. (NON) (SG) (SB)	19,814	691,310	18,300	638,487	--	--
Websense, Inc. (NON)	25,320	578,056	23,800	543,354	7,500	171,225
Wincor Nixdorf AG (Germany)	2,111	326,036	--	--	--	--
Wistron Corp. (Taiwan)	1,805,446	2,683,505	--	--	--	--
Wistron NeWeb Corp. (Taiwan)	339,000	874,804	--	--	--	--
Xyratex, Ltd. (Bermuda) (NON)	22,700	489,866	21,100	455,338	--	--
Yageo Corp. (Taiwan) (NON)	3,312,000	1,541,728	--	--	--	--
Zoran Corp. (NON)	55,600	810,648	52,500	765,450	16,400	239,112
		221,100,783		170,474,580		41,085,393

Transportation		2.1%		1.7%		1.0%
Air China, Ltd. (China)	1,944,000	1,047,061	--	--	--	--
Alaska Air Group, Inc. (NON)	16,460	650,170	15,500	612,250	4,900	193,550
Arkansas Best Corp.	13,200	475,200	12,500	450,000	3,900	140,400
Arriva PLC (United Kingdom)	79,680	1,184,556	70,155	1,042,954	18,240	271,163
Bergesen Worldwide Gas ASA (Norway)	32,300	428,000	--	--	--	--
British Airways PLC (United Kingdom) (NON)	486,302	5,023,606	409,468	4,229,894	103,755	1,071,812
Burlington Northern Santa Fe Corp.	16,700	1,232,627	15,700	1,158,817	5,000	369,050
Central Japan Railway Co. (Japan)	479	4,946,756	407	4,203,194	103	1,063,707
Deutsche Lufthansa AG (Germany)	222,008	6,099,635	186,931	5,135,900	47,366	1,301,373
East Japan Railway Co. (Japan)	42	280,051	--	--	--	--
EGL, Inc. (NON)	27,000	804,060	25,500	759,390	8,000	238,240
ExpressJet Holdings, Inc. (NON)	73,250	593,325	69,141	560,042	21,677	175,584
FedEx Corp.	15,680	1,703,162	14,800	1,607,576	4,700	510,514
HUB Group, Inc. Class A (NON)	41,500	1,143,325	38,400	1,057,920	--	--

Korean Air Lines Co., Ltd. (South Korea)		34,441	1,307,536	--	--	--	--
Kuehne & Nagel International AG (Switzerland)		2,700	196,406	--	--	--	--
National Express Group PLC (United Kingdom)		54,064	1,187,495	47,602	1,045,559	12,529	275,195
Neptune Orient Lines, Ltd. (Singapore)		484,000	659,769	485,000	661,132	133,000	181,300
Norfolk Southern Corp.		67,860	3,412,679	64,200	3,228,618	20,100	1,010,829
Oesterreichische Post AG (Austria) (NON)		10,380	494,512	--	--	--	--
Orient Overseas International, Ltd. (Hong Kong)		295,000	1,872,454	154,000	977,484	40,000	253,892
Overseas Shipholding Group		25,600	1,441,280	23,900	1,345,570	3,900	219,570
Saia, Inc. (NON)		31,900	740,399	30,100	698,621	9,400	218,174
Singapore Airlines, Ltd. (Singapore)		97,000	1,107,108	88,000	1,004,386	24,000	273,924
SkyWest, Inc.		17,800	454,078	16,700	426,017	5,200	132,652
Southwest Airlines Co.		423,200	6,483,424	399,600	6,121,872	125,200	1,918,064
Thai Airways International (Thailand)		464,900	567,266	--	--	--	--
Vueling Airlines SA 144A (Spain) (NON)		8,180	352,975	--	--	--	--
			45,888,915		36,327,196		9,818,993

Utilities & Power			2.8%		2.5%		1.5%
AES Corp. (The) (NON) (SEG)		140,500	3,096,620	132,800	2,926,912	41,600	916,864
Allete, Inc.		21,300	991,302	20,100	935,454	6,300	293,202
American Electric Power Co., Inc.		67,100	2,857,118	63,400	2,699,572	19,800	843,084
Avista Corp.		18,300	463,173	16,800	425,208	--	--
Cleco Corp.		24,000	605,520	22,100	557,583	--	--
Dynegy, Inc. Class A (NON)		4,606	33,347	9,294	67,289	1,142	8,268
E.On AG (Germany)		26,441	3,602,146	22,265	3,033,235	5,642	768,628
EDF Energies Nouvelles SA 144A (France) (NON)		702	37,156	--	--	--	--
Edison International		67,470	3,068,536	63,815	2,902,306	20,000	909,600
Electric Power Development Co. (Japan)		79,200	3,490,317	66,800	2,943,854	16,900	744,777
Energen Corp. (SEG)		103,380	4,852,657	97,100	4,557,874	24,806	1,164,394
Energias de Portugal (EDP) SA (Portugal)		235,737	1,194,358	207,556	1,051,579	55,454	280,957
First Philippine Holdings Corp. (Philippines)		818,110	1,051,426	--	--	--	--
FirstEnergy Corp.		24,800	1,495,440	23,400	1,411,020	7,400	446,220
MDU Resources Group, Inc. (SG)		50,800	1,302,512	47,850	1,226,874	15,050	385,882
National Fuel Gas Co.		47,800	1,842,212	45,200	1,742,008	14,200	547,268
National Grid PLC (United Kingdom)		65,991	956,302	62,491	905,582	16,447	238,340
NICOR, Inc. (SG) (SB) (SC)		16,100	753,480	15,100	706,680	4,800	224,640
NSTAR		14,700	505,092	13,500	463,860	--	--
Ormat Technologies, Inc. (SG)		15,789	581,351	14,585	537,020	--	--
Osaka Gas Co., Ltd. (Japan)		715,000	2,668,128	602,000	2,246,451	152,000	567,210
PG&E Corp. (SG)		141,000	6,673,530	133,200	6,304,356	41,800	1,978,394
Pike Electric Corp. (NON)		27,800	453,974	26,100	426,213	8,200	133,906
Portland General Electric Co.		20,300	553,175	19,100	520,475	6,000	163,500
RWE AG (Germany)		15,250	1,678,630	10,676	1,175,151	2,952	324,939
Scottish and Southern Energy PLC (United Kingdom)		22,582	686,830	--	--	--	--
Scottish Power PLC (United Kingdom)		21,789	318,781	--	--	--	--
SembCorp Industries, Ltd. (Singapore)		198,000	494,420	--	--	--	--
TXU Corp. (SG)		179,500	9,730,695	168,900	9,156,069	52,800	2,862,288
Vector, Ltd. (New Zealand)		251,632	447,415	246,139	437,649	60,761	108,036
Veolia Environnement (France)		52,864	4,073,277	34,342	2,646,120	8,661	667,347
Westar Energy, Inc.		27,800	721,688	25,500	661,980	--	--
			61,280,608		52,668,374		14,577,744

Total common stocks (cost $1,472,107,390, $1,135,771,759 and			$1,794,924,814		$1,413,591,938		$355,518,618
$270,048,476)

CORPORATE BONDS AND NOTES(a)		Growth 3.3%		Balanced 6.3%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value
Basic Materials			0.4%		0.5%		0.6%
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		$130,000	$123,500	$175,000	$166,250	$--	$--
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		45,000	36,900	55,000	45,100	30,000	24,600
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		115,000	103,213	135,000	121,163	70,000	62,825
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		90,000	72,000	115,000	92,000	60,000	48,000
AK Steel Corp. company guaranty 7 3/4s, 2012		300,000	302,250	365,000	367,738	190,000	191,425
ARCO Chemical Co. debs. 10 1/4s, 2010		185,000	204,425	130,000	143,650	85,000	93,925
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		305,000	337,025	365,000	403,325	180,000	198,900
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		245,000	241,019	270,000	265,613	130,000	127,888
Chaparral Steel Co. company guaranty 10s, 2013		315,000	351,619	365,000	407,431	180,000	200,925
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	60,000	83,016	65,000	89,934	35,000	48,426
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	244,806	338,391	275,561	380,903	137,927	190,654
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$160,000	158,000	$165,000	162,938	$50,000	49,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		305,000	309,194	325,000	329,469	160,000	162,200
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		375,000	343,125	425,000	388,875	215,000	196,725
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		220,000	188,100	205,000	175,275	110,000	94,050
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	270,000	259,339	320,000	307,365
Equistar Chemicals, LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		170,000	180,625	257,000	273,063	115,000	122,188
Georgia-Pacific Corp. debs. 9 1/2s, 2011		225,000	246,375	495,000	542,025	385,000	421,575
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	147,000	140,000	147,000
Georgia-Pacific Corp. sr. notes 8s, 2024		175,000	177,625	195,000	197,925	90,000	91,350
Huntsman, LLC company guaranty 11 5/8s, 2010		156,000	170,430	211,000	230,518	--	--
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		--	--	255,000	251,784	245,000	241,910
IMC Global, Inc. notes 7.3s, 2028		120,000	110,400	135,000	124,200	65,000	59,800
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		125,000	121,875	60,000	58,500	65,000	63,375
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	135,000	186,385	145,000	200,192	70,000	96,644
Lafarge SA notes 6 1/2s, 2016 (France)		$--	--	$75,000	76,688	$85,000	86,913
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	97,487	95,000	92,612
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		95,000	99,750	105,000	110,250	50,000	52,500
Lyondell Chemical Co. company guaranty 8s, 2014		150,000	155,625	165,000	171,188	80,000	83,000
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		150,000	159,000	170,000	180,200	85,000	90,100
Metals USA, Inc. sec. notes 11 1/8s, 2015		145,000	159,319	175,000	192,281	90,000	98,888
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		240,000	240,000	250,000	250,000	125,000	125,000
Momentive Performance Materials, Inc. 144A sr. sub.
notes 11 1/2s, 2016		80,000	78,400	85,000	83,300	40,000	39,200
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		50,000	51,813	50,000	51,813	30,000	31,088
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		30,000	30,788	35,000	35,919	15,000	15,394
Nalco Co. sr. sub. notes 8 7/8s, 2013		255,000	269,981	265,000	280,569	130,000	137,638
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	125,000	176,332	170,000	239,811	115,000	162,225
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		$105,000	107,888	$80,000	82,200	$--	--
Newmont Mining Corp. notes 5 7/8s, 2035		--	--	145,000	134,782	135,000	125,487
NewPage Corp. sec. notes 10s, 2012		185,000	195,175	215,000	226,825	110,000	116,050
Newpage Holding Corp. sr. notes 12.389s, 2013 (PIK)		90,000	88,200	95,000	93,100	45,000	44,100
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		220,000	222,750	246,000	249,075	125,000	126,563
Novelis, Inc. 144A sr. notes 8 1/4s, 2015		110,000	106,425	140,000	135,450	70,000	67,725
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)		--	--	215,000	207,724	220,000	212,555
PQ Corp. company guaranty 7 1/2s, 2013		120,000	118,200	150,000	147,750	75,000	73,875
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	210,000	295,267	220,000	309,327	135,000	189,815
Stone Container Corp. sr. notes 9 3/4s, 2011		$427,000	440,878	$551,000	568,908	$244,000	251,930
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		40,000	42,150	40,000	42,150	20,000	21,075
United States Steel Corp. sr. notes 9 3/4s, 2010		80,000	85,100	105,000	111,694	76,000	80,845
Weyerhaeuser Co. debs. 7.95s, 2025		--	--	205,000	221,032	185,000	199,468
Weyerhaeuser Co. notes 6 3/4s, 2012		--	--	55,000	57,682	45,000	47,194
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,

2011 (PIK)		--	--	--	--	676	527
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		--	--	--	--	424	331
			7,508,533		10,181,415		5,813,223

Capital Goods			0.2%		0.3%		0.4%
Aleris International, Inc. 144A sr. notes 9s, 2014		85,000	85,425	90,000	90,450	45,000	45,225
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		85,000	85,213	90,000	90,225	45,000	45,113
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		155,000	155,000	180,000	180,000	90,000	90,000
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		400,000	420,500	330,000	346,913	20,000	21,025
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	9,675	120,000	116,100	55,000	53,213
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		60,000	64,200	75,000	80,250	40,000	42,800
Blount, Inc. sr. sub. notes 8 7/8s, 2012		145,000	147,900	190,000	193,800	105,000	107,100
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		75,000	76,875	75,000	76,875	--	--
Case New Holland, Inc. company guaranty 9 1/4s, 2011		175,000	185,281	225,000	238,219	110,000	116,463
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		270,000	278,100	345,000	355,350	165,000	169,950
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	220,000	301,779	245,000	336,072	125,000	171,466
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (RES)		$--	--	$--	--	$227,000	162,305
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		235,000	237,350	265,000	267,650	130,000	131,300
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		190,000	193,325	220,000	223,850	115,000	117,013
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		240,000	247,200	265,000	272,950	135,000	139,050
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	300,150	388,000	401,580	181,000	187,335
L-3 Communications Corp. company guaranty 6 1/8s, 2013		85,000	83,300	--	--	20,000	19,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	91,675	110,000	106,150
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		170,000	168,300	355,000	351,450	230,000	227,700
Legrand SA debs. 8 1/2s, 2025 (France)		120,000	138,000	355,000	408,250	280,000	322,000
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		185,000	199,569	227,000	244,876	116,000	125,135
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		255,000	242,250	280,000	266,000	140,000	133,000
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	220,000	290,457	235,000	310,261	100,000	132,026
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$315,000	333,900	$415,000	439,900	$210,000	222,600
Pliant Corp. sr. sub. notes 13s, 2010 (F)		--	--	--	--	3,000	1,560
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	55,000	82,848	65,000	97,911	--	--
Raytheon Co. debs. 6 3/4s, 2018		$--	--	$165,000	180,489	$125,000	136,734
RBS Global, Inc. / Rexnord Corp. 144A company guaranty
9 1/2s, 2014		280,000	291,200	320,000	332,800	160,000	166,400
RBS Global, Inc. / Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		35,000	36,575	40,000	41,800	20,000	20,900
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		190,000	164,350	215,000	185,975	105,000	90,825
TD Funding Corp. company guaranty 7 3/4s, 2014		45,000	46,350	50,000	51,500	25,000	25,750
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		90,000	101,250	115,000	129,375	60,000	67,500
Terex Corp. company guaranty 7 3/8s, 2014		100,000	101,500	110,000	111,650	55,000	55,825
Titan International, Inc. 144A sr. notes 8s, 2012		150,000	150,938	155,000	155,969	75,000	75,469
			5,218,760		6,670,165		3,528,532

Communication Services			0.3%		0.5%		0.8%
American Cellular Corp. sr. notes Ser. B, 10s, 2011		260,000	274,950	335,000	354,263	160,000	169,200
American Towers, Inc. company guaranty 7 1/4s, 2011		75,000	77,625	85,000	87,975	40,000	41,400
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	457,650	295,000	300,015
AT&T Corp. sr. notes 8s, 2031		--	--	145,000	179,898	140,000	173,695
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	495,000	643,285	515,000	669,276
BCM Ireland Finance, Ltd. 144A FRN 8.587s, 2016
(Cayman Islands)	EUR	90,000	123,277	105,000	143,823	50,000	68,487
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$100,000	107,750	$155,000	167,013	$--	--
Centennial Communications Corp. sr. notes 10s, 2013		85,000	90,419	95,000	101,056	45,000	47,869
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	310,500	425,000	439,875	180,000	186,300
Citizens Communications Co. notes 9 1/4s, 2011		340,000	376,125	480,000	531,000	225,000	248,906
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		135,000	142,425	150,000	158,250	75,000	79,125
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		--	--	35,000	37,363	--	--
Dobson Communications Corp. sr. notes 8 7/8s, 2013		270,000	276,075	345,000	352,763	170,000	173,825
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	26,255	--	--
Idearc Inc. 144A sr. notes 8s, 2016		525,000	532,875	565,000	573,475	275,000	279,125
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		109,000	112,543	152,000	156,940	71,000	73,308
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		54,000	49,748	76,000	70,015	36,000	33,165
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		340,000	373,150	395,000	433,513	200,000	219,500
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 5/8s, 2015 (Bermuda)		10,000	10,400	15,000	15,600	5,000	5,200
iPCS, Inc. sr. notes 11 1/2s, 2012		140,000	155,400	200,000	222,000	95,000	105,450
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010		160,000	169,600	180,000	190,800	90,000	95,400
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		210,000	214,200	215,000	219,300	110,000	112,200
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014		185,000	193,325	200,000	209,000	100,000	104,500
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		--	--	135,000	136,395	140,000	141,446
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		75,000	80,250	75,000	80,250	75,000	80,250
PanAmSat Corp. company guaranty 9s, 2014		180,000	190,125	225,000	237,656	110,000	116,188
Qwest Corp. debs. 7 1/4s, 2025		85,000	87,338	115,000	118,163	55,000	56,513
Qwest Corp. notes 8 7/8s, 2012		530,000	590,288	720,000	801,900	330,000	367,538
Qwest Corp. sr. notes 7 5/8s, 2015		115,000	123,050	155,000	165,850	75,000	80,250
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)		220,000	249,700	315,000	357,525	145,000	164,575
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	160,000	162,000	175,000	177,188
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		235,000	241,463	315,000	323,663	155,000	159,263
Southwestern Bell Telephone debs. 7s, 2027		--	--	--	--	110,000	112,375
Sprint Capital Corp. company guaranty 6.9s, 2019		--	--	175,000	180,431	115,000	118,569
Sprint Capital Corp. company guaranty 6 7/8s, 2028		--	--	435,000	435,438	475,000	475,479
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		65,000	64,838	85,000	84,788	40,000	39,900
Telecom Italia Capital company guaranty 7.2s, 2036
(Luxembourg)		--	--	110,000	115,775	105,000	110,513
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	140,000	133,488	110,000	104,884
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	5,000	4,787	50,000	47,869
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)		--	--	215,000	200,833	240,000	224,186
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		--	--	275,000	294,065	300,000	320,798
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)		--	--	75,000	77,469	75,000	77,469
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		--	--	125,000	148,926	120,000	142,969
Telus Corp. notes 8s, 2011 (Canada)		--	--	260,000	284,320	280,000	306,190
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		160,000	171,000	175,000	187,031	85,000	90,844
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	245,000	251,893	365,000	375,269
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	179,533	165,000	185,144
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	210,000	242,281	225,000	259,587
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	89,485
Windstream Corp. 144A sr. notes 8 5/8s, 2016		270,000	295,650	305,000	333,975	155,000	169,725
Windstream Corp. 144A sr. notes 8 1/8s, 2013		140,000	151,550	160,000	173,200	80,000	86,600
			5,835,639		11,482,747		7,867,012

Conglomerates			--%		--%		--%
Siemens Financieringsmaatschappij 144A notes 5 3/4s,

2016 (Netherlands)	--	--	155,000	157,091	160,000	162,158

Consumer Cyclicals		0.6%		0.8%		1.0%
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	200,000	194,000	250,000	242,500	130,000	126,100
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015	110,000	108,488	120,000	118,350	60,000	59,175
Associated Materials, Inc. company guaranty 9 3/4s,
2012	275,000	283,250	330,000	339,900	170,000	175,100
Autonation, Inc. company guaranty 7s, 2014	30,000	30,225	35,000	35,263	20,000	20,150
Autonation, Inc. company guaranty FRB 7.374s, 2013	50,000	50,250	55,000	55,275	30,000	30,150
Beazer Homes USA, Inc. company guaranty 6 7/8s, 2015	175,000	171,500	195,000	191,100	90,000	88,200
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	160,000	163,600	200,000	204,500	100,000	102,250
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	230,000	237,763	350,000	361,813	160,000	165,400
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	145,000	144,275	180,000	179,100	95,000	94,525
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	156,391	163,233	176,071	183,774	89,145	93,045
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	70,000	67,200	82,000	78,720	43,000	41,280
Corrections Corporation of America sr. notes 7 1/2s,
2011	125,000	128,750	160,000	164,800	85,000	87,550
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	--	--	115,000	123,403	130,000	139,499
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	--	--	140,000	137,632	365,000	358,825
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	--	--	590,000	632,105	440,000	471,401
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	--	--	--	--	35,000	36,308
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	--	--	35,000	35,918	50,000	51,311
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	--	--	245,000	244,382	445,000	443,878
Dana Corp. notes 5.85s, 2015	225,000	161,438	245,000	175,788	120,000	86,100
Dex Media, Inc. notes 8s, 2013	60,000	61,800	65,000	66,950	30,000	30,900
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	--	--	175,000	175,244	125,000	125,174
Ford Motor Co. notes 7.45s, 2031	315,000	247,275	365,000	286,525	180,000	141,300
Ford Motor Credit Corp. bonds 7 3/8s, 2011	70,000	69,296	90,000	89,095	45,000	44,547
Ford Motor Credit Corp. notes 7 7/8s, 2010	640,000	645,316	650,000	655,399	280,000	282,326
Ford Motor Credit Corp. notes 7 3/8s, 2009	85,000	85,181	105,000	105,224	50,000	50,107
Ford Motor Credit Corp. notes 6 1/2s, 2007	--	--	--	--	135,000	135,023
Ford Motor Credit Corp. notes 6 3/8s, 2008	--	--	215,000	209,734	235,000	229,244
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	470,000	503,584	540,000	578,585	275,000	294,650
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	145,000	154,252	179,000	190,422	--	--
General Motors Corp. notes 7.2s, 2011	595,000	577,150	660,000	640,200	320,000	310,400
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012	212,000	215,180	246,000	249,690	119,000	120,785
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	--	--	4,000	4,020	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	330,000	345,675	384,000	402,240	195,000	204,263
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	50,000	50,875	50,000	50,875	25,000	25,438
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)	320,000	324,800	450,000	456,750	210,000	213,150
iPayment, Inc. company guaranty 9 3/4s, 2014	65,000	66,788	75,000	77,063	35,000	35,963
JC Penney Co., Inc. debs. 7.65s, 2016	--	--	25,000	27,479	25,000	27,479
JC Penney Co., Inc. notes 6 7/8s, 2015	--	--	195,000	203,651	210,000	219,316
Jostens IH Corp. company guaranty 7 5/8s, 2012	190,000	192,375	265,000	268,313	125,000	126,563
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	70,000	71,050	80,000	81,200	40,000	40,600
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	135,000	134,663	150,000	149,625	75,000	74,813
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	188,469	260,000	264,875	120,000	122,250
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	70,000	69,388	80,000	79,300	40,000	39,650
Lear Corp. 144A sr. notes 8 1/2s, 2013	210,000	203,700	220,000	213,400	110,000	106,700
Levi Strauss & Co. sr. notes 9 3/4s, 2015	50,000	53,875	75,000	80,813	40,000	43,100
Levi Strauss & Co. sr. notes 8 7/8s, 2016	115,000	120,175	145,000	151,525	75,000	78,375
Meritage Homes Corp. company guaranty 6 1/4s, 2015	165,000	157,988	235,000	225,013	110,000	105,325
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	85,000	90,950	95,000	101,650	50,000	53,500
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	310,275	436,000	429,460	216,000	212,760
Michaels Stores, Inc. 144A sr. notes 10s, 2014	100,000	104,000	105,000	109,200	55,000	57,200
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	160,000	166,800	170,000	177,225	80,000	83,400
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	90,000	90,000	130,000	130,000	59,000	59,000
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	50,000	38,500	75,000	57,750	35,000	26,950
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	465,000	507,431	505,000	551,081	250,000	272,813
NTK Holdings, Inc. sr. disc. notes zero %, 2014	240,000	168,000	295,000	206,500	145,000	101,500
Office Depot, Inc. notes 6 1/4s, 2013	--	--	119,000	121,358	128,000	130,536
Omnicom Group, Inc. sr. notes 5.9s, 2016	--	--	140,000	141,480	150,000	151,585
Park Place Entertainment Corp. sr. sub. notes 9 3/8s,
2007	--	--	420,000	421,050	215,000	215,538
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	285,000	297,113	--	--	--	--
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	170,000	171,700	240,000	242,400	115,000	116,150
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	55,000	56,100	290,000	295,800	35,000	35,700
PRIMEDIA, Inc. sr. notes 8s, 2013	210,000	203,175	55,000	53,213	130,000	125,775
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	55,000	52,731	65,000	62,319	35,000	33,556
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	95,000	91,081	115,000	110,256	60,000	57,525
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	145,000	152,250	180,000	189,000	90,000	94,500
Scientific Games Corp. company guaranty 6 1/4s, 2012	165,000	161,288	235,000	229,713	110,000	107,525
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	190,000	198,550	270,000	282,150	125,000	130,625
Standard Pacific Corp. sr. notes 7s, 2015	90,000	86,625	115,000	110,688	55,000	52,938
Standard Pacific Corp. sr. notes 6 1/2s, 2008	170,000	170,000	185,000	185,000	95,000	95,000
Station Casinos, Inc. sr. notes 6s, 2012	305,000	289,369	405,000	384,244	190,000	180,263
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	15,000	15,300	--	--	5,000	5,100
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	180,000	197,100	255,000	279,225	120,000	131,400
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	105,000	106,575	140,000	142,100	65,000	65,975
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	230,000	225,400	280,000	274,400	135,000	132,300
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	320,000	318,400	430,000	427,850	200,000	199,000
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	322,000	345,345	394,000	422,565	138,000	148,005
TRW Automotive, Inc. sr. sub. notes 11s, 2013	35,000	38,369	40,000	43,850	85,000	93,181
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	195,000	195,975	200,000	201,000	100,000	100,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	240,000	240,900	340,000	341,275	160,000	160,600
Wimar Opco, LLC 144A sr. sub. notes 9 5/8s, 2014	570,000	564,300	585,000	579,150	290,000	287,100
Wyndham Worldwide Corp. 144A sr. unsecd. 6s, 2016	--	--	210,000	206,306	215,000	211,218
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	270,000	268,313	380,000	377,625	175,000	173,906
		12,364,742		17,374,416		10,000,312

Consumer Staples		0.5%		0.9%		1.2%
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	200,000	183,500	270,000	247,725	125,000	114,688
Affinion Group, Inc. company guaranty 11 1/2s, 2015	110,000	116,325	135,000	142,763	70,000	74,025
Affinion Group, Inc. company guaranty 10 1/8s, 2013	160,000	169,600	205,000	217,300	105,000	111,300
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	173,250	250,000	247,500	115,000	113,850
AMC Entertainment, Inc. company guaranty 11s, 2016	65,000	72,963	80,000	89,800	40,000	44,900
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	255,000	253,088	360,000	357,300	143,000	141,928
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	120,000	115,800	145,000	139,925	75,000	72,375
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	95,000	92,625	105,000	102,375	55,000	53,625
Brand Services, Inc. company guaranty 12s, 2012	190,000	209,950	235,000	259,675	125,000	138,125
Buffets, Inc. 144A sr. unsecd. 12 1/2s, 2014	240,000	241,800	255,000	256,913	125,000	125,938
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	160,000	156,000	190,000	185,250	100,000	97,500
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	275,000	287,719	265,000	277,256	210,000	219,713
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	440,000	451,550	615,000	631,144	174,000	178,568
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,

2010	285,000	297,469	320,000	334,000	205,000	213,969
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	25,000	23,938	30,000	28,725	15,000	14,363
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	137,250	170,000	155,550	85,000	77,775
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	127,075	180,000	175,950	85,000	83,088
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	405,000	347,794	545,000	468,019	255,000	218,981
Comcast Corp. company guaranty 6.45s, 2037	--	--	215,000	215,116	215,000	215,116
Comcast Corp. company guaranty 5 7/8s, 2018	--	--	305,000	301,723	310,000	306,669
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	225,000	230,063	--	--	135,000	138,038
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	--	--	270,000	281,138	--	--
Cox Communications, Inc. notes 7 1/8s, 2012	--	--	310,000	330,481	390,000	415,766
Cox Communications, Inc. 144A bonds 6.45s, 2036	--	--	185,000	182,096	195,000	191,939
Cox Communications, Inc. 144A notes 5 7/8s, 2016	--	--	180,000	177,137	185,000	182,058
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	239,923	110,000	117,296
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	419,681	570,000	590,663	265,000	274,606
CVS Corp. 144A pass-through certificates 6.117s, 2013	--	--	352,897	355,505	315,086	317,415
Dean Foods Co. company guaranty 7s, 2016	205,000	207,050	390,000	393,900	275,000	277,750
Dean Foods Co. sr. notes 8.15s, 2007	175,000	177,188	270,000	273,375	141,000	142,763
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	227,700	320,000	316,800	150,000	148,500
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	36,925	45,000	47,475	20,000	21,100
Delhaize America, Inc. company guaranty 8 1/8s, 2011	220,000	237,326	470,000	507,015	315,000	339,808
Diageo PLC company guaranty 8s, 2022	--	--	165,000	199,390	135,000	163,137
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	290,000	278,038	395,000	378,706	90,000	86,288
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	--	--	--	--	85,000	88,400
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	97,388	197,000	195,769	88,000	87,450
Echostar DBS Corp. company guaranty 7s, 2013	150,000	149,813	165,000	164,794	85,000	84,894
Echostar DBS Corp. sr. notes 6 3/8s, 2011	440,000	437,250	620,000	616,125	290,000	288,188
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	211,575	275,000	277,063	130,000	130,975
Fortune Brands, Inc. notes 5 3/8s, 2016	--	--	240,000	227,570	265,000	251,275
Hertz Corp. 144A sr. notes 8 7/8s, 2014	335,000	350,913	360,000	377,100	180,000	188,550
Insight Midwest, LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009	--	--	--	--	52,000	52,845
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	155,000	144,150	190,000	176,700	100,000	93,000
Ion Media Networks, Inc. 144A sec. FRN 11.624s, 2013	70,000	70,875	90,000	91,125	45,000	45,563
Ion Media Networks, Inc. 144A sec. FRN 8.624s, 2012	90,000	91,125	110,000	111,375	60,000	60,750
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	157,398
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	191,144	245,000	240,156	120,000	117,627
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	150,000	142,875	165,000	157,163	80,000	76,200
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	20,000	19,050	25,000	23,813	15,000	14,288
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	75,000	85,689	80,000	91,402
News America, Inc. company guaranty 6.4s, 2035	--	--	325,000	322,866	350,000	347,702
News America, Inc. debs. 7 1/4s, 2018	--	--	225,000	246,783	205,000	224,847
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	--	--	100,000	105,625	--	--
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013	60,000	62,100	80,000	82,800	40,000	41,400
Pathmark Stores, Inc. company guaranty 8 3/4s, 2012	95,000	95,119	100,000	100,125	50,000	50,063
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	210,000	214,988	300,000	307,125	140,000	143,325
Playtex Products, Inc. company guaranty 9 3/8s, 2011	150,000	156,375	215,000	224,138	100,000	104,250
Playtex Products, Inc. sec. notes 8s, 2011	70,000	73,150	80,000	83,600	40,000	41,800
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	153,000	210,000	214,200	100,000	102,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	225,000	236,531	280,000	294,350	135,000	141,919
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	110,000	104,225	160,000	151,600	70,000	66,325
Rental Services Corp. 144A bonds 9 1/2s, 2014	85,000	87,763	90,000	92,925	45,000	46,463
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	270,269	285,000	296,256	140,000	145,529
Rite Aid Corp. sec. notes 8 1/8s, 2010	175,000	178,719	190,000	194,038	95,000	97,019
Sbarro, Inc. company guaranty 11s, 2009	170,000	172,550	235,000	238,525	110,000	111,650
Sinclair Broadcast Group, Inc. company guaranty
8 3/4s, 2011	260,000	271,700	390,000	407,550	140,000	146,300
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	140,000	137,725	180,000	177,075	90,000	88,538
Six Flags, Inc. sr. notes 8 7/8s, 2010	100,000	96,750	140,000	135,450	70,000	67,725
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	335,000	289,775	415,000	358,975	215,000	185,975
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	60,000	56,100	70,000	65,450	30,000	28,050
Swift & Co. company guaranty 10 1/8s, 2009	50,000	50,875	60,000	61,050	30,000	30,525
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	76,648	50,000	58,960
TCI Communications, Inc. debs. 8 3/4s, 2015	--	--	175,000	206,987	100,000	118,279
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	530,000	589,336	660,000	733,890
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	29,329
Time Warner, Inc. company guaranty 6 1/2s, 2036	--	--	105,000	104,509	115,000	114,462
Time Warner, Inc. company guaranty 5 7/8s, 2016	--	--	80,000	79,798	100,000	99,748
Time Warner, Inc. company guaranty 5 1/2s, 2011	--	--	90,000	89,770	130,000	129,667
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	30,927	105,000	129,894
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	705,000	821,318	555,000	646,569
United Rentals NA, Inc. sr. sub. notes 7s, 2014	165,000	161,906	205,000	201,156	105,000	103,031
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	185,000	189,625	260,000	266,500	120,000	123,000
Viacom, Inc. sr. notes 5 3/4s, 2011	--	--	130,000	130,066	140,000	140,072
Young Broadcasting, Inc. company guaranty 10s, 2011	185,000	175,750	260,000	247,000	124,000	117,800
		10,412,820		18,856,576		12,017,871

Energy		0.2%		0.5%		0.6%
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	--	--	245,000	247,812	210,000	212,410
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	--	--	170,000	170,104	185,000	185,114
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	455,000	451,588	515,000	511,138	255,000	253,088
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	95,000	99,513	135,000	141,413	65,000	68,088
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	398,799	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	536,244	250,000	260,313
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	203,250	--	--
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	--	--	225,000	237,094	230,000	242,363
Complete Production Services, Inc. 144A sr. notes 8s,
2016	290,000	297,250	300,000	307,500	150,000	153,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	160,000	154,400	200,000	193,000	95,000	91,675
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	121,250	175,000	169,750	80,000	77,600
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	264,625	402,000	366,825	184,000	167,900
Enterprise Products Operating, LP company guaranty
Ser. B, 6 3/8s, 2013	--	--	130,000	133,561	135,000	138,698
Enterprise Products Operating, LP company guaranty FRN
8 3/8s, 2066	--	--	260,000	281,634	290,000	314,130
Forest Oil Corp. sr. notes 8s, 2011	110,000	114,400	270,000	280,800	120,000	124,800
Hanover Compressor Co. sr. notes 9s, 2014	205,000	221,400	290,000	313,200	135,000	145,800
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	156,338	205,000	194,238	110,000	104,225
Hess Corp. bonds 7 7/8s, 2029	--	--	240,000	280,150	270,000	315,169
Hilcorp Energy I, LP/Hilcorp Finance Co. 144A sr.
notes 9s, 2016	70,000	74,025	80,000	84,600	40,000	42,300
Inergy, LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	285,000	280,013	380,000	373,350	190,000	186,675
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	191,701	230,000	244,952	110,000	117,151
Massey Energy Co. sr. notes 6 5/8s, 2010	190,000	190,000	265,000	265,000	125,000	125,000
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	115,000	113,874	120,000	118,825
Newfield Exploration Co. sr. notes 7 5/8s, 2011	200,000	209,000	280,000	292,600	130,000	135,850
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	--	--	145,000	145,000	155,000	155,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	170,100	245,000	231,525	115,000	108,675
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	50,459	51,482	73,395	74,883	52,753	53,822
Peabody Energy Corp. company guaranty 7 3/8s, 2016	95,000	101,175	105,000	111,825	50,000	53,250
Peabody Energy Corp. sr. notes 5 7/8s, 2016	290,000	282,750	410,000	399,750	195,000	190,125
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	395,000	414,750	450,000	472,500	230,000	241,500
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	85,000	86,275	95,000	96,425	50,000	50,750
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	145,000	138,475	190,000	181,450	90,000	85,950
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	290,000	303,275	260,000	271,902
Pride International, Inc. sr. notes 7 3/8s, 2014	195,000	201,338	275,000	283,938	130,000	134,225
Quicksilver Resources, Inc. company guaranty 7 1/8s,

2016	105,000	102,638	130,000	127,075	70,000	68,425
Sabine Pass LNG, LP 144A sec. notes 7 1/2s, 2016	210,000	209,213	220,000	219,175	110,000	109,588
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	121,709	110,000	102,984
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	155,000	156,163	165,000	166,238	85,000	85,638
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	--	--	160,000	182,544	160,000	182,544
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	--	--	205,000	205,793	205,000	205,793
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	92,279	105,000	101,992
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	119,700	150,000	149,625	75,000	74,813
		5,258,361		9,507,098		5,857,900

Financial		0.1%		1.0%		2.0%
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	--	--	405,000	444,759	450,000	494,177
Axa SA 144A sub. notes FRN 6.463s, 2018 (France)	--	--	245,000	242,389	255,000	252,282
Axa SA 144A sub. notes FRN 6.379s, 2036 (France)	--	--	245,000	242,246	255,000	252,134
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	--	--	250,000	242,653	240,000	232,946
Block Financial Corp. notes 5 1/8s, 2014	--	--	155,000	147,296	155,000	147,296
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.174s, 2012 (Cayman Islands)	200,000	202,755	529,000	536,286	602,000	610,291
Brandywine Operating Partnership, LP notes 5 3/4s,
2012 (R)	--	--	110,000	110,755	120,000	120,824
Capital One Capital III company guaranty 7.686s, 2036	--	--	375,000	424,710	375,000	424,710
CIT Group, Inc. sr. notes 5s, 2015	--	--	105,000	100,957	125,000	120,187
CIT Group, Inc. sr. notes 5s, 2014	--	--	805,000	777,972	820,000	792,469
Citigroup, Inc. sub. notes 5s, 2014	--	--	271,000	264,604	463,000	452,072
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	--	--	165,000	172,121	175,000	182,552
CNA Financial Corp. unsecd. notes 6s, 2011	--	--	165,000	167,694	170,000	172,775
Colonial Properties Trust notes 6 1/4s, 2014 (R)	--	--	170,000	173,583	185,000	188,899
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	--	--	230,000	261,696	180,000	204,805
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	235,000	230,940	260,000	255,509
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	--	--	85,000	84,184	85,000	84,184
E*Trade Finance Corp. sr. notes 8s, 2011	180,000	188,100	255,000	266,475	120,000	125,400
Equity One, Inc. notes 5 3/8s, 2015 (R)	--	--	190,000	183,430	195,000	188,257
ERP Operating, LP notes 6.584s, 2015	--	--	125,000	133,399	120,000	128,063
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	--	--	430,000	449,178	300,000	313,380
Finova Group, Inc. notes 7 1/2s, 2009	200,000	58,000	282,500	81,925	132,500	38,425
Fleet Capital Trust V bank guaranty FRN 6.361s, 2028	--	--	225,000	224,469	220,000	219,481
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	300,000	298,793	275,000	273,893
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	118,066	130,000	127,905
General Motors Acceptance Corp. bonds 8s, 2031	--	--	235,000	269,796	320,000	367,382
General Motors Acceptance Corp. FRN 6.324s, 2007	--	--	400,000	400,316	405,000	405,320
General Motors Acceptance Corp. FRN Ser. MTN, 6.225s,
2007	--	--	395,000	395,026	360,000	360,024
General Motors Acceptance Corp. notes 7 3/4s, 2010	140,000	146,533	180,000	188,400	95,000	99,433
General Motors Acceptance Corp. notes 7s, 2012	--	--	230,000	237,344	315,000	325,058
General Motors Acceptance Corp. notes 6 7/8s, 2012	370,000	379,925	470,000	482,607	240,000	246,438
General Motors Acceptance Corp. notes 6 7/8s, 2011	475,000	487,207	605,000	620,547	295,000	302,581
General Motors Acceptance Corp. notes 6 3/4s, 2014	590,000	606,008	665,000	683,043	345,000	354,361
General Motors Acceptance Corp. notes 5 1/8s, 2008	115,000	113,771	145,000	143,450	70,000	69,252
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	195,000	194,261	240,000	239,091	130,000	129,507
Greenpoint Capital Trust I company guaranty 9.1s, 2027	--	--	130,000	137,213	115,000	121,381
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	85,418	90,000	90,443
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	--	--	170,000	165,386	160,000	155,657
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	183,161	175,000	183,161
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	114,990	105,000	104,991
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	108,229	95,000	97,921
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	700,000	703,462	800,000	803,957
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	615,000	624,752	670,000	680,624
International Lease Finance Corp. notes 4 3/4s, 2012	--	--	75,000	72,923	45,000	43,754
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	--	--	345,000	341,950	380,000	376,640
JP Morgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	595,000	643,596	520,000	562,470
JP Morgan Chase Capital XX jr. sub. Ser. T, 6.55s, 2036	--	--	355,000	367,223	360,000	372,395
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	--	--	140,000	141,792	160,000	162,048
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	490,000	501,434	510,000	521,900
Lincoln National Corp. FRB 7s, 2066	--	--	285,000	302,068	315,000	333,864
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	92,560	100,000	97,432
MetLife, Inc. jr. sub. FRN 6.4s, 2036	--	--	415,000	416,912	430,000	431,981
MetLife, Inc. notes 5.7s, 2035	--	--	165,000	161,244	160,000	156,358
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	--	--	175,000	184,660	190,000	200,488
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	123,980	425,000	421,532
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	148,149	150,000	153,258
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	257,435	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	107,687	110,000	107,687
Nuveen Investments, Inc. sr. notes 5s, 2010	--	--	110,000	108,215	110,000	108,215
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	295,000	305,156	330,000	341,361
PNC Bank NA notes 4 7/8s, 2017	--	--	220,000	208,403	225,000	213,140
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	--	--	200,000	201,221	215,000	216,313
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	320,000	391,280	350,000	427,963
RBS Capital Trust IV company guaranty FRN 6.164s, 2049	--	--	485,000	489,619	505,000	509,809
Realogy Corp. 144A notes 6.15s, 2011 (R)	--	--	15,000	15,328	20,000	20,437
Realogy Corp. 144A sr. notes 6 1/2s, 2016 (R)	--	--	70,000	71,670	75,000	76,789
Rouse Co., LP/TRC Co-Issuer, Inc. sr. notes 6 3/4s,
2013	--	--	165,000	165,702	175,000	175,744
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	150,000	154,164	170,000	174,720
Safeco Capital Trust I company guaranty 8.072s, 2037	--	--	285,000	298,287	315,000	329,685
Simon Property Group, LP unsub. bonds 5 3/4s, 2015 (R)	--	--	165,000	167,401	165,000	167,401
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	--	--	155,000	151,670	155,000	151,670
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	--	--	20,000	19,923	20,000	19,923
Swiss Re Capital I, LP 144A company guaranty FRN
6.854s, 2049	--	--	185,000	194,738	195,000	205,265
UBS AG/Jersey Branch FRN 8.365s, 2008 (Jersey)	--	--	685,000	702,981	530,000	543,913
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	--	--	285,000	314,824	260,000	287,208
UCI Holdco, Inc. 144A sr. notes 12.37s, 2013 (PIK)	110,000	107,525	110,000	107,525	55,000	53,763
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	--	--	250,000	254,114	250,000	254,114
Westfield Group sr. notes 5.7s, 2016 (Australia)	--	--	205,000	205,770	230,000	230,864
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	292,525	230,000	228,070
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	--	--	180,000	179,478	195,000	194,434
		2,484,085		21,026,418		20,173,015

Health Care		0.2%		0.3%		0.4%
Bayer Corp. 144A FRB 6.2s, 2008	--	--	220,000	220,616	160,000	160,448
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	205,000	201,925	280,000	275,800	130,000	128,050
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	190,475	235,000	235,588	125,000	125,313
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	135,000	131,963	190,000	185,725	90,000	87,975
HCA, Inc. notes 6 1/4s, 2013	50,000	44,250	48,000	42,480	--	--
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	417,040	590,000	591,475	275,000	275,688
HCA, Inc. 144A sec. notes 9 1/4s, 2016	350,000	374,938	370,000	396,363	185,000	198,181
HCA, Inc. 144A sr. sec. notes 9 5/8s, 2016 (PIK)	300,000	322,500	325,000	349,375	155,000	166,625
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	150,000	124,500	165,000	136,950	80,000	66,400
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	34,563	45,000	44,438	25,000	24,688
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	230,000	220,225	325,000	311,188	150,000	143,625

Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	140,000	139,650	190,000	189,525	90,000	89,775
Select Medical Corp. company guaranty 7 5/8s, 2015	10,000	8,300	15,000	12,450	10,000	8,300
Service Corporation International sr. notes 6 3/4s,
2016	255,000	253,725	360,000	358,200	170,000	169,150
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	197,313	270,000	259,875	125,000	120,313
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	275,625	385,000	353,719	175,000	160,781
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	165,000	165,000	235,000	235,000	110,000	110,000
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	170,000	171,063	265,000	266,656	120,000	120,750
US Oncology, Inc. company guaranty 9s, 2012	125,000	131,875	170,000	179,350	80,000	84,400
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	253,125	280,000	283,500	140,000	141,750
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	186,450	235,000	265,550	110,000	124,300
Ventas Realty, LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	--	--	65,000	66,950	65,000	66,950
Ventas Realty, LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	149,713	165,000	170,363
WellPoint, Inc. notes 5s, 2014	--	--	110,000	106,497	105,000	101,656
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	--	--	120,000	117,634	145,000	142,141
Wyeth notes 5 1/2s, 2014	--	--	530,000	532,719	505,000	507,591
		3,844,505		6,167,336		3,495,213

Other		0.4%		0.3%		0.2%
Dow Jones CDX HY 4-T1 pass-through certificates Ser.
4-T1, 8 1/4s, 2010	--	--	--	--	570,000	592,458
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	3,360,000	3,540,600	2,400,000	2,529,000	960,000	1,011,600
TRAINS 144A sec. notes 7.548s, 2016	4,800,000	4,898,304	4,608,000	4,702,372	--	--
		8,438,904		7,231,372		1,604,058

Technology		0.2%		0.3%		0.3%
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	215,800	280,000	290,500	130,000	134,875
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	190,000	174,800	253,000	232,760	116,000	106,720
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	80,000	78,400	95,000	93,100	50,000	49,000
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	173,810	175,000	190,104
Avnet, Inc. notes 6s, 2015	--	--	160,000	157,760	160,000	157,760
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	59,400	85,000	84,150	40,000	39,600
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	140,000	136,500	--	--	--	--
Compucom Systems, Inc. 144A sr. notes 12s, 2014	165,000	169,950	180,000	185,400	90,000	92,700
Computer Associates International, Inc. 144A sr. notes
5 5/8s, 2014	140,000	130,803	365,000	341,023	275,000	256,935
Conexant Systems, Inc. 144A sec. FRN 9.126s, 2010	130,000	131,950	135,000	137,025	65,000	65,975
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	280,000	281,886	355,000	357,391	175,000	176,178
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	225,000	223,594	240,000	238,500	120,000	119,250
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	460,000	458,275	485,000	483,181	240,000	239,100
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	230,000	230,288	240,000	240,300	120,000	120,150
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	63,600	70,000	74,200	35,000	37,100
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	15,000	15,450	--	--	120,000	123,600
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	217,150	360,000	363,600	40,000	40,400
Lucent Technologies, Inc. debs. 6.45s, 2029	180,000	166,050	255,000	235,238	120,000	110,700
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	50,000	54,688	60,000	65,625	30,000	32,813
Nortel Networks, Ltd. 144A company guaranty FRN
9.624s, 2011 (Canada)	160,000	168,600	185,000	194,944	95,000	100,106
NXP BV/NXP Funding, LLC 144A sec. FRN 8.118s, 2013
(Netherlands)	170,000	172,550	185,000	187,775	95,000	96,425
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	275,000	284,281	300,000	310,125	150,000	155,063
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	95,000	94,648	105,000	104,611	50,000	49,815
Serena Software, Inc. company guaranty 10 3/8s, 2016	30,000	31,838	35,000	37,144	20,000	21,225
Solectron Global Finance Corp. company guaranty 8s,
2016	90,000	91,125	110,000	111,375	55,000	55,688
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	140,000	149,450	160,000	170,800	86,000	91,805
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	340,000	357,000	416,000	436,800	206,000	216,300
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)	70,000	71,750	84,036	86,137	40,000	41,000
UGS Corp. company guaranty 10s, 2012	140,000	152,600	160,000	174,400	80,000	87,200
Unisys Corp. sr. notes 8s, 2012	110,000	108,763	135,000	133,481	70,000	69,213
Xerox Corp. sr. notes 6 7/8s, 2011	205,000	215,506	240,000	252,300	120,000	126,150
Xerox Corp. sr. notes 6.4s, 2016	--	--	225,000	229,781	245,000	250,206
Xerox Corp. unsecd. sr. notes 6 3/4s, 2017	65,000	67,925	70,000	73,150	35,000	36,575
		4,774,620		6,256,386		3,489,731

Transportation		--%		0.1%		0.1%
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	--	--	115,000	125,638	120,000	131,100
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	64,316	67,210	53,597	56,008
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	369,361	384,136	260,497	270,917
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	--	--	5,000	5,063	75,000	75,938
Delta Air Lines, Inc. notes 8.3s, 2029	210,000	140,700	230,000	154,100	110,000	73,700
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	175,000	183,313	235,000	246,163	110,000	115,225
Northwest Airlines, Inc. company guaranty 10s, 2009	155,000	146,475	160,000	151,200	75,000	70,875
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	--	--	95,000	96,072	105,000	106,185
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	--	--	160,000	157,024	170,000	166,838
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	112,726	100,000	98,023
		470,488		1,499,332		1,164,809

Utilities & Power		0.2%		0.8%		1.3%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	163,394	190,000	188,151
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	380,000	407,550	530,000	568,425	245,000	262,763
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	136,969	120,000	113,354
Arizona Public Services Co. notes 6 1/2s, 2012	--	--	240,000	247,931	265,000	273,757
Atmos Energy Corp. notes 4.95s, 2014	--	--	250,000	235,959	260,000	245,397
Beaver Valley II Funding debs. 9s, 2017	--	--	320,000	359,357	355,000	398,661
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	--	--	370,000	366,834	350,000	347,005
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	--	--	10,000	10,024	90,000	90,214
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	258,658	185,000	199,382
Cleveland Electric Illuminating Co. (The) sr. unsecd.
5.95s, 2036	--	--	410,000	391,024	340,000	324,263
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	--	--	115,000	134,438	110,000	128,593
CMS Energy Corp. sr. notes 7 1/2s, 2009	185,000	190,781	230,000	237,188	120,000	123,750
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	30,698	50,000	51,164	25,000	25,582
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	10,000	9,867	15,000	14,800	10,000	9,867
Commonwealth Edison Co. 1st mtge. Ser. 104, 5.95s, 2016	--	--	145,000	146,596	160,000	161,761
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	173,079	315,000	302,888
Consumers Energy Co. 1st mtge. 5s, 2012	--	--	255,000	248,773	260,000	253,651
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	--	--	155,000	153,500	140,000	138,645
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	170,000	167,111	160,000	157,280
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	--	--	525,000	527,405	405,000	406,855
Duke Energy Field Services, LLC 144A bonds 6.45s, 2036	--	--	130,000	133,571	75,000	77,060
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	--	--	55,000	53,082	55,000	53,082
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	150,800	195,000	202,800	90,000	93,600

Edison Mission Energy sr. unsecd. 7 3/4s, 2016	65,000	68,900	75,000	79,500	40,000	42,400
Edison Mission Energy sr. unsecd. 7 1/2s, 2013	75,000	78,375	90,000	94,050	45,000	47,025
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	490,000	535,325	655,000	715,588	305,000	333,213
Enbridge Energy Partners, LP sr. unsecd. 5 7/8s, 2016	--	--	205,000	202,972	215,000	212,873
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	203,575	225,000	213,044
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	209,088	300,000	291,750	140,000	136,150
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	118,084	110,000	112,950
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	--	--	90,000	93,375	95,000	98,563
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	260,000	258,017	285,000	282,826
Kansas Gas & Electric bonds 5.647s, 2021	--	--	85,000	82,536	80,000	77,681
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	150,000	150,888	155,000	155,918
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	--	--	540,000	544,349	565,000	569,551
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	420,000	455,700	565,000	613,025	270,000	292,950
Mirant North America, LLC company guaranty 7 3/8s, 2013	365,000	370,475	400,000	406,000	200,000	203,000
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	141,815	100,000	97,804
Nevada Power Co. 2nd mtge. 9s, 2013	94,000	101,514	244,000	263,505	150,000	161,991
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	109,491	145,000	144,329
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	265,000	260,373	285,000	280,023
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	100,500	110,000	110,550	55,000	55,275
NRG Energy, Inc. sr. notes 7 3/8s, 2016	600,000	603,000	655,000	658,275	325,000	326,625
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	145,000	155,970	130,000	139,835
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	219,770	220,000	247,946
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	--	--	225,000	224,881	180,000	179,904
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	260,000	260,551	285,000	285,604
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	221,724	222,937	191,660	192,708
PPL Energy Supply, LLC bonds Ser. A, 5.7s, 2015	--	--	135,000	132,632	145,000	142,456
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	--	--	205,000	204,523	220,000	219,488
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	188,125	225,000	241,875	110,000	118,250
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	222,441	205,000	212,095
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	122,982	100,000	98,385
Sierra Pacific Resources sr. notes 8 5/8s, 2014	90,000	96,629	125,000	134,207	60,000	64,420
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	274,683	275,000	296,226
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	--	--	270,000	258,049	280,000	267,606
Southern Union Co. jr. sub. FRN 7.2s, 2066	100,000	98,576	400,000	394,304	360,000	354,874
Teco Energy, Inc. notes 7.2s, 2011	265,000	280,900	610,000	646,600	430,000	455,800
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,450	10,000	10,450	5,000	5,225
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	25,000	27,278	30,000	32,734	15,000	16,367
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	139,536	150,000	149,502
TXU Corp. sr. notes Ser. P, 5.55s, 2014	400,000	379,736	435,000	412,963	220,000	208,855
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	310,000	327,124	440,000	464,305	205,000	216,324
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	14,249	45,000	42,746
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	162,721	165,000	153,423
Williams Cos., Inc. (The) notes 7 5/8s, 2019	275,000	294,250	370,000	395,900	175,000	187,250
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	50,313	60,000	60,375	30,000	30,188
Williams Partners, LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017	80,000	81,600	85,000	86,700	40,000	40,800
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	--	--	120,485	13,543	44,178	4,966
		5,147,554		15,889,681		12,550,995
Total corporate bonds and notes (cost $70,652,597,
$131,029,157 and $86,976,828)		$71,759,011		$132,300,033		$87,724,829

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 2.8%		Balanced 8.1%		Conservative 18.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.11s, 2047
(Cayman Islands)	$--	$--	$--	$--	$440,000	$440,000
Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	--	--	187,000	186,790	205,000	204,769
Ser. 97-C1, Class H, 7s, 2029	38,000	37,984	173,000	172,929	168,000	167,931
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.867s, 2029	--	--	569,000	613,898	634,000	684,027
Ser. 96-D3, Class A1C, 7.4s, 2026	60,488	61,877	370,215	378,717	264,543	270,619
FRB Ser. 97-D5, Class A5, 6.905s, 2043	150,000	162,117	234,000	252,903	247,000	266,953
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	211,489	200,000	211,489
Ser. 06-2, Class A4, 5.741s, 2045	437,000	451,571	1,298,000	1,341,278	1,437,000	1,484,913
Ser. 06-4, Class A4, 5.634s, 2046	480,000	488,778	920,000	936,826	1,140,000	1,160,850
Ser. 06-5, Class A4, 5.414s, 2047	718,000	719,600	1,343,000	1,345,993	1,576,000	1,579,512
Ser. 04-3, Class A5, 5.303s, 2039	230,000	232,551	920,000	930,203	930,000	940,314
Ser. 06-1, Class XC, Interest Only (IO), 0.042s, 2045	1,774,085	12,627	11,684,455	83,162	12,829,990	91,315
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	133,461	133,000	133,461
Ser. 02-PB2, Class XC, IO, 0.209s, 2035	2,807,753	52,755	4,179,556	78,530	2,484,541	46,682
Ser. 05-1, Class XW, IO, 0.103s, 2042	21,646,406	92,806	--	--	27,166,661	116,474
Ser. 04-5, Class XC, IO, 0.083s, 2041	5,936,536	77,085	14,409,906	187,111	14,908,452	193,584
Ser. 05-4, Class XC, IO, 0.05s, 2045	6,317,271	46,446	17,979,695	132,191	18,048,350	132,696
Ser. 06-5, Class XC, IO, 0.049s, 2016	1,262,477	19,619	--	--	--	--
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.3s, 2018	25,000	25,128	70,000	70,358	73,000	73,373
FRB Ser. 04-BBA4, Class G, 6.05s, 2018	--	--	94,000	94,234	98,000	98,244
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.35s, 2014	--	--	133,000	132,730	205,000	204,584
FRB Ser. 05-MIB1, Class K, 7.35s, 2022	190,000	189,124	186,000	185,142	187,000	186,138
FRB Ser. 05-ESHA, Class K, 7.15s, 2020	--	--	450,000	450,391	452,000	452,393
FRB Ser. 06-LAQ, Class M, 7s, 2021	--	--	245,000	245,620	265,000	265,671
FRB Ser. 06-LAQ, Class L, 6.9s, 2021	--	--	324,000	325,372	346,000	347,465
FRB Ser. 05-MIB1, Class J, 6.4s, 2022	100,000	100,513	409,000	411,097	343,000	344,759
FRB Ser. 06-LAQ, Class K, 6.35s, 2021	122,000	122,347	--	--	--	--
FRB Ser. 05-ESHA, Class G, 6.23s, 2020	100,000	100,058	180,000	180,105	181,000	181,105
FRB Ser. 06-LAQ, Class A3, 5.54s, 2021	443,000	443,126	--	--	--	--
Ser. 06-LAQ, Class X1, IO, 0.675s, 2021	6,661,000	30,332	13,384,000	60,946	19,290,000	87,840
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	333,413	1	953,906	1	872,308	1
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	351,129	351,622	360,225	360,732
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.65s, 2035	46,324	46,468	355,150	356,251	262,502	263,316
Ser. 04-3, IO, 1.6s, 2035	484,228	35,920	1,202,941	89,234	1,214,158	90,066
Ser. 06-2A, IO, 0.879s, 2036	161,628	14,752	775,056	70,739	737,248	67,288
Ser. 05-1A, IO, 0.775s, 2035	546,040	41,913	1,519,772	116,654	1,452,027	111,454
Ser. 05-3A, IO, 0.775s, 2035	1,539,735	125,829	4,960,660	405,392	4,480,801	366,177
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 05-PWR9, Class X1, IO, 0.072s, 2042	--	--	8,959,457	89,945	13,495,201	135,479
FRB Ser. 00-WF2, Class F, 8.195s, 2032	--	--	189,000	210,738	124,000	138,262
Ser. 04-PR3I, Class X1, IO, 0.027s, 2041	494,609	10,379	3,313,618	69,536	5,384,075	112,985
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 7s, 2018	--	--	453,000	453,000	453,000	453,000
FRB Ser. 05-LXR1, Class H, 6.55s, 2018	--	--	226,000	226,000	227,000	227,000
FRB Ser. 05-LXR1, Class G, 6.3s, 2018	--	--	226,000	226,000	227,000	227,000
Ser. 06-BBA7, Class X1A, IO, 1.708s, 2019	--	--	8,722,000	123,818	6,374,000	90,486
Ser. 05-LXR1, Class X1, IO, 0.792s, 2018	7,727,000	16,981	21,900,000	48,127	21,958,000	48,255
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	3,208,000	166,164	8,804,000	456,020	8,067,000	417,846
Ser. 06-PW14, Class X1, IO, 0.049s, 2038	3,450,000	61,318	9,467,000	168,261	8,676,000	154,202
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	11,553,562	54,157	--	--	--	--
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	2,681,000	56,029	2,794,000	58,390
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,589	118,000	124,947	116,000	122,829
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	988,341	896,000	920,534
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	262,859	231,000	243,857
Ser. 98-1, Class H, 6.34s, 2030	91,000	77,289	371,000	315,100	362,000	307,456
Chase Manhattan Bank-First Union National Ser. 99-1,

Class A1, 7.134s, 2031	28,844	28,841	--	--	--	--
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.066s, 2043	13,640,346	142,265	25,359,878	264,496	24,396,507	254,448
Ser. 06-C5, Class XC, IO, 0.05s, 2049	6,654,980	94,885	37,411,642	533,408	40,480,711	577,166
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.087s, 2046	2,495,505	14,329	16,482,703	94,644	18,087,170	103,857
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	--	--	397,000	397,448	251,000	251,283
Ser. 97-ML1, Class A2, 6.53s, 2030	89,916	89,776	112,677	112,501	67,606	67,501
Ser. 97-ML1, IO, 0.852s, 2017	2,754,323	25,607	10,399,249	96,681	6,754,810	62,799
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	427,709	404,000	416,373
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,376,920	2,607,000	2,620,169	2,247,000	2,258,350
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	80,000	82,831	--	--	--	--
Ser. 04-LB2A, Class A4, 4.715s, 2039	1,231,000	1,182,945	5,553,000	5,336,225	6,161,000	5,920,490
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.85s, 2034	118,000	119,171	326,000	329,234	314,000	317,115
Ser. 06-CN2A, Class H, 5.57s, 2019	66,000	65,673	197,000	196,023	218,000	216,919
Ser. 06-CN2A, Class J, 5.57s, 2019	53,000	52,551	158,000	156,661	174,000	172,525
Ser. 03-LB1A, Class X1, IO, 0.292s, 2038	955,177	40,193	2,030,706	85,450	2,194,997	92,363
Ser. 05-LP5, Class XC, IO, 0.072s, 2043	5,960,132	63,094	13,276,052	140,540	12,915,386	136,722
Ser. 06-C8, Class XS, IO, 0.045s, 2046	10,619,000	134,812	28,726,000	364,686	26,171,000	332,249
Ser. 05-C6, Class XC, IO, 0.043s, 2044	8,803,048	59,491	25,806,154	174,398	12,961,286	87,592
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.282s, 2046	368,084	15,989	1,681,170	73,026	1,640,166	71,245
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	2,587,654	45,413	3,761,714	66,018	3,604,520	63,259
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	1,126,648	33,233	3,129,845	92,321	2,993,373	88,296
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	1,761,547	3,578	4,915,117	9,984	5,070,410	10,299
Countrywide Home Loans Ser. 05-9, Class 1X, IO,
1.766s, 2035	815,978	19,124	2,892,787	67,800	2,766,754	64,846
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	1,129,000	1,136,790	2,093,000	2,107,442	2,503,000	2,520,271
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 6.55s, 2021	50,000	50,000	--	--	484,000	484,000
Ser. 06-C5, Class AX, IO, 0.065s, 2039	6,758,000	133,443	18,284,000	361,036	16,661,000	328,988
Ser. 06-C3, Class AX, IO, 0.025s, 2038	15,505,661	12,110	68,646,809	53,613	74,264,165	58,000
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.95s, 2017	--	--	155,000	154,999	161,000	160,999
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,587,702	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	226,589	620,000	616,164	597,000	593,306
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	57,543	303,000	335,299	294,000	325,339
Ser. 04-C2, Class A2, 5.416s, 2036	260,000	260,965	1,050,000	1,053,896	1,050,000	1,053,896
Ser. 05-C4, Class A5, 5.104s, 2038	627,000	616,618	1,918,000	1,886,242	3,705,000	3,643,653
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.3s, 2016	153,000	152,753	310,000	309,500	349,000	348,437
FRB Ser. 05-TFLA, Class J, 6.3s, 2020	--	--	67,000	67,000	65,500	65,500
FRB Ser. 05-TF2A, Class J, 6 1/4s, 2020	133,000	133,040	449,000	449,135	451,000	451,135
FRB Ser. 04-TF2A, Class H, 6.05s, 2019	100,000	100,014	132,000	132,019	128,000	128,018
Ser. 01-CK1, Class AY, IO, 0.783s, 2035	5,014,000	121,825	13,888,000	337,435	13,364,000	324,703
Ser. 03-C3, Class AX, IO, 0.418s, 2038	8,459,521	340,301	16,396,283	659,573	18,965,238	762,914
Ser. 02-CP3, Class AX, IO, 0.392s, 2035	1,273,932	51,050	8,684,831	348,025	6,272,780	251,367
Ser. 05-C2, Class AX, IO, 0.101s, 2037	5,797,224	91,121	13,354,213	209,902	16,835,122	264,614
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class C, 6.861s, 2031	50,000	50,549	--	--	--	--
Ser. 98-C1, Class X, IO, 0.831s, 2031	2,799,182	36,630	10,847,641	141,952	8,122,871	106,295
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	38,988	41,421	471,859	501,300	462,862	491,741
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	378,735	332,000	332,646
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	571,219	551,000	551,211
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	101,560	100,000	101,560
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	--	--	149,948	149,961	119,958	119,969
Fannie Mae
IFB Ser. 06-70, Class BS, 14.3s, 2036	--	--	135,065	159,690	126,682	149,778
Ser. 03-W6, Class PT1, 9.847s, 2042	41,293	44,115	164,508	175,754	96,112	102,682
Ser. 02-T1, Class A4, 9 1/2s, 2031	4,797	5,050	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	40,414	42,487	327,376	344,162	42,003	44,157
Ser. 02-T6, Class A3, 9 1/2s, 2041	39,893	41,276	101,658	105,183	100,258	103,734
Ser. 02-T12, Class A4, 9 1/2s, 2042	19,819	20,844	50,673	53,291	49,855	52,432
Ser. 04-T3, Class PT1, 9.485s, 2044	38,552	43,641	256,123	289,939	121,858	137,947
IFB Ser. 05-37, Class SU, 7.8s, 2035	157,758	171,082	631,032	684,329	631,032	684,329
IFB Ser. 06-62, Class PS, 7.8s, 2036	213,407	236,406	406,897	450,748	331,018	366,692
Ser. 99-T2, Class A1, 7 1/2s, 2039	118,043	123,869	32,044	33,626	25,331	26,581
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	1,242	1,294
Ser. 01-T1, Class A1, 7 1/2s, 2040	15,103	15,679	78,810	81,819	50,341	52,263
Ser. 01-T3, Class A1, 7 1/2s, 2040	15,206	15,783	38,523	39,984	40,044	41,562
Ser. 01-T4, Class A1, 7 1/2s, 2028	22,101	23,239	145,867	153,374	119,345	125,488
Ser. 01-T5, Class A3, 7 1/2s, 2030	--	--	231,851	240,784	--	--
Ser. 01-T7, Class A1, 7 1/2s, 2041	303,954	315,178	651,586	675,646	544,494	564,599
Ser. 01-T8, Class A1, 7 1/2s, 2041	266,948	276,689	1,441,173	1,493,762	1,877,102	1,945,599
Ser. 01-T10, Class A2, 7 1/2s, 2041	--	--	--	--	3,059	3,179
Ser. 01-T12, Class A2, 7 1/2s, 2041	58,636	60,875	163,190	169,420	156,583	162,561
Ser. 02-14, Class A2, 7 1/2s, 2042	153,928	160,489	601,990	627,650	716,317	746,851
Ser. 02-26, Class A2, 7 1/2s, 2048	95,179	99,283	547,227	570,819	479,069	499,723
Ser. 02-T1, Class A3, 7 1/2s, 2031	36,458	37,968	755,053	786,341	114,169	118,900
Ser. 02-T4, Class A3, 7 1/2s, 2041	59,391	61,747	442,545	460,099	537,195	558,504
Ser. 02-T6, Class A2, 7 1/2s, 2041	170,648	176,948	1,567,247	1,625,102	1,979,750	2,052,833
Ser. 02-T12, Class A3, 7 1/2s, 2042	22,043	22,932	126,355	131,450	74,002	76,986
Ser. 02-T16, Class A3, 7 1/2s, 2042	313,591	327,247	1,006,024	1,049,835	795,765	830,419
Ser. 02-T18, Class A4, 7 1/2s, 2042	147,907	154,380	243,305	253,953	509,745	532,054
Ser. 02-T19, Class A3, 7 1/2s, 2042	28,250	29,493	--	--	--	--
Ser. 02-W1, Class 2A, 7 1/2s, 2042	86,567	89,945	654,991	680,551	721,483	749,638
Ser. 02-W3, Class A5, 7 1/2s, 2028	47,771	49,807	533,734	556,484	852,948	889,306
Ser. 02-W4, Class A5, 7 1/2s, 2042	206,683	215,240	669,548	697,268	541,659	564,085
Ser. 02-W6, Class 2A, 7 1/2s, 2042	167,743	175,070	433,041	451,958	428,362	447,075
Ser. 02-W7, Class A5, 7 1/2s, 2029	170,655	177,915	116,728	121,694	111,722	116,475
Ser. 03-W1, Class 2A, 7 1/2s, 2042	7,634	7,952	131,395	136,864	132,089	137,587
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	514,871	537,421	140,482	146,634	519,708	542,469
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	106,364	111,020	306,824	320,253	183,022	191,032
Ser. 03-W4, Class 4A, 7 1/2s, 2042	153,520	159,959	65,357	68,098	62,576	65,201
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	33,456	34,852	217,766	226,851	213,608	222,520
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	77,434	81,267	211,831	222,316	202,931	212,975
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,821	4,011	16,982	17,826	11,038	11,587
Ser. 04-W2, Class 5A, 7 1/2s, 2044	206,822	216,934	900,376	944,395	905,819	950,104
Ser. 04-W8, Class 3A, 7 1/2s, 2044	254,379	267,289	682,029	716,645	620,738	652,244
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	72,636	76,172	--	--	--	--
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	184,052	193,280	745,969	783,368	717,617	753,596
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	76,285	80,104	142,364	149,490	138,067	144,977
Ser. 04-W14, Class 2A, 7 1/2s, 2044	26,327	27,642	67,959	71,355	67,959	71,355
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	205,026	215,226	569,769	598,114	547,114	574,332
Ser. 05-W3, Class 1A, 7 1/2s, 2045	335,653	353,623	1,221,706	1,287,110	175,647	185,050
IFB Ser. 06-48, Class TQ, 7 1/2s, 2036	--	--	659,655	707,550	696,791	747,382
IFB Ser. 06-70, Class SJ, 7 1/2s, 2036	218,108	239,935	--	--	95,244	104,775
IFB Ser. 06-76, Class QB, 7 1/2s, 2036	361,540	395,005	570,196	622,973	512,503	559,940
IFB Ser. 06-60, Class TK, 7.2s, 2036	99,966	104,989	258,913	271,921	243,918	256,173
IFB Ser. 06-63, Class SP, 7.2s, 2036	391,521	426,442	618,641	673,820	555,922	605,507
Ser. 01-W3, Class A, 7s, 2041	86,531	89,308	104,966	108,334	105,531	108,917
Ser. 02-14, Class A1, 7s, 2042	210,188	216,444	428,060	440,800	402,648	414,632
Ser. 02-26, Class A1, 7s, 2048	50,683	52,257	287,782	296,719	289,018	297,994
Ser. 02-T4, Class A2, 7s, 2041	24,621	25,322	112,062	115,251	84,363	86,764
Ser. 02-T16, Class A2, 7s, 2042	51,705	53,342	293,392	302,678	294,578	303,902
Ser. 02-T18, Class A3, 7s, 2042	20,104	21,555	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	84,450	87,135	136,695	141,041	137,649	142,025
Ser. 03-W8, Class 2A, 7s, 2042	43,336	44,822	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	57,775	59,899	--	--	--	--

Ser. 04-T3, Class 1A3, 7s, 2044	94,042	97,496	344,949	357,622	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	517,610	536,317	1,343,704	1,392,265	1,292,352	1,339,058
Ser. 04-W12, Class 1A3, 7s, 2044	201,768	209,321	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	179,929	186,459	726,168	752,521	622,225	644,806
IFB Ser. 06-104, Class ES, 6.7s, 2036	142,196	151,563	623,701	664,785	710,979	757,813
IFB Ser. 06-104, Class CS, 5 5/8s, 2036	153,114	156,628	636,163	650,763	787,301	805,370
IFB Ser. 05-74, Class SK, 5.418s, 2035	197,374	199,716	672,440	680,418	647,661	655,345
IFB Ser. 05-74, Class CS, 5.308, 2035	170,886	172,256	412,692	415,999	415,255	418,582
IFB Ser. 06-30, Class HK, 5.2s, 2036	197,143	198,068	--	--	--	--
IFB Ser. 05-74, Class CP, 5.133s, 2035	170,886	174,325	362,280	369,569	363,989	371,312
IFB Ser. 05-76, Class SA, 5.133s, 2034	177,894	178,533	513,917	515,763	516,495	518,351
IFB Ser. 05-57, Class CD, 5.063s, 2035	177,726	179,489	319,908	323,081	311,022	314,107
IFB Ser. 06-8, Class PK, 5s, 2036	208,081	207,872	617,623	617,000	679,102	678,417
IFB Ser. 05-99, Class SA, 4.95s, 2035	90,151	90,094	433,625	433,353	435,428	435,154
IFB Ser. 05-106, Class US, 4.95s, 2035	277,721	282,393	885,729	900,628	889,233	904,191
IFB Ser. 06-8, Class HP, 4.95s, 2036	189,470	191,020	537,760	542,161	594,416	599,280
IFB Ser. 06-8, Class WK, 4.95s, 2036	192,173	191,815	842,681	841,107	927,237	925,506
IFB Ser. 06-27, Class SP, 4.95s, 2036	200,000	202,867	452,000	458,480	498,000	505,140
IFB Ser. 05-114, Class SP, 4.868s, 2036	--	--	256,855	247,223	258,696	248,995
IFB Ser. 05-45, Class DA, 4.803s, 2035	202,040	203,234	605,277	608,855	706,297	710,472
IFB Ser. 05-74, Class DM, 4.767s, 2035	243,820	243,857	833,124	833,250	802,108	802,230
IFB Ser. 05-45, Class DC, 4.693s, 2035	168,366	168,635	589,282	590,222	420,916	421,587
IFB Ser. 06-46, Class SK, 4.583s, 2036	258,532	255,453	--	--	--	--
IFB Ser. 06-60, Class CS, 4.473s, 2036	124,071	119,668	271,226	261,599	244,296	235,625
IFB Ser. 05-57, Class DC, 4.388s, 2034	180,442	180,022	567,102	565,782	549,917	548,637
IFB Ser. 05-45, Class PC, 4.2s, 2034	88,164	87,426	266,108	263,881	266,917	264,683
IFB Ser. 05-95, Class CP, 4s, 2035	--	--	83,618	82,603	83,618	82,603
IFB Ser. 05-95, Class OP, 3.83s, 2035	--	--	227,000	211,619	228,000	212,551
IFB Ser. 05-106, Class JC, 3.535s, 2035	--	--	177,074	161,838	168,459	153,965
IFB Ser. 05-83, Class QP, 3.484s, 2034	--	--	141,074	131,962	141,074	131,962
IFB Ser. 02-36, Class QH, IO, 2.7s, 2029	3,167	19	11,861	73	8,844	54
IFB Ser. 06-90, Class SE, IO, 2.45s, 2036	218,690	19,161	794,980	69,654	1,157,273	101,397
IFB Ser. 03-66, Class SA, IO, 2.3s, 2033	230,991	17,287	751,032	56,207	753,773	56,412
Ser. 03-W12, Class 2, IO, 2.234s, 2043	1,306,703	73,500	2,603,676	146,453	2,141,637	120,464
IFB Ser. 03-48, Class S, IO, 2.2s, 2033	109,146	8,067	347,526	25,686	347,972	25,719
Ser. 03-W10, Class 1, IO, 1.943s, 2043	1,155,665	51,873	5,524,258	247,963	8,039,447	360,860
Ser. 03-W10, Class 3, IO, 1.927s, 2043	400,039	18,583	1,642,472	76,296	1,281,446	59,525
IFB Ser. 05-113, Class AI, IO, 1.88s, 2036	--	--	263,509	17,267	383,434	25,125
IFB Ser. 05-113, Class DI, IO, 1.88s, 2036	1,502,136	84,507	5,123,599	288,242	4,693,910	264,069
IFB Ser. 05-52, Class DC, IO, 1.85s, 2035	315,345	25,831	700,699	57,397	729,198	59,732
IFB Ser. 04-24, Class CS, IO, 1.8s, 2034	293,314	20,990	1,012,386	72,449	977,715	69,968
IFB Ser. 04-89, Class EI, IO, 1.8s, 2034	786,557	53,375	--	--	--	--
IFB Ser. 03-122, Class SA, IO, 1 3/4s, 2028	376,614	17,575	1,338,265	62,453	1,287,782	60,097
IFB Ser. 03-122, Class SJ, IO, 1 3/4s, 2028	394,680	19,252	1,402,426	68,407	1,346,822	65,695
IFB Ser. 06-60, Class DI, IO, 1.72s, 2035	215,979	10,799	784,022	39,201	1,141,353	57,068
IFB Ser. 04-60, Class SW, IO, 1.7s, 2034	534,677	36,672	1,861,367	127,666	1,784,531	122,396
IFB Ser. 05-65, Class KI, IO, 1.65s, 2035	974,501	48,261	1,438,405	71,235	1,796,794	88,984
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,745,873	73,251	6,194,994	259,920	4,769,931	200,130
IFB Ser. 05-42, Class SA, IO, 1.45s, 2035	440,424	23,296	1,532,647	81,068	1,469,730	77,740
IFB Ser. 05-17, Class ES, IO, 1.4s, 2035	225,736	13,824	802,110	49,121	770,307	47,174
IFB Ser. 05-17, Class SY, IO, 1.4s, 2035	169,076	10,219	371,807	22,471	357,065	21,580
IFB Ser. 05-73, Class SI, IO, 1.4s, 2035	80,405	4,227	407,651	21,431	392,375	20,628
IFB Ser. 05-82, Class SY, IO, 1.38s, 2035	533,097	25,823	1,816,883	88,010	1,749,046	84,724
IFB Ser. 05-45, Class SR, IO, 1.37s, 2035	691,697	33,964	2,407,994	118,240	2,308,595	113,359
IFB Ser. 04-92, Class S, IO, 1.35s, 2034	229,203	11,676	1,274,309	64,913	1,277,912	65,097
IFB Ser. 05-17, Class SA, IO, 1.35s, 2035	950,249	54,071	1,069,031	60,830	1,026,646	58,418
IFB Ser. 05-17, Class SE, IO, 1.35s, 2035	319,742	17,938	1,136,142	63,740	1,091,096	61,213
IFB Ser. 05-23, Class SG, IO, 1.35s, 2035	336,135	20,326	1,195,068	72,264	1,147,866	69,410
IFB Ser. 05-29, Class SX, IO, 1.35s, 2035	397,661	21,206	1,413,017	75,352	1,356,994	72,364
IFB Ser. 05-29, Class SY, IO, 1.35s, 2035	1,000,735	60,666	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 1.35s, 2035	498,912	23,387	1,724,199	80,822	1,664,584	78,027
IFB Ser. 05-57, Class CI, IO, 1.35s, 2035	303,775	14,999	1,066,916	52,679	1,022,462	50,484
IFB Ser. 05-57, Class DI, IO, 1.35s, 2035	730,423	34,846	2,544,442	121,386	2,440,096	116,408
IFB Ser. 05-69, Class AS, IO, 1.35s, 2035	146,512	7,783	409,799	21,771	410,524	21,809
IFB Ser. 05-84, Class SG, IO, 1.35s, 2035	495,202	28,980	1,583,367	92,662	1,588,175	92,943
IFB Ser. 05-95, Class CI, IO, 1.35s, 2035	277,860	16,990	898,416	54,935	902,626	55,192
IFB Ser. 05-104, Class SI, IO, 1.35s, 2033	--	--	2,144,852	119,791	2,154,206	120,313
IFB Ser. 06-16, Class SM, IO, 1.35s, 2036	398,945	23,842	--	--	--	--
IFB Ser. 05-83, Class QI, IO, 1.34s, 2035	--	--	233,640	15,361	235,466	15,481
IFB Ser. 05-73, Class SD, IO, 1.33s, 2035	306,107	19,175	1,041,926	65,269	1,002,937	62,827
IFB Ser. 05-92, Class SC, IO, 1.33s, 2035	654,311	37,095	2,113,675	119,833	2,123,453	120,387
IFB Ser. 05-83, Class SL, IO, 1.32s, 2035	853,881	41,741	2,776,788	135,740	2,787,210	136,250
IFB Ser. 06-20, Class IG, IO, 1.3s, 2036	1,668,537	67,388	4,933,713	199,259	5,437,828	219,619
Ser. 06-116, Class ES, IO, 1.3s, 2036	396,818	15,625	946,029	37,250	1,136,027	44,731
IFB Ser. 06-104, Class IM, IO, 1.27s, 2036	112,000	6,414	375,000	21,474	476,000	27,258
IFB Ser. 06-104, Class SY, IO, 1.27s, 2036	282,023	11,613	946,236	38,964	1,201,029	49,455
IFB Ser. 06-8, Class PS, IO, 1 1/4s, 2036	261,723	16,040	--	--	--	--
IFB Ser. 06-44, Class IS, IO, 1 1/4s, 2036	447,194	23,897	1,214,613	64,906	1,383,595	73,936
IFB Ser. 06-45, Class SM, IO, 1 1/4s, 2036	241,474	9,620	1,262,960	50,316	1,365,456	54,400
IFB Ser. 06-45, Class XS, IO, 1 1/4s, 2034	477,290	24,187	--	--	--	--
IFB Ser. 06-104, Class CI, IO, 1 1/4s, 2036	130,057	7,556	429,583	24,958	594,125	34,518
Ser. 06-104, Class SG, IO, 1 1/4s, 2036	871,111	34,488	2,203,173	87,226	2,699,582	106,879
IFB Ser. 05-95, Class OI, IO, 1.24s, 2035	--	--	130,950	8,668	131,873	8,729
IFB Ser. 06-20, Class IB, IO, 1.24s, 2036	714,851	27,811	2,114,803	82,276	2,330,498	90,667
IFB Ser. 06-42, Class IB, IO, 1.24s, 2036	--	--	1,041,464	40,518	1,126,588	43,829
IFB Ser. 06-92, Class JI, IO, 1.23s, 2036	298,717	16,223	753,157	40,903	978,419	53,137
IFB Ser. 06-99, Class AS, IO, 1.23s, 2036	437,176	20,591	1,118,629	52,687	1,400,709	65,973
IFB Ser. 06-85, Class TS, IO, 1.21s, 2036	369,570	14,525	1,400,883	55,057	1,645,651	64,676
IFB Ser. 06-61, Class SE, IO, 1.2s, 2036	531,986	18,620	1,674,739	58,616	1,869,575	65,435
Ser. 03-W17, Class 12, IO, 1.155s, 2033	--	--	1,994,326	79,175	1,914,659	76,012
Ser. 06-94, Class NI, IO, 1.15s, 2036	432,806	16,665	1,080,625	41,609	1,324,368	50,994
IFB Ser. 03-112, Class SA, IO, 1.15s, 2028	242,902	6,744	772,652	21,452	773,451	21,474
IFB Ser. 03-124, Class ST, IO, 1.15s, 2034	151,770	6,308	--	--	--	--
Ser. 03-T2, Class 2, IO, 0.824s, 2042	856,709	16,983	8,245,823	163,458	5,863,102	116,225
IFB Ser. 05-67, Class BS, IO, 0.8s, 2035	312,370	8,981	1,016,598	29,227	1,020,084	29,327
IFB Ser. 05-74, Class SE, IO, 3/4s, 2035	2,319,048	61,078	3,148,614	82,926	2,878,240	75,805
IFB Ser. 05-82, Class SI, IO, 3/4s, 2035	978,474	29,354	3,333,279	99,998	3,209,564	96,287
IFB Ser. 05-74, Class NI, IO, 0.73s, 2035	492,494	20,209	--	--	--	--
IFB Ser. 05-87, Class SE, IO, 0.7s, 2035	1,848,816	54,787	6,012,036	178,160	6,034,601	178,828
Ser. 03-W6, Class 51, IO, 0.68s, 2042	578,812	9,679	2,589,072	43,297	2,050,502	34,290
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,350,000	41,344	3,357,000	102,808	3,621,000	110,893
IFB Ser. 04-54, Class SW, IO, 0.65s, 2033	152,150	4,039	484,918	12,874	485,385	12,886
IFB Ser. 05-58, Class IK, IO, 0.65s, 2035	266,814	11,158	923,305	38,612	891,214	37,270
Ser. 01-T12, Class IO, 0.568s, 2041	3,101,760	39,649	1,555,798	19,887	1,035,286	13,234
Ser. 03-W2, Class 1, IO, 0.47s, 2042	410,052	4,589	14,397,368	161,122	11,527,007	129,000
Ser. 01-50, Class B1, IO, 0.461s, 2041	3,716,342	32,863	2,627,804	23,237	1,759,317	15,557
Ser. 02-T4, IO, 0.452s, 2041	8,367,535	82,632	8,794,857	86,852	5,561,371	54,920
Ser. 02-T1, Class IO, IO, 0.428s, 2031	1,385,906	13,087	1,720,938	16,251	1,092,752	10,319
Ser. 03-W6, Class 3, IO, 0.366s, 2042	763,392	6,801	3,414,288	30,418	2,704,241	24,093
Ser. 02-W8, Class 1, IO, 0.362s, 2042	1,568,165	10,523	--	--	--	--
Ser. 03-W6, Class 23, IO, 0.352s, 2042	840,090	7,222	3,756,621	32,296	2,975,183	25,578
Ser. 01-79, Class BI, IO, 0.332s, 2045	1,380,525	12,204	9,408,806	83,173	6,690,234	59,141
IFB Ser. 04-89, Class EX, IO, 0.05s, 2034	654,252	1,033	--	--	--	--
Ser. 03-W8, Class 11, IO, 0.03s, 2042	210,598	10	744,501	34	574,090	26
Ser. 03-W6, Class 21, IO, 0.004s, 2042	75,713	1	60,085	1	144,465	1
Ser. 342, Class 1, Principal Only (PO), zero %, 2033	135,997	107,157	354,622	279,420	350,898	276,486
Ser. 361, Class 1, PO, zero %, 2035	454,152	369,845	1,825,507	1,486,628	1,957,813	1,594,373
Ser. 363, Class 1, PO, zero %, 2035	1,622,414	1,222,331	3,181,064	2,396,622	3,281,765	2,472,491
Ser. 367, Class 1, PO, zero %, 2036	92,815	69,927	310,931	234,254	341,560	257,330
Ser. 371, Class 1, PO, zero %, 2036	--	--	666,386	563,709	1,064,307	900,317
Ser. 372, Class 1, PO, zero %, 2036	763,230	611,031	2,202,739	1,763,483	2,202,739	1,763,484
Ser. 02-82, Class TO, PO, zero %, 2032	101,208	81,520	318,110	256,228	285,180	229,704
Ser. 03-34, Class P1, PO, zero %, 2043	43,551	29,956	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	369,499	266,779	1,027,468	741,832	953,730	688,593
Ser. 04-61, Class CO, PO, zero %, 2031	233,000	187,383	705,000	566,974	632,000	508,266
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	120,334	113,216	116,149	109,278
FRB Ser. 05-57, Class UL, zero %, 2035	177,451	174,001	612,842	600,924	591,928	580,417
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	170,685	206,103	164,195	198,267
FRB Ser. 05-65, Class ER, zero %, 2035	182,097	177,353	618,264	602,158	595,232	579,726

FRB Ser. 05-79, Class FE, zero %, 2035	61,773	62,895	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	79,261	80,363	76,784	77,852
Ser. 05-113, Class DO, PO, zero %, 2036	230,825	188,141	787,645	641,994	721,594	588,157
FRB Ser. 05-117, Class GF, zero %, 2036	--	--	181,236	169,428	200,043	187,010
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	80,519	78,985	122,560	120,226
Ser. 06-104, Class EK, zero %, 2036	94,132	92,360	124,254	121,915	170,379	167,172
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	20,948	21,943	53,359	55,892	52,569	55,064
Ser. T-41, Class 3A, 7 1/2s, 2032	95,738	99,682	642,234	668,694	641,222	667,640
Ser. T-42, Class A5, 7 1/2s, 2042	132,311	137,673	310,437	323,018	520,554	541,651
Ser. T-51, Class 2A, 7 1/2s, 2042	140,081	145,757	308,755	321,265	358,625	373,157
Ser. T-57, Class 1A3, 7 1/2s, 2043	210,927	220,743	691,870	724,066	691,183	723,347
Ser. T-58, Class 4A, 7 1/2s, 2043	636,113	665,142	206,745	216,179	113,785	118,978
Ser. T-59, Class 1A3, 7 1/2s, 2043	215,735	227,076	294,825	310,325	472,685	497,536
Ser. T-60, Class 1A3, 7 1/2s, 2044	327,805	344,210	1,055,065	1,107,868	1,041,365	1,093,482
Ser. T-41, Class 2A, 7s, 2032	16,515	16,992	46,904	48,258	47,234	48,598
Ser. T-60, Class 1A2, 7s, 2044	159,745	165,555	976,997	1,012,529	982,761	1,018,503
Ser. T-56, Class A, IO, 0.582s, 2043	777,839	10,123	2,732,266	35,557	2,179,218	28,360
Ser. T-56, Class 3, IO, 0.356s, 2043	738,230	6,288	2,451,693	20,883	2,002,915	17,060
Ser. T-56, Class 1, IO, 0.28s, 2043	915,377	5,214	3,040,514	17,318	2,483,635	14,146
Ser. T-56, Class 2, IO, 0.046s, 2043	840,686	1,878	2,791,652	6,236	2,280,566	5,095
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	100,000	74,894	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	136,104	146,082	463,170	497,127	244,779	262,724
Ser. 00-1, Class X, IO, 1 3/8s, 2020	469,471	25,887	1,815,078	100,087	1,160,017	63,965
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.686s, 2033	--	--	6,723,567	380,135	5,988,569	338,580
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	636,648	538,000	590,545
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	78,951	185,000	205,717	288,000	320,252
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	717,000	784,262	703,000	768,948
Freddie Mac
IFB Ser. 3153, Class SQ, 7.44s, 2036	489,416	528,576	--	--	--	--
IFB Ser. 3153, Class UK, 7.32s, 2036	428,318	486,339	95,182	108,075	562,524	638,726
IFB Ser. 3182, Class PS, 7.2s, 2032	94,570	102,790	552,291	600,291	550,399	598,235
IFB Ser. 3202, Class PS, 7.14s, 2036	--	--	330,900	351,069	559,539	593,645
IFB Ser. 3153, Class SX, 6 1/2s, 2036	307,348	326,052	265,310	281,455	--	--
IFB Ser. 3202, Class HM, 6 1/2s, 2036	--	--	204,874	214,332	306,830	320,995
IFB Ser. 3081, Class DC, 5.085s, 2035	187,994	187,044	359,068	357,254	359,068	357,254
IFB Ser. 3114, Class GK, 5s, 2036	--	--	213,222	213,623	233,796	234,236
IFB Ser. 2976, Class KL, 4.767s, 2035	190,322	187,718	607,744	599,429	582,920	574,944
IFB Ser. 2979, Class AS, 4.657s, 2034	--	--	155,018	147,655	155,899	148,494
IFB Ser. 2990, Class DP, 4.657s, 2034	90,069	88,914	533,210	526,369	514,296	507,697
IFB Ser. 3153, Class UT, 4.4s, 2036	187,850	182,269	154,036	149,460	--	--
IFB Ser. 3065, Class DC, 3.81s, 2035	187,479	174,369	534,088	496,740	535,917	498,441
IFB Ser. 2990, Class LB, 3.272s, 2034	188,414	173,191	639,330	587,673	611,891	562,451
IFB Ser. 3050, Class SA, 3 1/2s, 2034	--	--	390,895	359,136	393,714	361,726
IFB Ser. 3031, Class BS, 3.35s, 2035	222,938	206,832	--	--	--	--
IFB Ser. 2990, Class WP, 3.225s, 2035	87,514	83,316	413,066	393,253	399,063	379,923
IFB Ser. 2927, Class SI, IO, 3.15s, 2035	253,577	26,383	901,945	93,841	866,262	90,129
IFB Ser. 3012, Class ST, 2.7s, 2035	89,861	81,684	--	--	--	--
IFB Ser. 2828, Class GI, IO, 2.15s, 2034	282,349	24,654	925,636	80,825	924,584	80,733
IFB Ser. 2869, Class SH, IO, 1.95s, 2034	148,801	8,239	513,075	28,407	492,733	27,281
IFB Ser. 2869, Class JS, IO, 1.9s, 2034	679,507	36,966	2,227,659	121,188	2,225,127	121,051
IFB Ser. 2594, Class SE, IO, 1.7s, 2030	315,625	15,387	--	--	--	--
IFB Ser. 2815, Class PT, IO, 1.7s, 2032	282,896	17,962	1,005,218	63,824	965,363	61,294
IFB Ser. 2828, Class TI, IO, 1.7s, 2030	167,107	9,447	508,881	28,768	510,393	28,853
IFB Ser. 3033, Class SF, IO, 1.45s, 2035	223,500	8,242	724,709	26,724	727,211	26,816
IFB Ser. 2922, Class SE, IO, 1.4s, 2035	390,402	18,788	1,358,947	65,399	1,302,882	62,701
IFB Ser. 3028, Class ES, IO, 1.4s, 2035	806,388	54,183	2,575,059	173,023	2,585,266	173,709
IFB Ser. 3045, Class DI, IO, 1.38s, 2035	435,106	18,200	3,200,253	133,859	4,777,284	199,823
IFB Ser. 2927, Class ES, IO, 1.35s, 2035	203,930	9,299	722,953	32,967	694,587	31,673
IFB Ser. 2950, Class SM, IO, 1.35s, 2016	286,301	15,299	1,017,318	54,363	976,983	52,208
IFB Ser. 3054, Class CS, IO, 1.35s, 2035	197,153	8,440	590,580	25,283	594,981	25,471
IFB Ser. 3066, Class SI, IO, 1.35s, 2035	686,724	45,024	1,749,554	114,707	1,756,103	115,137
IFB Ser. 3107, Class DC, IO, 1.35s, 2035	411,748	27,616	2,443,736	163,900	2,694,033	180,687
IFB Ser. 3118, Class SD, IO, 1.35s, 2036	643,899	26,360	2,241,706	91,770	2,149,074	87,978
IFB Ser. 3129, Class SP, IO, 1.35s, 2035	158,284	6,604	1,059,067	44,184	1,144,445	47,746
IFB Ser. 3136, Class NS, IO, 1.35s, 2036	1,247,522	73,145	1,684,639	98,774	1,879,987	110,227
Ser. 3236, Class ES, IO, 1.35s, 2036	491,002	21,850	1,267,514	56,404	1,433,486	63,790
IFB Ser. 3031, Class BI, IO, 1.34s, 2035	171,408	11,775	481,656	33,086	483,370	33,204
IFB Ser. 2962, Class BS, IO, 1.3s, 2035	873,239	40,200	3,059,866	140,863	2,914,894	134,189
IFB Ser. 2986, Class WS, IO, 1.3s, 2035	170,034	4,466	579,111	15,210	557,768	14,650
IFB Ser. 3067, Class SI, IO, 1.3s, 2035	912,746	61,482	2,049,624	138,062	2,060,116	138,769
IFB Ser. 3114, Class TS, IO, 1.3s, 2030	1,074,573	45,814	3,479,617	148,354	3,506,670	149,507
IFB Ser. 2990, Class LI, IO, 1.28s, 2034	262,549	16,128	928,238	57,021	888,432	54,576
IFB Ser. 3128, Class JI, IO, 1.28s, 2036	672,514	34,517	1,841,253	94,503	2,086,567	107,093
IFB Ser. 3065, Class DI, IO, 1.27s, 2035	90,622	5,710	383,331	24,154	385,143	24,268
IFB Ser. 3229, Class BI, IO, 1.27s, 2036	101,558	4,140	339,185	13,825	430,884	17,563
IFB Ser. 3114, Class GI, IO, 1 1/4s, 2036	180,646	11,737	511,227	33,216	562,711	36,561
IFB Ser. 3145, Class GI, IO, 1 1/4s, 2036	542,575	34,332	1,485,535	94,000	1,683,855	106,549
IFB Ser. 3174, Class BS, IO, 1.17s, 2036	1,158,362	40,800	1,249,886	44,023	1,398,736	49,266
IFB Ser. 3081, Class DI, IO, 1.13s, 2035	90,237	4,626	449,381	23,036	495,401	25,395
IFB Ser. 3152, Class SY, IO, 1.13s, 2036	497,809	30,180	1,388,924	84,203	1,524,776	92,440
IFB Ser. 3199, Class S, IO, 1.1s, 2036	350,660	16,985	926,951	44,899	1,355,752	65,669
IFB Ser. 3012, Class UI, IO, 1.07s, 2035	116,850	6,024	--	--	--	--
IFB Ser. 3016, Class SP, IO, 0.76s, 2035	175,447	4,716	497,244	13,366	498,100	13,389
IFB Ser. 3016, Class SQ, IO, 0.76s, 2035	346,700	9,479	1,049,471	28,693	1,160,211	31,720
IFB Ser. 3012, Class WI, IO, 0 3/4s, 2035	174,519	8,459	--	--	--	--
IFB Ser. 3012, Class IG, IO, 0.73s, 2035	422,326	17,791	--	--	--	--
IFB Ser. 2815, Class S, IO, 0.65s, 2032	366,340	9,544	1,150,320	29,967	1,157,563	30,156
IFB Ser. 2957, Class SW, IO, 0.65s, 2035	727,911	17,174	2,480,155	58,516	2,387,655	56,334
IFB Ser. 2835, Class BI, IO, 0.03s, 2030	273,173	228	--	--	--	--
Ser. 228, PO, zero %, 2035	1,266,467	1,000,640	3,658,119	2,890,291	3,486,823	2,754,949
Ser. 231, PO, zero %, 2035	2,390,428	1,808,739	9,903,680	7,493,705	10,218,211	7,731,697
Ser. 236, PO, zero %, 2036	517,710	414,279	1,573,362	1,259,026	1,608,305	1,286,987
Ser. 239, PO, zero %, 2036	1,485,669	1,187,531	4,350,195	3,477,215	4,340,485	3,469,453
Ser. 242, PO, zero %, 2036	196,097	159,268	882,437	716,705	980,485	796,338
Ser. 1208, Class F, PO, zero %, 2022	9,605	8,064	--	--	--	--
FRB Ser. 2958, Class FB, zero %, 2035	302,043	280,027	--	--	--	--
FRB Ser. 2958, Class FL, zero %, 2035	43,965	40,693	224,224	207,534	215,870	199,803
FRB Ser. 2986, Class XT, zero %, 2035	--	--	64,314	64,032	64,314	64,032
FRB Ser. 3003, Class XF, zero %, 2035	147,680	145,604	525,741	518,349	507,281	500,149
FRB Ser. 3022, Class TC, zero %, 2035	--	--	83,124	87,254	83,628	87,783
FRB Ser. 3024, Class CF, zero %, 2034	207,743	201,249	--	--	--	--
Ser. 3045, Class DO, PO, zero %, 2035	--	--	244,703	196,168	365,292	292,839
FRB Ser. 3046, Class UF, zero %, 2033	81,074	78,380	--	--	--	--
FRB Ser. 3046, Class WF, zero %, 2035	--	--	107,695	104,323	108,239	104,850
FRB Ser. 3048, Class XG, zero %, 2035	--	--	--	--	92,234	85,974
FRB Ser. 3054, Class XF, zero %, 2034	--	--	59,770	58,369	59,770	58,369
Ser. 3130, Class KO, PO, zero %, 2034	--	--	169,940	135,081	188,780	150,057
Ser. 3174, PO, zero %, 2036	--	--	103,275	87,510	100,432	85,101
FRB Ser. 3213, Class FX, zero %, 2036	--	--	--	--	152,884	146,983
FRB Ser. 3231, Class X, zero %, 2036	--	--	161,997	162,149	175,742	175,907
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.073s, 2043	12,110,010	101,421	21,464,502	179,764	20,640,126	172,860
Ser. 05-C3, Class XC, IO, 0.042s, 2045	25,183,591	130,829	48,921,245	254,146	49,299,138	256,109
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	56,000	59,636	75,000	79,870	112,000	119,273
Ser. 04-C2, Class A4, 5.301s, 2038	525,000	523,488	2,105,000	2,098,938	2,101,000	2,094,949
Ser. 03-C2, Class A2, 5.284s, 2040	198,000	200,150	1,181,000	1,193,826	1,179,000	1,191,804
Ser. 97-C1, Class X, IO, 1.493s, 2029	1,380,325	35,128	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.136s, 2043	4,723,479	84,876	19,868,239	357,012	21,579,270	387,758
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	352,650	306,364	308,649

Ser. 06-C1, Class XC, IO, 0.039s, 2045	19,891,058	135,200	--	--	36,133,578	245,600
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.44s, 2036	--	--	122,477	128,381	114,701	120,230
IFB Ser. 05-7, Class JM, 4.95s, 2034	191,345	189,139	659,530	651,925	636,731	629,390
IFB Ser. 05-84, Class SB, 3 5/8s, 2035	93,137	86,083	--	--	--	--
IFB Ser. 05-68, Class DP, 3.542s, 2035	130,654	123,135	--	--	--	--
IFB Ser. 05-66, Class SP, 3s, 2035	--	--	330,965	301,653	332,840	303,362
IFB Ser. 05-84, Class SL, 3s, 2035	217,433	197,902	--	--	--	--
IFB Ser. 05-68, Class SN, IO, 1.85s, 2034	507,759	26,815	1,650,404	87,158	1,656,386	87,474
IFB Ser. 04-86, Class SW, IO, 1.4s, 2034	149,795	7,623	1,212,630	61,711	1,127,033	57,355
IFB Ser. 05-65, Class SI, IO, 1s, 2035	195,035	7,344	1,256,091	47,296	1,262,512	47,538
IFB Ser. 05-68, Class KI, IO, 0.95s, 2035	1,551,000	83,340	--	--	--	--
IFB Ser. 05-68, Class SI, IO, 0.95s, 2035	1,303,982	55,619	4,239,970	180,849	4,255,290	181,502
IFB Ser. 06-14, Class S, IO, 0.9s, 2036	385,832	13,215	1,141,039	39,082	1,258,069	43,090
IFB Ser. 05-28, Class SA, IO, 0.85s, 2035	813,440	25,509	2,890,406	90,642	2,775,806	87,048
IFB Ser. 05-51, Class SJ, IO, 0.85s, 2035	384,899	15,444	1,250,706	50,185	1,255,030	50,359
IFB Ser. 05-68, Class S, IO, 0.85s, 2035	748,338	29,227	2,433,597	95,047	2,442,169	95,382
IFB Ser. 05-60, Class SJ, IO, 0.43s, 2034	634,293	16,180	--	--	--	--
Ser. 98-2, Class EA, PO, zero %, 2028	20,509	16,807	3,913	3,207	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	17,301	14,727	81,735	69,575	40,867	34,787
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.655s, 2039	2,457,438	110,873	7,185,357	324,183	8,532,049	384,942
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.046s, 2037	12,890,200	56,898	41,058,746	181,236	41,171,328	181,733
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.095s, 2042	10,530,772	172,770	24,652,545	404,456	21,168,324	347,293
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	794,000	806,204	1,462,000	1,484,471	1,658,000	1,683,483
Ser. 04-GG2, Class A6, 5.396s, 2038	298,000	299,392	865,000	869,040	953,000	957,451
Ser. 05-GG4, Class A4B, 4.732s, 2039	230,000	219,830	701,000	670,003	1,349,000	1,289,350
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.6s, 2015	87,000	87,326	124,000	124,465	114,000	114,428
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	281,644	282,000	283,655
Ser. 03-C1, Class X1, IO, 0.251s, 2040	7,861,915	139,077	6,465,226	114,370	9,317,361	164,824
Ser. 04-C1, Class X1, IO, 0.134s, 2028	5,773,182	41,495	7,865,370	56,532	7,865,370	56,532
Ser. 05-GG4, Class XC, IO, 0.103s, 2039	8,548,615	150,269	23,210,205	407,992	22,350,568	392,881
Ser. 06-GG6, Class XC, IO, 0.033s, 2038	3,484,191	12,113	34,863,876	121,206	25,190,004	87,575
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
8.2s, 2022	118,000	117,975	--	--	--	--
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	64,000	70,159	204,000	223,633	204,000	223,633
Ser. 06-CB16, Class A4, 5.552s, 2045	735,000	746,253	1,361,000	1,381,837	1,650,000	1,675,262
Ser. 06-CB14, Class A4, 5.481s, 2044	454,000	458,613	1,740,000	1,757,678	1,950,000	1,969,812
Ser. 06-CB14, Class AM, 5.445s, 2044	315,000	317,983	1,213,000	1,224,487	1,126,000	1,136,663
Ser. 06-LDP9, Class A3, 5.336s, 2047	2,934,000	2,929,423	4,617,000	4,609,797	4,008,000	4,001,748
Ser. 05-CB11, Class A4, 5.335s, 2037	454,000	453,707	1,348,000	1,347,131	1,490,000	1,489,039
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	95,878	420,000	402,687	400,000	383,511
Ser. 06-CB17, Class X, IO, 0.515s, 2043	2,430,364	100,641	13,276,528	549,781	14,246,275	589,938
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	3,230,000	115,085	5,633,000	200,704	5,280,000	188,126
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	13,426,182	11,426	49,911,456	42,475	49,911,456	42,475
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	38,714	240,000	244,509	260,000	264,885
Ser. 06-FL2A, Class X1, IO, 0.716s, 2018	6,774,351	32,632	34,765,312	167,465	37,096,251	178,693
Ser. 03-ML1A, Class X1, IO, 0.317s, 2039	816,351	30,135	--	--	--	--
Ser. 05-LDP2, Class X1, IO, 0.078s, 2042	17,096,201	292,505	41,837,651	715,816	34,948,004	597,939
Ser. 05-CB12, Class X1, IO, 0.073s, 2037	4,270,634	47,044	12,224,110	134,656	11,750,912	129,444
Ser. 05-LDP1, Class X1, IO, 0.069s, 2046	3,238,249	30,485	7,974,570	75,073	7,630,685	71,836
Ser. 05-LDP4, Class X1, IO, 0.047s, 2042	11,419,919	104,831	24,026,593	220,557	28,950,488	265,757
Ser. 05-LDP3, Class X1, IO, 0.043s, 2042	16,384,766	125,446	17,409,434	133,291	29,240,231	223,871
Ser. 06-LDP6, Class X1, IO, 0.036s, 2043	--	--	22,881,388	124,239	16,495,792	89,567
Ser. 06-CB14, Class X1, IO, 0.035s, 2044	12,378,762	58,025	27,692,059	129,807	30,110,854	141,145
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	22,930,915	105,697	69,340,759	319,618	76,334,419	351,854
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	151,889	136,004	138,244
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	149,933	145,590	136,463
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	130,353	127,000	125,415
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	215,874	215,000	208,130
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	287,000	284,063	877,000	868,026	1,694,000	1,676,666
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	116,692	362,000	349,113	400,000	385,760
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,784,770	89,935	9,538,769	480,659	10,255,677	516,784
Ser. 05-C3, Class XCL, IO, 1/8s, 2040	3,234,158	69,839	14,490,859	312,916	11,946,603	257,975
Ser. 05-C2, Class XCL, IO, 0.111s, 2040	16,168,385	165,467	32,300,119	330,559	42,837,009	438,394
Ser. 05-C5, Class XCL, IO, 0.097s, 2020	5,020,639	72,179	13,989,760	201,124	15,075,841	216,738
Ser. 05-C7, Class XCL, IO, 0.083s, 2040	12,526,091	118,873	32,530,536	308,715	32,617,840	309,543
Ser. 06-C7, Class XCL, IO, 0.065s, 2038	1,296,833	22,796	6,932,105	121,853	7,454,038	131,027
Ser. 06-C1, Class XCL, IO, 0.061s, 2041	10,590,257	118,717	--	--	30,836,102	345,673
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.1s, 2014	--	--	356,000	356,000	345,000	345,000
FRB Ser. 04-LLFA, Class H, 6.3s, 2017	175,000	175,465	184,000	184,489	214,000	214,568
FRB Ser. 05-LLFA, 6.15s, 2018	23,000	22,943	93,000	92,768	89,000	88,778
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.8s, 2036	726,823	34,132	2,010,135	94,396	2,261,765	106,213
IFB Ser. 06-5, Class 1A3, IO, 0.05s, 2036	198,094	893	550,046	2,481	611,589	2,758
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.051s, 2049	16,205,000	245,754	47,426,000	719,230	40,561,000	615,120
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 5.967s, 2022	5,468,000	226,922	4,841,000	200,902	5,713,000	237,090
FRB Ser. 06-1, Class TM, 5.85s, 2022	555,000	557,945	492,000	494,611	580,000	583,078
Ser. 06-1, Class X1A, IO, 1.186s, 2022	27,048,526	387,849	24,136,958	346,100	28,568,281	409,641
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.913s, 2030	--	--	137,000	147,615	127,000	136,840
Ser. 96-C2, Class JS, IO, 2.329s, 2028	518,768	39,840	305,958	23,497	116,737	8,965
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.064s, 2043	4,549,578	61,490	15,399,258	208,131	14,812,120	200,195
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.152s, 2039	2,925,270	64,333	7,982,599	175,555	9,447,661	207,775
Ser. 05-LC1, Class X, IO, 0.107s, 2044	2,510,438	23,633	7,569,155	71,257	8,329,954	78,419
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.081s, 2039	4,571,000	25,176	20,236,000	111,456	21,892,000	120,577
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.006s, 2040	208,766	67,131	531,404	170,880	520,417	167,347
Ser. 06-C4, Class X, IO, 5.475s, 2016	1,015,000	354,225	2,542,000	887,133	2,615,000	912,610
Ser. 05-C3, Class X, IO, 5.158s, 2044	413,692	128,503	654,513	203,308	655,512	203,618
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.63s, 2043	997,015	59,580	2,892,342	172,841	4,654,068	278,118
Ser. 05-HQ6, Class X1, IO, 0.073s, 2042	8,262,548	83,917	18,227,754	185,126	18,106,843	183,898
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	67,000	70,043	--	--	--	--
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	271,174	827,000	806,693	915,000	892,532
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	140,946	427,000	417,943	473,000	462,968
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	14,000	14,206	124,000	125,828	115,000	116,695
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	347,472	340,000	299,090
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	330,830	350,000	293,140
Ser. 05-HQ5, Class X1, IO, 0.073s, 2042	7,845,078	62,822	11,043,784	88,437	10,532,900	84,345
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.09s, 2030	53,000	54,226	215,000	219,973	206,000	210,765
Ser. 97-MC2, Class X, IO, 1.179s, 2012	556,363	1,630	154,140	452	--	--
Permanent Financing PLC FRB Ser. 8, Class 2C, 5 3/4s,
2042 (United Kingdom)	165,000	164,990	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	842,561	757,000	784,525
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	115,634	189,000	185,211
Ser. 00-C2, Class J, 6.22s, 2033	--	--	276,000	281,981	291,000	297,306
Pure Mortgages 144A

FRB Ser. 04-1A, Class F, 8.9s, 2034 (Ireland)	116,000	116,290	558,000	559,395	544,000	545,360
Ser. 04-1A, Class E, 6.65s, 2034 (Ireland)	100,000	100,000	220,000	220,000	429,000	429,000
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.885s, 2036	2,575,147	127,212	7,804,888	385,561	7,542,866	372,618
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	199,699	200,000	199,699
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	151,844	165,000	145,664
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	98,337	112,000	94,946
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	93,910	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	66,779	74,000	65,022
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	449,000	450,414	3,151,000	3,160,922	2,818,000	2,826,873
Ser. 05-C17, Class A4, 5.083s, 2042	236,000	231,904	1,493,000	1,467,088	1,424,000	1,399,286
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	206,911	637,000	613,034	705,000	678,476
Ser. 06-C28, Class XC, IO, 0.381s, 2048	2,815,075	79,554	7,080,675	200,100	8,410,238	237,673
Ser. 06-C29, IO, 0.372s, 2048	17,933,000	547,315	47,143,000	1,438,804	42,951,000	1,310,865
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.65s, 2018	--	--	164,000	163,770	156,000	155,782
Ser. 03-C3, Class IOI, IO, 0.311s, 2035	520,278	15,754	3,909,093	118,370	3,912,829	118,483
Ser. 05-C18, Class XC, IO, 0.082s, 2042	12,800,776	133,128	21,842,811	227,165	25,221,641	262,305
Ser. 06-C23, Class XC, IO, 0.045s, 2045	4,897,322	30,461	32,279,255	200,777	35,432,804	220,392
Ser. 06-C26, Class XC, IO, 0.037s, 2045	17,896,277	68,901	14,255,103	54,882	8,828,297	33,989
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
5.303s, 2043	453,000	23,747	2,423,000	127,018	2,605,000	136,559
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	44,457	44,000	42,524
Ser. 06-SL1, Class A, 5.303s, 2043	1,169,000	1,169,185	2,111,000	2,111,333	2,314,000	2,314,365
Ser. 05-C1A, Class F, 5.3s, 2036	107,000	102,994	--	--	--	--

Total collateralized mortgage obligations (cost $61,659,798,
$174,866,654 and $180,417,257)		$60,749,900		$171,679,909		$177,630,633

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 2.1%		Balanced 5.5%		Conservative 16.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations		--%		--%		--%
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from August 15, 2029 to
September 15, 2029	$--	$--	$--	$--	$2,099	$2,180
		--		--		2,180

U.S. Government Agency Mortgage Obligations		2.1%		5.5%		16.8%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2009 to October 1, 2021	1,349,764	1,367,819	9,879,845	10,013,288	19,024,437	19,280,583
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036	79,958	79,083	395,874	391,977	395,874	391,977
5 1/2s, with due dates from August 1, 2012 to
April 1, 2020	680,666	680,377	410,398	411,510	540,268	541,852
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036	1,353,350	1,397,656	2,564,230	2,649,612	4,360,829	4,477,004
7s, with due dates from December 1, 2015 to
March 1, 2018	25,165	26,008	--	--	565,464	590,381
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034	35,112	35,800	494,181	504,303	921,090	939,116
6s, with due dates from July 1, 2021 to July 1, 2036	4,532,653	4,596,825	9,073,823	9,195,354	30,049,288	30,468,188
6s, with due dates from March 1, 2009 to June 1, 2021	1,843,558	1,870,752	35,830,388	36,341,709	54,727,355	55,503,938
6s, TBA, January 1, 2022	29,500,000	29,905,625	36,500,000	37,001,875	39,400,000	39,941,750
5 1/2s, with due dates from June 1, 2035 to
January 1, 2037	614,675	607,823	410,847	406,161	369,084	364,985
5 1/2s, with due dates from September 1, 2013 to
February 1, 2021	416,096	416,258	1,444,674	1,445,876	1,459,771	1,461,897
5s, with due dates from May 1, 2021 to May 1, 2036	2,429,356	2,347,429	12,020,325	11,619,142	7,790,129	7,522,495
5s, December 1, 2020	9,025	8,879	--	--	--	--
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	1,916,078	1,822,331	1,021,131	958,780	1,024,005	962,231
4 1/2s, with due dates from April 1, 2020 to
October 1, 2020	1,064,004	1,027,021	5,936,302	5,729,459	3,555,541	3,431,652
		46,189,686		116,669,046		165,878,049
Total U.S. government and agency mortgage obligations (cost
$46,301,386, $116,768,085 and $166,213,799)		$46,189,686		$116,669,046		$165,880,229

U.S. TREASURY OBLIGATIONS(a)	Growth 0.1%		Balanced 0.2%		Conservative 0.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$200,000	$194,188	$3,400,000	$3,301,188	$2,500,000	$2,427,344
4 1/4s, November 15, 2013	20,000	19,475	100,000	97,375	--	--
3 1/2s, November 15, 2009	1,700,000	1,644,352	--	--	--	--

Total U.S. treasury obligations (cost $1,899,031, $3,518,592
and $2,513,331)		$1,858,015		$3,398,563		$2,427,344

ASSET-BACKED SECURITIES(a)	Growth 1.2%		Balanced 2.9%		Conservative 6.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.69s, 2034	$4,729	$4,730	$12,221	$12,225	$11,933	$11,937
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	11,467	11,362	14,609	14,475	14,030	13,901
Ace Securities Corp. FRB Ser. 04-HE3, Class A2A,
5.72s, 2034	1,428	1,429	--	--	--	--
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.4s, 2013	159,000	161,069	--	--	212,000	214,758
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,948	9,736	15,405	15,078	14,965	14,647
Ser. 04-6N, Class Note, 4 3/4s, 2035	12,795	12,503	18,083	17,670	17,912	17,504
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	410,574	412,038	764,075	766,800	543,550	545,488
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.85s, 2012	143,011	143,033	872,860	872,997	700,261	700,370
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	--	--	7,278	7,278	4,632	4,631
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.85s, 2036	--	--	142,000	123,976	261,000	227,871
FRB Ser. 04-R10, Class A5, 5.74s, 2034	4,763	4,765	--	--	--	--
FRB Ser. 04-R11, Class A2, 5.72s, 2034	17,508	17,547	--	--	--	--
Amortizing Residential Collateral Trust FRB Ser. 04-1,
Class A4, 5.67s, 2034	13,126	13,129	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	296,823	223,000	231,439
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	237,992	227,202	225,046
Argent Securities, Inc. Ser. 04-W11, Class A3, 5.68s,
2034	10	10	--	--	--	--
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	--	--	89,000	67,010	58,000	43,670
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.85s, 2035	50,000	40,233	--	--	117,000	94,144
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE8, Class A2, 5.73s, 2034	15,240	15,246	--	--	--	--
FRB Ser. 04-HE7, Class A2, 5.73s, 2034	40,407	40,421	--	--	--	--
FRB Ser. 04-HE9, Class A2, 5.72s, 2034	8,310	8,315	15,899	15,907	15,537	15,545
FRB Ser. 04-HE6, Class A2, 5.71s, 2034	148,316	149,088	525,245	527,982	503,895	506,521
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	9,065	9,071	67,121	67,169	66,474	66,521
Banc of America Mortgage Securities

Ser. 04-D, Class 2A, IO, 0.433s, 2034	892,746	3,716	3,042,000	12,661	2,928,366	12,188
Ser. 05-E, Class 2, IO, 0.306s, 2035	2,264,000	13,562	7,566,000	45,323	7,285,000	43,639
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.38s, 2011	110,000	111,254	280,000	283,192	250,000	252,850
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	61,233	139,000	137,281	134,000	132,342
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	98,744	46,000	45,422	45,000	44,435
Bayview Commercial Asset Trust 144A
Ser. 06-4A, Class IO, IO, 1.14s, 2036	385,287	48,125	1,119,926	139,887	1,325,546	165,571
Bayview Financial Acquisition Trust
FRB Ser. 03-F, Class A, 6.1s, 2043	194,125	194,215	316,297	316,442	289,814	289,947
FRB Ser. 03-G, Class A1, 5.95s, 2039	550,000	550,260	1,012,000	1,012,479	944,000	944,447
Ser. 04-B, Class A1, 5.85s, 2039	--	--	861,452	861,448	1,131,240	1,131,235
FRB Ser. 04-D, Class A, 5.74s, 2044	131,298	131,367	429,168	429,395	418,978	419,199
Ser. 05-B, Class A, IO, 4.59s, 2039	1,725,043	43,737	1,557,072	39,478	4,316,196	109,433
Ser. 04-D, Class A, IO, 3.938s, 2007	613,566	8,625	1,861,092	26,161	1,815,993	25,528
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.7s, 2038	62,643	63,131	186,472	187,926	145,681	146,817
FRB Ser. 03-SSRA, Class A, 6.05s, 2038	62,643	63,075	186,472	187,758	145,681	146,686
FRB Ser. 04-SSRA, Class A1, 5.95s, 2039	149,286	150,301	216,979	218,455	210,255	211,685
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.876s, 2034	45,398	45,213	119,958	119,469	109,436	108,989
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.35s, 2035	--	--	146,000	121,431	161,000	133,907
FRB Ser. 06-PC1, Class M9, 7.1s, 2035	--	--	--	--	100,000	82,547
FRB Ser. 03-3, Class A2, 5.94s, 2043	125,204	125,517	434,763	435,850	343,078	343,936
FRB Ser. 03-1, Class A1, 5.85s, 2042	128,208	128,628	365,779	366,979	260,232	261,086
FRB Ser. 05-3, Class A1, 5.8s, 2035	211,890	212,552	--	--	--	--
FRB Ser. 03-ABF1, Class A, 5.72s, 2034	28,062	28,110	--	--	--	--
FRB Ser. 04-HE9, Class 1A2, 5.72s, 2032	4,282	4,282	--	--	--	--
FRB Ser. 06-2, Class A1, 5.45s, 2036	427,713	427,780	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.6s, 2036	--	--	108,000	96,812	--	--
Bennington Finance, Ltd. 144A FRB Ser. D, 8.865s, 2007
(Cayman Islands)	--	--	110,000	110,924	115,000	115,966
Bombardier Capital Mortgage Securitization Corp.
Ser. 99-B, Class A2, 6.975s, 2012	--	--	54,405	38,900	70,154	50,160
Ser. 01-A, Class A, 6.805s, 2030	151,653	153,835	232,383	235,727	222,198	225,395
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	--	--	500,000	505,800	500,000	505,800
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.1s, 2010	--	--	65,000	66,107	53,000	53,903
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	11,704	11,540	46,147	45,501	42,803	42,204
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.85s, 2011 (Cayman Islands)	--	--	116,116	120,116	148,658	153,779
FRB Ser. 04-AA, Class B3, 8.7s, 2011 (Cayman Islands)	--	--	15,183	15,442	15,183	15,442
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.43s, 2010	170,000	172,267	470,000	476,268	420,000	425,601
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 5 3/4s, 2034	131,897	132,262	--	--	--	--
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	13,777	13,594	26,202	25,854	33,030	32,591
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	--	--	6,282	6,013	6,103	5,842
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.454s, 2010	110,000	110,985	240,000	242,148	210,000	211,880
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.85s, 2035	41,000	31,316	--	--	--	--
FRB Ser. 05-HE4, Class M12, 7.4s, 2035	49,000	35,956	--	--	--	--
Ser. 03-HE3, Class A, 5.7s, 2033	895,218	899,973	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 5.76s, 2033	353,476	355,354	--	--	--	--
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	133,307	455,000	497,169	286,000	312,506
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	136,822	28,453	515,935	107,293	324,953	67,577
Ser. 00-4, Class A6, 8.31s, 2032	--	--	2,319,000	2,004,002	2,443,000	2,111,158
Ser. 00-5, Class A6, 7.96s, 2032	--	--	746,000	648,463	999,000	868,385
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	538,037	676,000	713,163
Ser. 01-4, Class A4, 7.36s, 2033	507,000	525,692	1,270,000	1,316,822	1,243,000	1,288,827
Ser. 01-1, Class A5, 6.99s, 2032	691,000	676,472	3,511,000	3,437,181	3,063,000	2,998,600
Ser. 01-3, Class A4, 6.91s, 2033	--	--	393,000	379,414	387,000	373,622
Ser. 02-1, Class A, 6.681s, 2033	246,853	250,140	770,599	780,860	628,234	636,600
Ser. 01-1, Class A4, 6.21s, 2032	32,489	32,499	124,402	124,443	120,572	120,612
Ser. 01-3, Class A3, 5.79s, 2033	--	--	141,219	141,167	107,452	107,413
Ser. 01-1, Class A, IO, 2 1/2s, 2032	769,725	693	2,843,058	2,559	1,801,208	1,621
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,854,783	20,217	5,826,208	63,506	3,626,375	39,527
Ser. 01-4, Class A, IO, 2 1/2s, 2033	782,552	12,443	1,753,516	27,881	1,164,379	18,514
Countryplace Manufactured Housing Contract Ser. 05-1,
Class A1, 4.23s, 2035	100,558	99,823	--	--	--	--
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.45s, 2036	275,936	466	769,275	1,298	852,892	1,439
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	143,400	717	475,014	2,375	455,097	2,275
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	100,344	227	280,008	634	290,521	658
Countrywide Asset Backed Certificates
FRB Ser. 04-8, Class 2A2, 5.7s, 2032	75,985	76,008	--	--	--	--
FRB Ser. 04-5, Class 4A3, 5.67s, 2034	88,093	88,300	310,298	311,026	298,728	299,428
FRB Ser. 04-13, Class AV2, 5.61s, 2034	23,931	23,940	84,338	84,370	80,853	80,884
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	6,272	6,126	18,360	17,933	17,025	16,629
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	--	--	24,142	24,157	22,921	22,935
Ser. 04-14N, 5s, 2036	3,388	3,329	13,348	13,117	13,213	12,984
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.339s, 2046	892,932	37,391	2,643,331	110,689	2,913,392	121,998
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,233,022	28,128	3,429,148	78,227	3,275,318	74,718
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	146,704	154,270	--	--	274,500	288,657
IFB Ser. 05-R1, Class 1AS, IO, 0.808s, 2035 (SN)	330,372	10,103	2,362,124	72,236	2,355,608	72,036
IFB Ser. 05-R2, Class 1AS, IO, 0.423s, 2035 (SN)	307,082	9,628	1,987,989	62,333	1,831,999	57,442
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 5.9s, 2032	49,310	49,433	--	--	--	--
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	346,310	313,000	319,749
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	63,169	61,951	88,237	86,535	96,258	94,402
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	209,076	214,000	219,325
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.89s, 2035	--	--	143,000	143,234	138,000	138,226
FRB Ser. 04-4, Class 2A, 5.67s, 2035	792	792	--	--	--	--
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	--	--	16,152	410	14,683	373
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF10, Class A2, 5 3/4s, 2032	107,521	107,680	--	--	--	--
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	140,000	137,061	240,000	234,962	130,000	127,271
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	--	--	42,218	6,763	40,943	6,559
Ser. 04-3, Class A, 4 1/2s, 2034	471	431	1,473	1,348	1,207	1,105
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	142,000	141,468	197,000	196,261	184,000	183,310
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.83s, 2010	100,000	100,062	403,620	403,870	374,560	374,792
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.65s, 2019	--	--	269,000	268,997	271,000	270,997
Ser. 04-1A, Class B, 6.17s, 2018	35,488	35,747	38,681	38,964	37,617	37,892
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	439,901	442,000	438,908
GEBL 144A
Ser. 04-2, Class D, 8.1s, 2032	--	--	146,335	144,063	179,975	177,180

Ser. 04-2, Class C, 6.2s, 2032	--	--	109,331	109,330	179,975	179,974
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	1,054,900	25,212	653,100	15,609	796,600	19,039
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C, 6.924s, 2043 (United Kingdom)	275,000	279,777	--	--	--	--
FRB Ser. 03-3, Class 1C, 6.824s, 2044 (United Kingdom)	60,000	60,775	230,000	232,972	--	--
FRB Ser. 02-1, Class 1C, 6.674s, 2042 (United Kingdom)	--	--	232,705	233,152	224,394	224,825
FRB Ser. 02-2, Class 1C, 6.626s, 2043 (United Kingdom)	90,000	90,499	230,000	231,276	220,000	221,221
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	226,748	322,794	307,266
Ser. 99-5, Class A5, 7.86s, 2030	464,000	455,880	2,863,000	2,812,898	2,408,000	2,365,860
Ser. 97-2, Class A7, 7.62s, 2028	228,492	237,405	--	--	--	--
Ser. 97-6, Class A9, 7.55s, 2029	79,569	82,349	--	--	148,594	153,785
Ser. 97-4, Class A7, 7.36s, 2029	15,628	16,108	61,091	62,967	131,653	135,697
Ser. 95-8, Class M1, 7.3s, 2026	52,281	55,270	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	448,091	625,000	623,734
Ser. 97-6, Class M1, 7.21s, 2029	219,000	209,009	491,000	468,600	818,000	780,682
Ser. 96-2, Class A4, 7.2s, 2027	332,417	338,366	--	--	--	--
Ser. 97-6, Class A8, 7.07s, 2029	58,223	59,254	--	--	65,541	66,702
Ser. 99-4, Class A5, 6.97s, 2031	65,423	65,684	--	--	--	--
Ser. 97-7, Class A8, 6.86s, 2029	11,149	11,308	43,581	44,204	93,919	95,262
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	235,000	229,965	228,000	223,115
Ser. 99-2, Class A7, 6.44s, 2030	--	--	624,797	614,399	870,769	856,278
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	158,070	146,189	750,194	693,807	715,514	661,733
Ser. 99-5, Class A4, 7.59s, 2028	239,461	243,335	524,225	532,706	359,191	365,003
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	723,840	20,245	2,010,846	56,241	1,923,279	53,792
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	254,900	252,014	249,378
GSAMP Trust FRB Ser. 05-HE3, Class A1B, 5.61s, 2035	153,079	153,167	--	--	--	--
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	3,974	3,965	10,473	10,450	10,059	10,037
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	46,225	49,213	--	--	91,166	97,058
Ser. 05-RP3, Class 1A3, 8s, 2035	145,117	153,138	--	--	284,759	300,497
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	119,844	124,960	--	--	234,896	244,921
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	91,908	96,959	250,883	264,671	240,326	253,534
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	119,522	124,591	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	104,839	109,297	288,877	301,161	275,773	287,498
IFB Ser. 04-4, Class 1AS, IO, 0.706s, 2034 (SN)	3,499,778	106,541	2,163,393	65,858	10,523,766	320,366
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.859s, 2035	211,368	209,443	503,222	498,638	528,797	523,980
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.9s, 2030 (Cayman Islands)	--	--	250,000	250,700	250,000	250,700
FRB Ser. 05-1A, Class D, 6.88s, 2030 (Cayman Islands)	--	--	380,589	380,589	365,038	365,038
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	--	--	148,112	144,535	162,644	158,715
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5 7/8s, 2036 (Cayman Islands)	--	--	584,564	580,180	531,965	527,976
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.094s,
2040 (United Kingdom)	58,000	58,010	164,000	164,030	164,000	164,030
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 5.74s, 2035	121,090	121,123	--	--	--	--
FRB Ser. 04-8, Class A4, 5.71s, 2035	10,294	10,298	--	--	--	--
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	5,411	5,312	--	--	10,333	10,145
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	94,000	92,884	90,000	88,932	84,000	83,003
Impac CMB Trust FRB Ser. 04-8, Class 1A, 5.71s, 2034	20,002	20,011	--	--	--	--
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	175,000	169,691	171,000	165,812	176,000	170,660
Lehman Mortgage Trust
IFB Ser. 06-7, Class 4A2, IO, 2.4s, 2036	--	--	1,142,266	61,123	1,229,567	65,794
Ser. 06-9, Class 2A2, IO, 1.27s, 2036	1,444,000	69,659	1,933,000	93,248	1,774,000	85,578
Ser. 06-9, Class 2A3, IO, 1.27s, 2036	--	--	2,772,000	150,169	2,554,000	138,359
IFB Ser. 06-8, Class 2A2, IO, 1.23s, 2036	--	--	596,518	23,035	1,391,874	53,749
IFB Ser. 06-7, Class 2A4, IO, 1.2s, 2036	--	--	3,343,691	124,427	3,594,319	133,754
IFB Ser. 06-7, Class 2A5, IO, 1.2s, 2036	--	--	2,891,254	151,039	3,107,924	162,357
IFB Ser. 06-6, Class 1A2, IO, 1.15s, 2036	--	--	1,214,146	48,249	1,342,919	53,367
IFB Ser. 06-6, Class 1A3, IO, 1.15s, 2036	--	--	1,598,734	77,492	1,763,397	85,473
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036	--	--	1,205,847	1,957	1,332,119	2,162
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	--	--	1,339,878	6,560	1,438,355	7,042
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.35s,
2036 (Cayman Islands)	105,000	111,124	595,000	629,700	460,000	486,827
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	34,462	34,239	37,015	36,775
FRB Ser. 02-1A, Class A1, 6.05s, 2024	29,748	29,958	126,062	126,952	124,000	124,876
Ser. 04-2A, Class D, 5.389s, 2026	--	--	24,317	23,500	23,849	23,048
Ser. 04-1A, Class C, 5.265s, 2026	--	--	61,845	60,911	57,428	56,560
Master Asset Backed Securities Trust
FRB Ser. 04-HE1, Class A1, 5 3/4s, 2034	9,959	9,977	--	--	--	--
FRB Ser. 04-OPT2, Class A2, 5.7s, 2034	53,218	53,286	--	--	--	--
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.661s, 2034	64,645	65,234	159,188	160,638	159,592	161,046
Ser. 04-13, Class 3A6, 3.786s, 2034	266,000	255,871	771,000	741,640	838,000	806,089
Ser. 06-OA1, Class X, IO, 2.025s, 2046	1,642,235	61,584	1,403,316	52,624	3,792,506	142,219
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	177,589	3,968	605,102	13,520	582,521	13,016
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	437,688	1,231	1,491,076	4,194	1,435,851	4,038
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	902	890	3,175	3,133	3,085	3,044
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	122,781	127,774	342,031	355,942	326,370	339,644
Ser. 05-2, Class 1A3, 7 1/2s, 2035	162,209	168,772	--	--	615,596	640,503
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.53s, 2010	170,000	172,393	470,000	476,617	420,000	425,913
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.97s, 2027	334,436	317,714	480,392	456,373	395,347	375,579
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 02-HE1, Class A2, 6.35s, 2032	7,887	7,891	--	--	--	--
FRB Ser. 04-HE2, Class A1A, 5 3/4s, 2035	16,846	16,859	--	--	--	--
FRB Ser. 04-WMC5, Class A2A, 5.72s, 2035	4,090	4,094	--	--	--	--
FRB Ser. 05-A9, Class 3A1, 5.291s, 2035	496,517	493,414	1,442,013	1,433,001	1,567,904	1,558,104
Ser. 04-WMC3, Class B3, 5s, 2035	31,000	30,632	92,000	90,908	85,000	83,991
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	2,712	2,671	4,254	4,191	3,927	3,868
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	5,036	4,960	8,259	8,135	7,184	7,077
Ser. 05-WM1N, Class N1, 5s, 2035	1,623	1,610	4,508	4,472	4,308	4,274
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,604	1,574	3,041	2,983	3,759	3,688
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	5,488	5,419	5,873	5,800	5,755	5,683
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	--	--	12,179	11,814	10,884	10,557
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	55,571	55,001	214,077	211,877	165,451	163,752
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class A4, 5.73s, 2034	50,133	50,169	--	--	--	--
FRB Ser. 04-WMC3, Class A2PT, 5.64s, 2035	19,552	19,567	49,944	49,981	49,326	49,363
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	--	--	42,326	42,229	30,259	30,189
Ser. 04-HB2, Class E, 5s, 2012	--	--	60,848	60,147	56,868	56,212
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.396s, 2035	431,865	431,056	761,609	760,181	1,279,601	1,277,203
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036	168,793	545	708,930	2,287	761,443	2,457
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.864s, 2015 (Cayman Islands)	141,000	141,099	245,000	245,172	232,000	232,162
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	58,661	57,351	137,853	134,776	132,721	129,757
Ser. 04-B, Class C, 3.93s, 2012	13,313	13,007	51,439	50,255	56,886	55,577
New Century Home Equity Loan Trust
FRB Ser. 04-3, Class A3, 5.74s, 2034	1,274	1,275	--	--	--	--
Ser. 03-5, Class AI7, 5.15s, 2033	98,000	94,897	333,000	322,457	292,000	282,755
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,

8.55s, 2038 (Cayman Islands)	--	--	139,000	139,695	109,000	109,545
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
6.522s, 2035	85,824	87,809	113,572	116,199	110,991	113,558
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	106,627	111,025	98,054	102,098
Novastar Home Equity Loan
FRB Ser. 04-4, Class A1B, 5 3/4s, 2035	12,848	12,860	--	--	--	--
FRB Ser. 04-3, Class A3D, 5.71s, 2034	10,797	10,802	--	--	--	--
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	85,200	67,271	331,458	261,707	324,313	256,065
Ser. 95-B, Class B1, 7.55s, 2021	--	--	185,000	122,082	267,000	176,193
Ser. 01-E, Class A4, 6.81s, 2031	680,752	601,669	897,564	793,294	971,978	859,063
Ser. 99-A, Class A3, 6.09s, 2029	268,920	250,060	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	185,199	23,136	632,411	79,005	424,063	52,977
Ser. 02-C, Class A1, 5.41s, 2032	334,236	290,110	987,383	857,025	913,712	793,081
Ser. 01-D, Class A2, 5.26s, 2019	58,143	40,784	--	--	355,423	249,306
Ser. 02-A, Class A2, 5.01s, 2020	244,394	188,367	--	--	122,197	94,184
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	--	--	101,142	90,427	133,864	119,683
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.676s, 2018 (Ireland)	23,000	23,297	133,000	134,716	123,000	124,587
FRB Ser. 05-A, Class D, 6.876s, 2012 (Ireland)	27,000	26,997	149,000	148,985	150,000	149,985
Option One Mortgage Loan Trust
FRB Ser. 05-4, Class M11, 7.85s, 2035	--	--	46,000	39,505	51,000	43,799
FRB Ser. 04-3, Class A3, 5.65s, 2034	1,751	1,752	--	--	--	--
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	53,970	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	129,860	127,430	82,966	81,414	76,653	75,219
Park Place Securities, Inc.
FRB Ser. 04-MCW1, Class A2, 5.73s, 2034	117,433	117,507	--	--	--	--
FRB Ser. 04-WCW1, Class A2, 5.73s, 2034	94,743	94,777	335,539	335,662	321,938	322,055
FRB Ser. 04-WHQ2, Class A3A, 5.7s, 2035	15,219	15,223	122,905	122,941	119,216	119,251
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.85s, 2034	--	--	88,000	82,712	97,000	91,171
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	--	--	8,143	8,006	8,143	8,006
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6 1/2s, 2042 (United Kingdom)	110,000	111,058	280,000	282,693	270,000	272,597
FRB Ser. 4, Class 3C, 6.153s, 2042 (United Kingdom)	177,000	178,634	500,000	504,615	503,000	507,643
FRB Ser. 5, Class 2C, 6.003s, 2042 (United Kingdom)	169,000	169,453	445,000	446,192	405,000	406,084
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.36s, 2011 (United Kingdom)	134,000	133,994	474,000	473,980	422,000	421,982
FRB Ser. 04-2A, Class C, 6.24s, 2011 (United Kingdom)	--	--	183,000	182,445	169,000	168,487
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 5.69s, 2034	8,070	8,078	--	--	--	--
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.2s, 2011	100,000	100,314	266,000	266,835	265,000	265,832
FRB Ser. 04-EA, Class D, 6.28s, 2011	217,000	218,349	125,000	125,777	116,000	116,721
Ser. 04-DA, Class D, 4.4s, 2011	--	--	201,000	198,056	186,000	183,275
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 5.77s, 2034	255,805	256,035	--	--	--	--
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	117,961	117,411	384,576	382,783	241,940	240,812
FRB Ser. 06-RZ2, Class A2, 5.52s, 2036	289,000	288,910	--	--	--	--
Residential Asset Securities Corp.
FRB Ser. 04-KS10, Class A, 5.67s, 2029	18,771	18,777	--	--	--	--
FRB Ser. 06-EMX3, Class A2, 5 1/2s, 2036	1,216,000	1,216,730	--	--	--	--
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.1s, 2035	43,000	38,611	229,000	205,626	251,000	225,380
Ser. 04-NT12, Class Note, 4.7s, 2035	--	--	1,868	1,854	1,974	1,958
Ser. 04-NT, Class Note, 4 1/2s, 2034	23,565	22,792	34,247	33,125	36,918	35,708
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.2s, 2036	102,648	1,163	288,204	3,265	299,061	3,388
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	359,954	334,173	1,272,618	1,181,466	1,413,533	1,312,288
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.61s, 2033	162,763	162,890	388,277	388,581	427,497	427,831
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	2,566	488	3,381	642	7,825	1,487
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	18,358	1,168	4,166	265	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	--	--	49,405	1,685	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	11,295	1,129	1,852	185	1,067	107
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	--	--	3,582	287	2,792	223
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	--	--	13,439	538	10,582	423
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	--	--	17,378	348	11,202	224
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	3,879	3,863	--	--	9,912	9,872
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	8,064	7,988	15,523	15,377	12,554	12,436
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	9,928	9,863	14,756	14,658	14,181	14,087
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	12,119	11,895	33,587	32,966	32,084	31,490
Ser. 05-WF1A, Class A, 4 3/4s, 2035	2,677	2,670	--	--	7,038	7,020
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
5.69s, 2034	78,287	78,335	--	--	--	--
Sequoia Mortgage Funding Co. 144A Ser. 04-A,
Class AX1, IO, 0.8s, 2008	1,486,644	7,942	--	--	--	--
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034	7,048	282	13,365	535	12,843	514
Ser. 04-HE1N, Class Note, 4.94s, 2034	30,811	1,232	31,792	1,272	31,792	1,272
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.85s, 2035	58,000	49,532	--	--	134,000	114,436
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.277s, 2035	239,039	237,870	588,051	585,175	621,654	618,614
Ser. 04-8, Class 1A3, 4.646s, 2034	37,451	37,752	18,515	18,664	34,085	34,358
Ser. 05-9, Class AX, IO, 0.952s, 2035	2,503,424	37,301	6,809,506	101,462	6,511,334	97,019
Ser. 04-19, Class 2A1X, IO, 0.672s, 2035	832,558	8,783	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	72,081	72,074	271,327	271,300	280,586	280,558
Structured Asset Investment Loan Trust 144A
FRB Ser. 05-HE3, Class M11, 7.85s, 2035	--	--	--	--	225,000	168,948
FRB Ser. 06-BNC2, Class B1, 7.85s, 2036	--	--	117,000	102,280	24,000	20,980
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015	--	--	1,159,061	1,157,613	1,116,609	1,115,213
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.088s, 2034	188,857	175,408	657,252	610,451	629,797	584,952
IFB Ser. 05-6, Class 5A8, 3.2s, 2035	162,130	137,019	887,659	750,180	887,659	750,180
Structured Asset Securities Corp. 144A IFB Ser.
05-RF6, Class AIO, IO, 0.848s, 2043 (SN)	--	--	1,575,347	45,285	1,643,702	47,250
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.77s, 2035	15,189	15,194	63,316	63,338	60,205	60,226
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.43s, 2037	244,842	244,800	--	--	--	--
Thornburg Mortgage Securities Trust FRB Ser. 06-4,
Class A2B, 5.44s, 2011	351,542	351,541	--	--	--	--
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	--	--	349,000	357,263	299,000	306,079
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)	100,000	108,188	384,000	415,440	278,000	300,761
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)	200,000	208,632	--	--	--	--
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.148s, 2036	353,337	350,651	817,091	810,881	820,624	814,387
Ser. 05-AR16, Class 2A1, 4.945s, 2035	--	--	--	--	108,412	107,609
Ser. 05-AR2, Class 2A1, 4.544s, 2035	138,585	136,700	348,746	344,003	365,498	360,528
Ser. 04-R, Class 2A1, 4.36s, 2034	140,785	138,504	354,233	348,494	371,750	365,727
Ser. 05-AR9, Class 1A2, 4.354s, 2035	446,696	437,988	--	--	162,872	159,697
Ser. 05-AR12, Class 2A5, 4.32s, 2035	1,425,000	1,382,499	4,555,000	4,419,147	4,382,000	4,251,307
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	--	--	9,846,000	113,003	9,480,000	108,802
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	47,593	46,972	--	--	39,194	38,683
Ser. 04-3, Class D, 4.07s, 2012	19,759	19,562	79,754	78,961	72,569	71,848
Ser. 04-4, Class D, 3.58s, 2012	43,597	42,918	34,878	34,335	33,689	33,164
Ser. 04-1, Class D, 3.17s, 2011	12,109	12,042	31,579	31,403	30,629	30,458
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.277s, 2044 (United Kingdom)	--	--	348,700	348,686	349,632	349,618
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	15,279	15,223	43,677	43,518	70,581	70,324

Total asset-backed securities (cost $25,179,899, $60,859,078
and $63,068,069)		$25,030,226		$60,206,619		$62,404,998

PURCHASED OPTIONS OUTSTANDING(a)			Growth --%		Balanced --%		Conservative --%
	Expiration		Contract		Contract		Contract
	date/strike price		amount	Value	amount	Value	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07 / 5.28		$5,150,000	$67,978	$18,126,000	$239,256	$17,583,000	$232,089
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / 5.28		5,150,000	28,762	18,126,000	101,230	17,583,000	98,198

Total purchased options outstanding (cost $252,608, $889,080
and $862,446)				$96,740		$340,486		$330,287

WARRANTS(a)(NON)			Growth --%		Balanced --%		Conservative --%
	Expiration date	Strike Price	Warrants	Value	Warrants	Value	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$0.01	630	$6	--	$--	330	$3
Ubiquitel, Inc. 144A	4/15/10	22.74	--	--	--	--	590	6

Total warrants (cost $11,877, $-- and $34,031)				$6		$--		$9

PREFERRED STOCKS(a) (cost $--, $-- and $19,818)			Growth --%		Balanced --%		Conservative --%
			Shares	Value	Shares	Value	Shares	Value

Pliant Corp. 13.00% cum. pfd. (F)			--	$--	--	$--	24	$8,419

MUNICIPAL BONDS AND NOTES(a) (cost $--, $219,976 and $229,975)			Growth --%		Balanced --%		Conservative --%
			Principal		Principal		Principal
	Rating (RAT)		amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$--	$--	$220,000	$229,948	$230,000	$240,401

SHORT-TERM INVESTMENTS(a)			Growth 12.9%		Balanced 15.6%		Conservative 18.0%
			Principal		Principal		Principal
			amount/shares	Value	amount/shares	Value	amount/shares	Value

Atlantic Asset Securitization Corp. for an effective
yield of 5.34%; February 15, 2007			$4,000,000	$3,973,500	$--	$--	$--	$--
Barton Capital, LLC for an effective yield of 5.36%,
January 11, 2007			8,000,000	7,988,111	--	--	--	--
Bryant Park Funding, LLC for an effective yield
of 5.32%, February 26, 2007			4,700,000	4,659,406	--	--	--	--
Calyon for an effective yield of 5.15%,
February 26, 2007 (France)			2,050,000	2,049,602	2,550,000	2,549,508	1,300,000	1,299,748
CHARTA, LLC for an effective yield of 5.39%,
January 23, 2007			9,300,000	9,269,537	--	--	--	--
HBOS Treasury Services PLC for an effective yield
of 5.25%, April 5, 2007 (United Kingdom)			4,000,000	4,000,050	--	--	3,500,000	3,500,042
Short-term investments held as collateral for loaned
securities with yields ranging from 4.80% to 5.46% and
due dates ranging from January 2, 2007 to
February 28, 2007 (d)			100,917,861	100,766,184	89,693,435	89,559,147	12,336,422	12,317,803
Putnam Prime Money Market Fund (e)			144,582,995	144,582,995	236,557,009	236,557,009	160,367,420	160,367,420

Total short-term investments (cost $277,289,385, $328,665,664
and $177,485,013)				$277,289,385		$328,665,664		$177,485,013

TOTAL INVESTMENTS

Total investments (cost $1,955,353,971, $1,952,588,045 and
$947,869,043) (b)				$2,277,897,783		$2,227,082,206		$1,029,650,780

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $247,384,819) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$87,086,703	$84,499,607	1/17/07	$2,587,096
British Pound	16,173,545	16,181,006	3/22/07	(7,461)
Canadian Dollar	9,115,009	9,469,835	1/17/07	(354,826)
Danish Krone	844,368	850,055	3/22/07	(5,687)
Euro	39,338,753	39,212,632	3/22/07	126,121
Hong Kong Dollar	2,743,587	2,746,099	2/21/07	(2,512)
Japanese Yen	2,799,635	2,911,504	2/21/07	(111,869)
Mexican Peso	4,856,478	4,795,523	1/17/07	60,955
Norwegian Krone	41,992,237	42,468,179	3/22/07	(475,942)
South Korean Won	10,765,054	10,648,288	2/21/07	116,766
Swedish Krona	22,015,448	22,195,274	3/22/07	(179,826)
Swiss Franc	11,172,881	11,406,817	3/22/07	(233,936)

Total				$1,518,879

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $445,847,054) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,013,549	$13,662,757	1/17/07	$(350,792)
British Pound	41,043,828	41,372,363	3/22/07	328,535
Canadian Dollar	29,702,744	30,673,025	1/17/07	970,281
Euro	117,711,771	118,451,634	3/22/07	739,863
Japanese Yen	128,138,103	130,064,206	2/21/07	1,926,103
Mexican Peso	4,856,478	4,817,786	1/17/07	(38,692)
New Zealand Dollar	5,013,576	4,700,239	1/17/07	(313,337)
Norwegian Krone	28,961,038	29,558,310	3/22/07	597,272
Singapore Dollar	3,259,627	3,195,064	2/21/07	(64,563)
South African Rand	192,779	192,119	4/18/07	(660)
Swedish Krona	29,950,090	29,969,423	3/22/07	19,333
Swiss Franc	38,873,728	39,190,128	3/22/07	316,400

Total				$4,129,743

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	746	$55,443,542	Mar-07	$(158,227)
Canadian Government Bond 10 yr (Long)	11	1,075,064	Mar-07	(10,527)
Dow Jones Euro Stoxx 50 Index (Short)	2,128	116,733,144	Mar-07	(181,559)
Euro-Bobl 5 yr (Long)	23	3,302,776	Mar-07	(48,312)
Euro-Bund 10 yr (Long)	402	61,551,534	Mar-07	(1,396,109)
Euro-Bund 10 yr (Short)	113	17,301,799	Mar-07	390,396
Euro-Dollar 90-day (Long)	116	27,457,200	Mar-07	(48,653)
Euro-Dollar 90-day (Short)	131	31,007,700	Mar-07	2,806
Euro-Dollar 90-day (Long)	17	4,027,725	Jun-07	(3,671)
Euro-Dollar 90-day (Short)	5	1,184,625	Jun-07	1,049
Euro-Dollar 90-day (Long)	17	4,033,888	Sep-07	(2,383)
Euro-Dollar 90-day (Short)	4	949,150	Sep-07	539
Euro-Dollar 90-day (Short)	121	28,752,625	Dec-07	59,421
FTSE 100 Index (Short)	572	69,631,919	Mar-07	317,310
Japanese Government Bond 10 yr (Long)	38	42,795,094	Mar-07	(35,260)
Russell 2000 Index Mini (Long)	475	37,757,750	Mar-07	(321,504)
Russell 2000 Index Mini (Short)	703	55,881,470	Mar-07	553,964
S&P 500 Index (Long)	120	42,852,000	Mar-07	36,075
S&P 500 Index E-Mini (Long)	3,372	240,845,100	Mar-07	271,446
S&P 500 Index E-Mini (Short)	1,010	72,139,250	Mar-07	(85,345)
S&P ASX 200 Index (Short)	190	21,175,888	Mar-07	(225,712)
S&P Mid Cap 400 Index E-Mini (Long)	41	3,326,330	Mar-07	(60,932)
S&P Mid Cap 400 Index E-Mini (Short)	143	11,601,590	Mar-07	248,534
S&P/Toronto Stock Exchange 60 Index (Long)	490	62,842,521	Mar-07	208,274
Tokyo Price Index (Long)	394	55,692,262	Mar-07	2,438,899
Tokyo Price Index (Short)	33	4,664,580	Mar-07	(199,876)
U.K. Gilt 10 yr (Long)	426	90,210,508	Mar-07	(1,661,355)
U.S. Treasury Bond 20 yr (Long)	81	9,026,438	Mar-07	(196,902)
U.S. Treasury Bond 20 yr (Short)	47	5,237,563	Mar-07	100,989
U.S. Treasury Note 2 yr (Long)	240	48,967,500	Mar-07	(155,264)
U.S. Treasury Note 5 yr (Long)	402	42,235,125	Mar-07	(365,068)
U.S. Treasury Note 5 yr (Short)	549	57,679,313	Mar-07	472,201
U.S. Treasury Note 10 yr (Long)	1,387	149,059,157	Mar-07	(1,614,872)
U.S. Treasury Note 10 yr (Short)	1,954	209,993,938	Mar-07	3,104,279

Total				$1,434,651

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $477,767) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	$1,078,000	May 08 / 5.70	$50,771
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,078,000	May 08 / 5.70	12,591
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	3,430,000	Jul 07 / 4.55	7,456
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	3,430,000	Jul 07 / 4.55	170,238
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / 5.225	49,837
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / 5.225	44,643

Total			$335,536

TBA SALE COMMITMENTS OUTSTANDING at 12/31/06 (proceeds receivable $497,813) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2037	$500,000	1/11/07	$494,180

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Bank of America, N.A.
$5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(182,070)

786,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	1,894

80,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(2,473)

4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	78,490

130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	6,790

110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	5,295

260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	12,230

740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	30,406

2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	39,596

1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	35,929

Citibank, N.A.
4,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(112,299)

230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(3,321)

Credit Suisse First Boston International
13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(474,306)

687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	537

Credit Suisse International
18,500,000	12/4/08	4.9485%	3 month USD-LIBOR-BBA	87,973

1,111,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(8,235)

269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	4,091

Deutsche Bank AG
283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	19,211

317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(29,033)

Goldman Sachs Capital Markets, L.P.
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	13,711

317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	(21,155)

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	43,042

639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(63,890)

2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(57,441)

Goldman Sachs International
285,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(8,318)

690,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(8,253)

1,846,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(15,890)

1,835,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(22,727)

8,287,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	18,755

1,865,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(10,760)

8,290,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	8,325

795,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(8,460)

414,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	3,692

1,243,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(13,123)

JPMorgan Chase Bank, N.A.
4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	80,490

13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(506,170)

17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	171,990

1,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	48,009

2,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	43,739

466,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(11,219)

2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(129,237)

160,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	8,390

640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	27,037

2,841,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	27,674

1,859,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(9,580)

8,269,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	7,512

2,763,000	11/14/11	5.0235%	3 month USD-LIBOR-BBA	11,127

3,870,000	11/6/16	3 month USD-LIBOR-BBA	5.12%	(20,233)

2,690,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	8,281

1,930,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	10,459

486,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	3,987

	1,457,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(15,588)

	739,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(15,973)

	7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	31,520

	4,353,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(113,394)

Lehman Brothers International (Europe)
	965,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(10,344)

	2,400,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(953)

	965,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	10,533

	2,400,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	1,192

	13,949,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(606,332)

	16,076,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(442,800)

Lehman Brothers Special Financing, Inc.
	2,300,000	11/15/26	3 month USD-LIBOR-BBA	5.246%	(16,451)

	10,390,000	11/15/08	5.1125%	3 month USD-LIBOR-BBA	20,916

	1,900,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(40,124)

	7,670,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(98,178)

	21,370,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(64,923)

	1,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(13,039)

	7,140,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(174,900)

	141,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	9,547

	7,039,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	115,312

Merrill Lynch Capital Services, Inc.
	275,120	8/13/12	4.94%	3 month USD-LIBOR-BBA	(873)

	283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	13,711

	570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	43,042

	553,964	8/1/12	5.204%	3 month USD-LIBOR-BBA	(9,424)

	7,200,000	3/2/11	5.815%	3 month USD-LIBOR-BBA	(297,364)

Total					$(2,534,418)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$1,287,417	1/19/07	-	S&P 500 Index	$(929,641)
6 month forward
variance

Bear Stearns Bank PLC
4,580,000	6/1/07	41.2 bp plus	The spread	10,200
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
985,000	5/1/07	10 bp plus	The spread	185
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

44,157,770	1/17/07	3 month USD-	Russell 2000	(2,435,906)
		LIBOR-BBA minus	Total Return
		85 bp	Index

Goldman Sachs International
3,890,000	5/1/07	15 bp plus	The spread	7,030
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
1,224,046 (E)	3/16/07	-	S&P 500 Index	(616,037)
6 month forward
variance

18,848,520	1/11/07	1 month USD-	Standard & Poors	(227,071)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

47,091,850	1/11/07	1 month USD-	Standard & Poors	926,954
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

9,896,430	1/11/07	1 month USD-	Standard & Poors	(345,661)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
Services Index

28,645,944	1/11/07	1 month USD-	Standard & Poors	(651,750)
		LIBOR-BBA minus	500 Banks Index
30 bp

3,941,662	1/11/07	1 month USD-	Standard & Poors	(23,665)
		LIBOR-BBA minus	500 Automobiles
		30 bp	& Components
Index

6,408,694	1/11/07	1 month USD-	Standard & Poors	(86,657)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

10,538,987	1/11/07	1 month USD-	Standard and	469,470
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

9,015,746	1/11/07	1 month USD-	Standard & Poors	(23,584)
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

9,335,471	1/11/07	1 month USD-	Standard & Poors	98,640
		LIBOR-BBA minus	500 Consumer
		30 bp	Durables &
Apparel Index

9,335,215	1/11/07	1 month USD-	Standard & Poors	(17,250)
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

58,848,551	4/4/07	3 month USD-	Russell 2000	(4,588,279)
		LIBOR-BBA minus	Index
90 bp

13,484,426	1/11/07	1 month USD-	Standard & Poors	82,871
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

5,186,319	1/11/07	1 month USD-	Standard & Poors	82,658
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

40,047,469	1/11/07	(1 month USD-	Standard & Poors	(676,007)

		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

5,186,105	1/11/07	(1 month USD-	Standard & Poors	(148,646)
		LIBOR-BBA plus	500 Energy Index
		25 bp)

5,186,183	1/11/07	(1 month USD-	Standard & Poors	156,224
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
			Services Index

14,151,988	1/11/07	(1 month USD-	Standard & Poors	445,935
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

7,308,952	1/11/07	(1 month USD-	Standard & Poors	(319,839)
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

25,483,748	1/11/07	(1 month USD-	Standard & Poors	582,273
		LIBOR-BBA plus	500 Media Index
		25 bp)

20,367,949	1/11/07	(1 month USD-	Standard & Poors	(129,071)
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

26,532,395	1/11/07	(1 month USD-	Standard & Poors	(13,365)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

27,463,189	1/11/07	(1 month USD-	Standard & Poors	(543,294)
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

87,259,873	9/21/07	3 month USD-	Russell 2000	(531,213)
		LIBOR-BBA minus	Total Return
		90 bp	Index

1,785,000	5/1/07	10 bp plus	The spread	334
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

Lehman Brothers Special Financing, Inc.
3,999,934	4/1/07	(1 year USD-	Lehman Brothers	196,725
		LIBOR-BBA minus	U.S. High Yield
		35 bp)	Index

3,230,604	3/1/07	(1 year USD-	Lehman Brothers	178,278
		LIBOR-BBA	U.S. High Yield
		minus 25 bp)	Index

Merrill Lynch International
40,000,829	11/27/07	(3 month USD-	Russell 2000	339,522
		LIBOR-BBA minus	Total Return
		0.70%)	Index

22,299,825	10/26/07	3 month USD-	Russell 2000	(581,051)
		LIBOR-BBA minus	Total Return
		0.85%	Index

2,480,936	9/21/07	(3 month USD-	MSCI Daily Total	53,776
		LIBOR-BBA minus	Return Net
		4.25%)	Emerging Markets
			India USD Index

17,428,754	8/24/07	3 month USD-	Russell 2000	147,969
		LIBOR-BBA minus	Total Return
		0.70%	Index

Morgan Stanley & Co. International Limited
2,658,016	2/1/07	(3 month USD-	MSCI India Net	252,465
		LIBOR-BBA minus	Divs Reinvested
		400 bp)	USD

Total				$(8,856,478)

(E) See Total return swap contracts note regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	$--	$65,000	6/20/07	620 bp	$1,877

Visteon Corp., 7%,
3/10/14	--	85,000	6/20/09	605 bp	4,194

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	160,000	9/20/07	(487.5 bp)	(4,754)

Ford Motor Co., 7.45%,
7/16/31	--	195,000	9/20/08	725 bp	16,746

Ford Motor Co., 7.45%,
7/16/31	--	35,000	9/20/07	(485 bp)	(1,034)

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	91,000	6/20/07	595 bp	2,155

Visteon Corp., 7%,
3/10/14	--	35,000	6/20/09	535 bp	997

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	65,000	6/20/07	630 bp	1,910

Goldman Sachs International
General Motors Corp.,
7 1/8%, 7/15/13	--	160,000	9/20/08	620 bp	12,259

General Motors Corp.,
7 1/8%, 7/15/13	--	160,000	9/20/07	(427.5 bp)	(3,847)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/07	(425 bp)	(835)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	2,676

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	35,000	9/20/11	(108 bp)	(362)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	65,000	6/20/07	635 bp	1,521

Ford Motor Co., 7.45%,
7/16/31	--	85,000	6/20/07	665 bp	2,114

Ford Motor Co., 7.45%,
7/16/31	--	25,000	9/20/07	(345 bp)	(333)

Ford Motor Co., 7.45%,
7/16/31	--	25,000	9/20/08	550 bp	1,099

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/07	(350 bp)	(378)

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	1,412

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	9/20/07	(345 bp)	(1,181)

Ford Motor Co., 7.45%,
7/16/31	--	80,000	9/20/08	570 bp	3,710

General Motors Corp.,
7 1/8%, 7/15/13	--	110,000	9/20/07	(335 bp)	(1,883)

General Motors Corp.,
7 1/8%, 7/15/13	--	110,000	9/20/08	500 bp	5,593

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(496)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,688

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(513)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,657

Visteon Corp., 7%,
3/10/14	--	56,314	6/20/09	535 bp	1,668

Total					$47,660

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $243,540,397) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$88,906,953	$86,071,367	1/17/07	$2,835,586
British Pound	16,136,590	16,142,107	3/22/07	(5,517)
Canadian Dollar	9,657,492	10,033,416	1/17/07	(375,924)
Euro	39,102,643	38,976,513	3/22/07	126,130
Hong Kong Dollar	1,622,228	1,623,714	2/21/07	(1,486)
Japanese Yen	2,588,486	2,691,918	2/21/07	(103,432)
Mexican Peso	5,117,602	5,053,370	1/17/07	64,232
Norwegian Krone	41,784,759	42,260,926	3/22/07	(476,167)
South Korean Won	9,625,240	9,493,886	2/21/07	131,354
Swedish Krona	20,752,888	20,924,198	3/22/07	(171,310)
Swiss Franc	10,058,625	10,268,982	3/22/07	(210,357)

Total				$1,813,109

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $444,581,149) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,799,097	$16,274,974	1/17/07	$(524,123)
British Pound	46,926,262	47,255,093	3/22/07	328,831
Canadian Dollar	29,982,704	30,916,363	1/17/07	933,659
Danish Krone	993,186	999,875	3/22/07	6,689
Euro	117,122,355	117,793,981	3/22/07	671,626
Japanese Yen	126,120,000	128,118,138	2/21/07	1,998,138
Mexican Peso	5,117,602	5,076,829	1/17/07	(40,773)
New Zealand Dollar	5,045,797	4,730,447	1/17/07	(315,350)
Norwegian Krone	26,120,723	26,654,909	3/22/07	534,186
Singapore Dollar	3,631,283	3,559,359	2/21/07	(71,924)
Swedish Krona	27,133,031	27,175,054	3/22/07	42,023
Swiss Franc	35,776,986	36,026,127	3/22/07	249,141

Total				$3,812,123

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	775	$57,598,854	Mar-07	$(970,454)
Canadian Government Bond 10 yr (Long)	12	1,172,798	Mar-07	(11,483)
Dow Jones Euro Stoxx 50 Index (Short)	2,218	121,670,166	Mar-07	(189,222)
Euro-Bobl 5 yr (Long)	26	3,733,573	Mar-07	(54,613)
Euro-Bund 10 yr (Long)	426	65,226,253	Mar-07	(1,479,458)
Euro-Bund 10 yr (Short)	135	20,670,291	Mar-07	466,402
Euro-Dollar 90-day (Long)	521	123,320,700	Mar-07	(218,667)
Euro-Dollar 90-day (Long)	34	8,055,450	Jun-07	(7,342)
Euro-Dollar 90-day (Long)	34	8,067,775	Sep-07	(4,767)
Euro-Dollar 90-day (Short)	550	130,693,750	Dec-07	270,329
FTSE 100 Index (Short)	584	71,092,728	Mar-07	323,967
Japanese Government Bond 10 yr (Long)	38	42,795,094	Mar-07	(35,260)
Russell 2000 Index Mini (Long)	479	38,075,710	Mar-07	(339,826)
Russell 2000 Index Mini (Short)	781	62,081,690	Mar-07	615,428
S&P 500 Index (Long)	99	35,352,900	Mar-07	44,054
S&P 500 Index E-Mini (Long)	2,502	178,705,350	Mar-07	201,411
S&P 500 Index E-Mini (Short)	1,498	106,994,650	Mar-07	(126,581)
S&P ASX 200 Index (Short)	152	16,940,711	Mar-07	(180,570)
S&P Mid Cap 400 Index E-Mini (Long)	34	2,758,420	Mar-07	(46,948)
S&P Mid Cap 400 Index E-Mini (Short)	176	14,278,880	Mar-07	305,888
S&P/Toronto Stock Exchange 60 Index (Long)	495	63,483,771	Mar-07	210,657
Tokyo Price Index (Long)	431	60,922,246	Mar-07	2,738,913
Tokyo Price Index (Short)	53	7,491,599	Mar-07	(321,013)
U.K. Gilt 10 yr (Long)	435	92,116,364	Mar-07	(1,691,872)
U.S. Treasury Bond 20 yr (Long)	302	33,654,125	Mar-07	(737,576)
U.S. Treasury Note 2 yr (Short)	320	65,290,000	Mar-07	365,648
U.S. Treasury Note 5 yr (Long)	554	58,204,625	Mar-07	(503,104)
U.S. Treasury Note 5 yr (Short)	163	17,125,188	Mar-07	91,787
U.S. Treasury Note 10 yr (Long)	2,193	235,678,969	Mar-07	(2,536,773)
U.S. Treasury Note 10 yr (Short)	2,008	215,797,250	Mar-07	3,182,131

Total				$(638,914)

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $2,027,148) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$19,820,000	Jul 07 / 4.55	$43,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	19,820,000	Jul 07 / 4.55	983,708
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / 5.225	174,723
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / 5.225	156,514
S&P 500 Index Depository Receipts (SPDR Trust Series I) (Call)	51,689	Jan 07 / $149.31	569

Total			$1,358,601

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(49,655)

1,470,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	3,542

8,600,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	140,629

800,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	41,790

660,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	31,766

1,590,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	74,792

4,410,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	181,207

53,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	397,088

18,600,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	294,597

27,200,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(553,155)

17,346,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	549,157

7,100,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	255,093

20,743,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	86,388

Citibank, N.A.
13,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(308,138)

900,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(12,994)

Credit Suisse First Boston International
9,662,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(322,423)

Credit Suisse International
2,060,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(15,269)

802,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	12,198

Deutsche Bank AG
1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	84,926

1,404,369	8/2/32	5.86%	3 month USD-LIBOR-BBA	(128,349)

Goldman Sachs Capital Markets, L.P.
1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	60,616

1,404,369	8/12/32	5.689%	3 month USD-LIBOR-BBA	(93,520)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	189,915

2,822,353	8/1/32	5.919%	3 month USD-LIBOR-BBA	(281,900)

9,013,565	8/15/10	3 month USD-LIBOR-BBA	5.405%	(211,486)

Goldman Sachs International
1,095,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(31,958)

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(33,131)

4,999,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(43,031)

7,431,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(92,036)

33,572,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	75,980

7,686,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(44,341)

34,166,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	34,308

1,464,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(15,579)

2,762,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	24,628

8,657,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(91,401)

JPMorgan Chase Bank, N.A.
7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	142,687

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(155,745)

12,700,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	508,096

24,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	395,270

2,690,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(64,765)

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(777,762)

960,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	50,340

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	162,224

4,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	43,561

37,730,000	12/7/08	3 month USD-LIBOR-BBA	4.8485%	(247,998)

16,210,000	12/7/26	5.036%	3 month USD-LIBOR-BBA	542,029

7,664,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(39,496)

34,078,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	30,959

12,180,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	37,494

8,750,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	47,420

20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(242,430)

3,238,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	26,563

10,143,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(108,519)

1,368,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(29,567)

	35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	157,598

Lehman Brothers International (Europe)
	4,452,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(47,723)

	11,076,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(4,399)

	4,452,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	48,590

	11,076,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	5,501

	51,091,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,220,813)

	40,316,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,110,470)

	25,180,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	196,207

Lehman Brothers Special Financing, Inc.
	4,560,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(96,299)

	10,730,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(137,347)

	36,430,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(110,676)

	15,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(135,083)

	18,750,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(459,296)

	622,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	42,115

	46,963,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	769,345

Merrill Lynch Capital Services, Inc.
	1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	(3,857)

	1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	60,616

	2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	189,915

	2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	(41,582)

Total					$(2,367,043)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$1,526,759	1/19/07	-	S&P 500 Index	$(1,102,470)
6 month forward
variance

Bear Stearns Bank PLC
16,710,000	6/1/07	41.2 bp plus	The spread	37,213
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
5,285,000	5/1/07	10 bp plus	The spread	992
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

48,364,761	1/17/07	3 month USD-	Russell 2000	(2,667,977)
		LIBOR-BBA minus	Total Return
		85 bp	Index

Goldman Sachs International
768,000	9/15/11	678 bp (1 month	Ford Credit Auto	(1,151)
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

7,190,000	5/1/07	15 bp plus	The spread	12,992
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
1,404,035 (E)	3/16/07	-	S&P 500 Index	(706,622)
6 month forward
variance

19,642,514	1/11/07	1 month USD-	Standard & Poors	(236,636)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

44,205,239	1/11/07	1 month USD-	Standard & Poors	870,135
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

11,200,693	1/11/07	1 month USD-	Standard & Poors	(391,216)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
Services Index

29,447,104	1/11/07	1 month USD-	Standard & Poors	(669,977)
		LIBOR-BBA minus	500 Banks Index
30 bp

6,678,945	1/11/07	1 month USD-	Standard & Poors	(90,311)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

12,486,012	1/11/07	1 month USD-	Standard and	556,203
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

9,895,349	1/11/07	1 month USD-	Standard & Poors	(25,886)
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

8,716,479	1/11/07	1 month USD-	Standard & Poors	92,100
		LIBOR-BBA minus	500 Consumer
		30 bp	Durables &
Apparel Index

8,716,507	1/11/07	1 month USD-	Standard & Poors	(16,107)
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

141,338,007	4/4/07	3 month USD-	Russell 2000	(11,019,780)
		LIBOR-BBA minus	Index
90 bp

12,659,715	1/11/07	1 month USD-	Standard & Poors	77,803
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

5,188,319	1/11/07	1 month USD-	Standard & Poors	82,689
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

40,071,260	1/11/07	(1 month USD-	Standard & Poors	(676,377)

		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

5,212,279	1/11/07	(1 month USD-	Standard & Poors	(149,398)
		LIBOR-BBA plus	500 Energy Index
		25 bp)

5,188,364	1/11/07	(1 month USD-	Standard & Poors	156,285
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
			Services Index

13,129,609	1/11/07	(1 month USD-	Standard & Poors	413,718
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

6,974,928	1/11/07	(1 month USD-	Standard & Poors	(305,211)
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

24,909,794	1/11/07	(1 month USD-	Standard & Poors	569,191
		LIBOR-BBA plus	500 Media Index
		25 bp)

20,378,853	1/11/07	(1 month USD-	Standard & Poors	(129,159)
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

26,590,916	1/11/07	(1 month USD-	Standard & Poors	(13,380)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

26,380,712	1/11/07	(1 month USD-	Standard & Poors	(521,844)
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

23,725,400	9/21/07	3 month USD-	Russell 2000	(144,434)
		LIBOR-BBA minus	Total Return
		90 bp	Index

5,285,000	5/1/07	10 bp plus	The spread	988
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

Lehman Brothers Special Financing, Inc.
3,969,926	3/1/07	(1 year USD-	Lehman Brothers	219,077
		LIBOR-BBA	U.S. High Yield
		minus 25 bp)	Index

Merrill Lynch International
9,999,372	11/27/07	(3 month USD-	Russell 2000	84,874
		LIBOR-BBA minus	Total Return
		0.70%)	Index

16,900,243	10/26/07	3 month USD-	Russell 2000	(440,357)
		LIBOR-BBA minus	Total Return
		0.85%	Index

Total				$(16,134,033)

(E) See Total return swap contracts note regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$160,000	9/20/11	(111 bp)	$(1,856)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000	6/20/11	(101 bp)	(595)

Waste Management,
7.375%, 8/1/10	--	240,000	9/20/12	64 bp	2,332

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	75,000	6/20/07	620 bp	2,166

Visteon Corp., 7%,
3/10/14	--	100,000	6/20/09	605 bp	4,935

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	180,000	9/20/07	(487.5 bp)	(5,349)

Ford Motor Co., 7.45%,
7/16/31	--	220,000	9/20/08	725 bp	18,893

Ford Motor Co., 7.45%,
7/16/31	--	40,000	9/20/07	(485 bp)	(1,182)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	850,000	12/20/13	(50 bp)	(2,360)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	850,000	12/20/13	55 bp	6,251

Ford Motor Co., 7.45%,
7/16/31	--	105,000	6/20/07	595 bp	2,485

France Telecom, 7.25%,
1/28/13	--	410,000	6/20/16	70 bp	4,795

Visteon Corp., 7%,
3/10/14	--	35,000	6/20/09	535 bp	997

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	75,000	6/20/07	630 bp	2,203

Noble Energy, Inc., 8%,
4/1/27	--	250,000	6/20/13	60 bp	(1,069)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,804,000	(a)	2.461%	163,283

DJ CDX NA IG Series 6
Index	580	1,352,000	6/20/13	(50 bp)	(5,129)

DJ CDX NA IG Series 6
Index 7-10% tranche	--	1,352,000	6/20/13	55 bp	12,375

DJ CDX NA IG Series 7
Index	(2,964)	25,910,000	12/20/11	(40 bp)	(77,412)

DJ CDX NA IG Series 7
Index	--	1,420,000	12/20/13	(50 bp)	(3,943)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,420,000	12/20/13	56 bp	11,284

General Motors Corp.,
7 1/8%, 7/15/13	--	180,000	9/20/08	620 bp	13,791

General Motors Corp.,
7 1/8%, 7/15/13	--	180,000	9/20/07	(427.5 bp)	(4,328)

General Motors Corp.,
7 1/8%, 7/15/13	--	40,000	9/20/07	(425 bp)	(955)

General Motors Corp.,
7 1/8%, 7/15/13	--	40,000	9/20/08	620 bp	3,059

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	45,000	9/20/11	(108 bp)	(465)

JPMorgan Chase Bank, N.A.
Computer Associates,
5 5/8%, 2014	--	185,000	12/20/13	(134 bp)	2,731

Ford Motor Co., 7.45%,
7/16/31	--	75,000	6/20/07	635 bp	1,755

Ford Motor Co., 7.45%,
7/16/31	--	100,000	6/20/07	665 bp	2,488

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(399)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	550 bp	1,319

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(350 bp)	(454)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,694

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	830	1,400,000	12/20/13	(50 bp)	(3,057)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,400,000	12/20/13	54.37 bp	9,774

Hilton Hotels, 7 5/8%,
12/1/12	--	320,000	6/20/13	94 bp	(7,828)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/07	(345 bp)	(1,328)

Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/08	570 bp	4,174

General Motors Corp.,
7 1/8%, 7/15/13	--	125,000	9/20/07	(335 bp)	(2,140)

General Motors Corp.,
7 1/8%, 7/15/13	--	125,000	9/20/08	500 bp	6,356

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	879	1,480,000	12/20/13	(50 bp)	(3,231)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	1,480,000	12/20/13	53 bp	9,126

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(496)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,688

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(513)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,657

Visteon Corp., 7%,
3/10/14	--	66,553	6/20/09	535 bp	1,971

Total					$169,493

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $60,690,683) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$21,747,506	$21,058,689	1/17/07	$688,817
British Pound	3,955,312	3,955,413	3/22/07	(101)
Canadian Dollar	2,288,823	2,377,915	1/17/07	(89,092)
Danish Krone	834,049	839,666	3/22/07	(5,617)
Euro	9,016,308	9,006,638	3/22/07	9,670
Hong Kong Dollar	384,380	384,732	2/21/07	(352)
Japanese Yen	1,200,452	1,245,366	2/21/07	(44,914)
Mexican Peso	1,205,177	1,190,051	1/17/07	15,126
Norwegian Krone	9,969,003	10,084,965	3/22/07	(115,962)
Singapore Dollar	427,702	419,231	2/21/07	8,471
South Korean Won	2,428,454	2,395,319	2/21/07	33,135
Swedish Krona	5,135,101	5,177,110	2/21/07	(42,009)
Swiss Franc	2,502,879	2,555,588	3/22/07	(52,709)

Total				$404,463

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $108,319,048) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,678,798	$4,558,468	1/17/07	$(120,330)
British Pound	13,657,099	13,769,787	3/22/07	112,688
Canadian Dollar	6,657,121	6,869,851	1/17/07	212,730
Euro	31,403,011	31,598,723	3/22/07	195,712
Japanese Yen	29,382,402	29,861,905	2/21/07	479,503
Mexican Peso	1,205,177	1,195,576	1/17/07	(9,601)
Norwegian Krone	4,727,366	4,821,900	3/22/07	94,534
Swedish Krona	6,595,396	6,605,714	3/22/07	10,318
Swiss Franc	8,964,368	9,037,124	3/22/07	72,756

Total				$1,048,310

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	363	$26,978,560	Mar-07	$(223,744)
Canadian Government Bond 10 yr (Long)	11	1,075,064	Mar-07	(10,527)
Dow Jones Euro Stoxx 50 Index (Short)	595	32,639,201	Mar-07	(50,766)
Euro-Bobl 5 yr (Long)	25	3,589,974	Mar-07	(52,513)
Euro-Bund 10 yr (Long)	274	41,953,035	Mar-07	(952,105)
Euro-Bund 10 yr (Short)	137	20,976,518	Mar-07	473,312
Euro-Dollar 90-day (Long)	574	135,865,800	Mar-07	(241,124)
Euro-Dollar 90-day (Long)	37	8,766,225	Jun-07	(8,001)
Euro-Dollar 90-day (Long)	37	8,779,638	Sep-07	(5,188)
Euro-Dollar 90-day (Short)	606	144,000,750	Dec-07	297,939
FTSE 100 Index (Short)	150	18,260,118	Mar-07	83,211
Japanese Government Bond 10 yr (Long)	19	21,397,547	Mar-07	(17,630)
Russell 2000 Index Mini (Long)	180	14,308,200	Mar-07	(135,469)
Russell 2000 Index Mini (Short)	18	1,430,820	Mar-07	14,184
S&P 500 Index (Long)	27	9,641,700	Mar-07	11,524
S&P 500 Index E-Mini (Short)	920	65,711,000	Mar-07	(102,903)
S&P ASX 200 Index (Short)	11	1,225,972	Mar-07	(13,067)
S&P Mid Cap 400 Index E-Mini (Long)	9	730,170	Mar-07	(14,078)
S&P Mid Cap 400 Index E-Mini (Short)	79	6,409,270	Mar-07	137,302
S&P/Toronto Stock Exchange 60 Index (Long)	139	17,826,756	Mar-07	58,824
Tokyo Price Index (Long)	67	9,470,512	Mar-07	405,304
Tokyo Price Index (Short)	31	4,381,878	Mar-07	(187,761)
U.K. Gilt 10 yr (Long)	226	47,858,157	Mar-07	(856,113)
U.S. Treasury Bond 20 yr (Long)	209	23,290,438	Mar-07	(457,838)
U.S. Treasury Note 2 yr (Long)	25	5,100,781	Mar-07	(6,500)
U.S. Treasury Note 5 yr (Long)	195	20,487,188	Mar-07	(177,085)
U.S. Treasury Note 5 yr (Short)	106	11,136,625	Mar-07	59,863
U.S. Treasury Note 10 yr (Long)	1,386	148,951,688	Mar-07	(1,537,268)
U.S. Treasury Note 10 yr (Short)	938	100,805,688	Mar-07	1,485,744

Total				$(2,022,473)

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $1,764,728) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay
a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	$15,880,000	Jul 07 / 4.55	$34,522
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	15,880,000	Jul 07 / 4.55	788,157
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA maturing March 5,
2018.	7,746,000	Mar 08 / 5.225	189,978
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA maturing March
5, 2018.	7,746,000	Mar 08 / 5.225	170,180

Total			$1,182,837

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(165,518)

1,725,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	4,157

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	103,019

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	40,223

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	30,804

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	72,440

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	175,043

51,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	382,103

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	242,330

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(250,140)

13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	433,380

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	251,501

18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	75,701

Citibank, N.A.
18,650,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(425,686)

910,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(13,138)

Credit Suisse First Boston International
19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	632,291

Credit Suisse International
2,464,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(18,263)

887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	13,490

Deutsche Bank AG
824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	55,947

925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA	(84,551)

Goldman Sachs Capital Markets, L.P.
824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	39,931

925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA	(61,607)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	124,596

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA	(184,945)

5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%	(133,159)

Goldman Sachs International
1,017,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(29,681)

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(33,131)

5,193,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(44,701)

5,821,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(72,095)

26,326,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	59,581

6,109,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(35,243)

27,184,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	27,297

1,660,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(17,663)

6,031,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	53,776

19,018,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(200,792)

JPMorgan Chase Bank, N.A.
5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	104,271

12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(490,596)

14,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	592,112

25,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	416,329

2,156,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(51,908)

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(754,370)

920,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	48,243

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	156,733

3,882,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	37,814

6,092,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(31,395)

27,115,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	24,633

13,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	43,066

10,050,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	54,465

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(257,655)

7,069,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	57,990

22,282,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(238,392)

1,659,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(35,857)

31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	139,587

5,163,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(134,494)

Lehman Brothers International (Europe)
5,046,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(54,090)

	12,553,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(4,986)

	5,046,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	55,073

	12,553,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	6,234

	26,397,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,147,419)

	24,138,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(664,861)

	26,210,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	204,233

Lehman Brothers Special Financing, Inc.
	3,010,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(63,566)

	3,990,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	(51,074)

	17,700,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	(53,774)

	20,650,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(175,993)

	41,960,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,027,842)

	410,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	27,761

	6,002,000	8/3/08	5.425%	3 month USD-LIBOR-BBA	(98,325)

Merrill Lynch Capital Services, Inc.
	801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	(2,541)

	824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	39,931

	1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	124,596

	1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	(27,280)

Total					$(2,186,050)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$773,239	1/19/07	-	S&P 500 Index	$(558,354)
6 month forward
variance

Bear Stearns Bank PLC
15,930,000	6/1/07	41.2 bp plus	The spread	35,476
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
5,420,000	5/1/07	10 bp plus	The spread	1,017
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
846,000	9/15/11	678 bp (1 month	Ford Credit Auto	(1,268)
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

7,900,000	5/1/07	15 bp plus	The spread	14,275
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
684,081 (E)	3/16/07	-	S&P 500 Index	(344,284)
6 month forward
variance

10,811,764	1/11/07	1 month USD-	Standard & Poors	(130,250)
		LIBOR-BBA minus	500 Capital
		30 bp	Goods Index

13,520,128	1/11/07	1 month USD-	Standard & Poors	266,130
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

7,445,946	1/11/07	1 month USD-	Standard & Poors	(260,072)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
Services Index

15,985,787	1/11/07	1 month USD-	Standard & Poors	(363,706)
		LIBOR-BBA minus	500 Banks Index
30 bp

3,722,916	1/11/07	1 month USD-	Standard & Poors	(50,340)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

6,368,457	1/11/07	1 month USD-	Standard and	283,690
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

4,213,001	1/11/07	1 month USD-	Standard & Poors	(11,021)
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

2,449,400	1/11/07	1 month USD-	Standard & Poors	25,881
		LIBOR-BBA minus	500 Consumer
		30 bp	Durables &
Apparel Index

2,449,485	1/11/07	1 month USD-	Standard & Poors	(59,133)
		LIBOR-BBA minus	500 Insurance
		30 bp	Index

15,757,546	4/4/07	3 month USD-	Russell 2000	(1,228,578)
		LIBOR-BBA minus	Index
90 bp

3,625,107	1/11/07	1 month USD-	Standard & Poors	22,279
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
Supplies Index

2,991,716	1/11/07	1 month USD-	Standard & Poors	47,681
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

2,449,303	1/11/07	1 month USD-	Standard & Poors	15,888
		LIBOR-BBA minus	500 Utilities
		30 bp	Index

19,276,126	1/11/07	(1 month USD-	Standard & Poors	(325,383)
		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

4,625,294	1/11/07	(1 month USD-	Standard & Poors	(132,572)
		LIBOR-BBA plus	500 Energy Index
		25 bp)

2,449,243	1/11/07	(1 month USD-	Standard & Poors	73,778
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
			Services Index

3,706,419	1/11/07	(1 month USD-	Standard & Poors	116,791
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

2,566,257	1/11/07	(1 month USD-	Standard & Poors	(112,300)
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

10,633,391	1/11/07	(1 month USD-	Standard & Poors	242,960
		LIBOR-BBA plus	500 Media Index
		25 bp)

10,318,620	1/11/07	(1 month USD-	Standard & Poors	(65,389)
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

12,816,089	1/11/07	(1 month USD-	Standard & Poors	(6,456)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

9,641,684	1/11/07	(1 month USD-	Standard & Poors	(190,738)
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

26,135,967	9/21/07	3 month USD-	Russell 2000	(159,109)
		LIBOR-BBA minus	Total Return
		90 bp	Index

5,420,000	5/1/07	10 bp plus	The spread	1,014
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

Lehman Brothers Special Financing, Inc.
3,499,841	4/1/07	(1 year USD-	Lehman Brothers	172,129
		LIBOR-BBA minus	U.S. High Yield
		35 bp)	Index

2,097,836	3/1/07	(1 year USD-	Lehman Brothers	115,768
		LIBOR-BBA	U.S. High Yield
		minus 25 bp)	Index

Total				$(2,564,196)

(E) See Total return swap contracts note regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$170,000	9/20/11	(111 bp)	$(1,972)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	65,000	6/20/11	(101 bp)	(595)

Waste Management,
7.375%, 8/1/10	--	235,000	9/20/12	64 bp	2,283

Citibank, N.A.
Celestica, Inc. 7 7/8%,
7/1/11	--	90,000	9/20/11	285 bp	201

Ford Motor Co., 7.45%,
7/16/31	--	40,000	6/20/07	620 bp	1,155

Visteon Corp., 7%,
3/10/14	--	55,000	6/20/09	605 bp	2,714

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	90,000	9/20/07	(487.5 bp)	(2,674)

Ford Motor Co., 7.45%,
7/16/31	--	110,000	9/20/08	725 bp	9,447

Ford Motor Co., 7.45%,
7/16/31	--	20,000	9/20/07	(485 bp)	(590)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	937,000	12/20/13	(50 bp)	(2,603)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	937,000	12/20/13	55 bp	6,890

Ford Motor Co., 7.45%,
7/16/31	--	56,000	6/20/07	595 bp	1,326

France Telecom, 7.25%,
1/28/13	--	390,000	6/20/16	70 bp	4,560

Visteon Corp., 7%,
3/10/14	--	20,000	6/20/09	535 bp	570

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	40,000	6/20/07	630 bp	1,175

Noble Energy, Inc., 8%,
4/1/27	--	275,000	6/20/13	60 bp	(1,176)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,678,000	(a)	2.461%	151,878

DJ CDX NA IG Series 6
Index	602	1,404,000	6/20/13	(50 bp)	(5,326)

DJ CDX NA IG Series 6
Index 7-10% tranche	--	1,404,000	6/20/13	55 bp	12,851

DJ CDX NA IG Series 7
Index	(2,250)	19,670,000	12/20/11	(40 bp)	(58,769)

DJ CDX NA IG Series 7
Index	--	1,564,000	12/20/13	(50 bp)	(4,343)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,564,000	12/20/13	56 bp	12,429

General Motors Corp.,
7 1/8%, 7/15/13	--	90,000	9/20/08	620 bp	6,896

General Motors Corp.,
7 1/8%, 7/15/13	--	90,000	9/20/07	(427.5 bp)	(2,164)

General Motors Corp.,
7 1/8%, 7/15/13	--	20,000	9/20/07	(425 bp)	(477)

General Motors Corp.,
7 1/8%, 7/15/13	--	20,000	9/20/08	620 bp	1,529

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	20,000	9/20/11	(108 bp)	(206)

JPMorgan Chase Bank, N.A.
Computer Associates,
5 5/8%, 2014	--	185,000	12/20/13	(134 bp)	2,731

Ford Motor Co., 7.45%,
7/16/31	--	40,000	6/20/07	635 bp	936

Ford Motor Co., 7.45%,
7/16/31	--	50,000	6/20/07	665 bp	1,244

Ford Motor Co., 7.45%,

7/16/31	--	15,000	9/20/07	(345 bp)	(200)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/08	550 bp	660

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/07	(350 bp)	(226)

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/08	500 bp	847

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	910	1,534,000	12/20/13	(50 bp)	(3,350)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,534,000	12/20/13	54.37 bp	10,709

Hilton Hotels, 7 5/8%,
12/1/12	--	335,000	6/20/13	94 bp	(8,195)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	45,000	9/20/07	(345 bp)	(664)

Ford Motor Co., 7.45%,
7/16/31	--	45,000	9/20/08	570 bp	2,087

General Motors Corp.,
7 1/8%, 7/15/13	--	65,000	9/20/07	(335 bp)	(1,113)

General Motors Corp.,
7 1/8%, 7/15/13	--	65,000	9/20/08	500 bp	3,305

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	967	1,628,000	12/20/13	(50 bp)	(3,554)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	1,628,000	12/20/13	53 bp	10,040

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/07	(345 bp)	(248)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	9/20/08	560 bp	844

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/07	(335 bp)	(257)

General Motors Corp.,
7 1/8%, 7/15/13	--	15,000	9/20/08	500 bp	829

Visteon Corp., 7%,
3/10/14	--	30,717	6/20/09	535 bp	910

Total					$152,344

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a)	Percentages indicated are based on net assets as follows:

	Growth Portfolio	$ 2,156,768,770
	Balanced Portfolio	2,106,700,190
	Conservative Portfolio	985,120,545

(RAT)	The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is as follows:
		Cost for federal	Unrealized	Unrealized	Net unrealized
		income tax purposes	appreciation	depreciation	appreciation

	Growth Portfolio	$ 1,959,423,492	$ 366,684,258	$ (48,209,967)	$318,474,291
	Balanced Portfolio	1,955,886,939	320,033,859	(48,838,592)	271,195,267
	Conservative Portfolio	948,769,650	94,925,449	(14,044,319)	80,881,130

(NON)	Non-income-producing security.

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. Decrane Aircraft Holdings Co. was acquired on 7/23/04 with a cost of $74,520 for Conservative Portfolio. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative Portfolio. For Conservative Portfolio, total market value of restricted securities held was less than 0.1% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	These securities, in part or entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at December 31, 2006.

(d)	Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2006, the value of securities loaned amounted to $96,685,109, $86,085,563 and $11,804,109 (for Growth Portfolio, Balanced Portfolio and Conservative
Portfolio, respectively). The fund received cash collateral of $100,766,184, $89,559,147 and $12,317,803 (for Growth
Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other
Putnam funds into 43 issues of high-grade, short-term investments.

(e)	Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam
Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of
Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day.
Management fees paid by each fund are reduced by an amount equal to the management and administrative fees paid by
Putnam Prime Money Market Fund with respect to assets invested by each fund in Putnam Prime Money Market Fund. Income distributions earned by the funds totaled $1,852,422, $3,225,086 and $2,224,000 (for Growth Portfolio, Balanced
Portfolio and Conservative Portfolio, respectively) for the period ended December 31, 2006. During the period ended
December 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

		Cost of	Proceeds of
		purchases	sales

	Growth Portfolio	$280,445,452	$ 264,140,859
	Balanced Portfolio	180,871,575	223,209,716
	Conservative Portfolio	113,087,242	156,136,892

(F)	Security is valued at fair value following procedures approved by the Trustees. On December 31, 2006 fair value pricing was also used for certain foreign securities in the portfolios.

(R)	Real Estate Investment Trust.

(SG)	Securities on loan, in part or in entirety, at December 31, 2006 (Growth Portfolio).

(SB)	Securities on loan, in part or in entirety, at December 31, 2006 (Balanced Portfolio).

(SC)	Securities on loan, in part or in entirety, at December 31, 2006 (Conservative Portfolio).

(SN)	The securities noted above were purchased during the period for an aggregate cost of $151,427, $289,678 and $592,092
(for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of December 31, 2006, the aggregate values of these securities totaled $126,272, $245,712 and $497,094 (for Growth Portfolio, Balanced Portfolio and Conservative
Portfolio, respectively). Certain of the securities were subsequently sold for totals summarized below. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the funds may have claims against other parties in this regard.

Sold
totals

Balanced Portfolio
	Structured Asset Securities Corp. 144A IFB Ser. 05-RF6, Class AIO, IO, 0.848s, 2043	$47,362

Conservative Portfolio
	Structured Asset Securities Corp. 144A IFB Ser. 05-RF6, Class AIO, IO, 0.848s, 2043	49,417

At December 31, 2006, liquid assets totaling $614,212,536, $655,642,251 and $276,774,736 (for Growth Portfolio,
Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts,
respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Growth Portfolio

Australia	1.2%
Austria	0.5
Brazil	1.1
China	0.8
Finland	0.5
France	2.0
Germany	2.0
Hong Kong	0.6
Italy	0.7
Japan	5.1
Malaysia	0.5
Netherlands	1.8
Norway	0.5
Russia	1.1
South Africa	0.7
South Korea	1.4
Spain	0.8
Sweden	1.0
Switzerland	1.5
Taiwan	1.1
United Kingdom	5.1
United States	66.3
Other	3.7

Total	100.0%

Balanced Portfolio

Australia	1.0%
France	1.5
Germany	1.6
Italy	0.5
Japan	3.8
Netherlands	1.6
Spain	0.6
Sweden	0.8
Switzerland	1.0
United Kingdom	4.0
United States	80.4
Other	3.2

Total	100.0%

Conservative Portfolio

Australia	0.5%
Cayman Islands	0.5
France	0.9
Germany	0.9
Japan	2.1
Netherlands	0.9
Switzerland	0.6
United Kingdom	2.7
United States	88.1
Other	2.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent.

At December 31, 2006, fair value pricing was used for certain foreign securities in the portfolios.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the funds please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007